================================================================================
THE RYDEX SERIES FUNDS
================================================================================

                                                                 BENCHMARK FUNDS
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2001

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                                     MEKROS FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO

                                                              [RYDEX FUNDS LOGO]
                                                       THE INDEX ALTERNATIVE(TM)

                                       1                      SEMI-ANNUAL REPORT

Dear Shareholder:

The six-month period ended September 30, 2001 counts among the most unusual periods in stock market history.

Even before the tragic terrorist attacks of September 11, the stock market was in a tailspin. Despite the stimulus of repeated interest rate cuts by the Federal Reserve Bank and tax rebates from the Bush administration, the markets remained focused on declining GDP growth and poor corporate earnings. Recession seemed likely, and rising unemployment triggered fears that consumer spending would fail to prop up economic activity as it had in the recent past.

By September 10, the day prior to the attacks, the bellwether S&P 500(R) Index had dropped 28% from its March 2000 high. The attacks closed the New York Stock Exchange for nearly a week--the longest trading halt since World War I--and upon reopening, the S&P fell another 11.6%, hitting a period low on September 21. Other indices were down as well. For the six-month period covered by this report, the technology-heavy Nasdaq 100 Index(R) was down 25.72%. The small-cap stocks of the Russell 2000(R) Index fared better, lowering only 9.40%.

The Rydex short funds were well positioned for these market conditions, and all four short equity portfolios--Rydex Venture 100, Tempest 500, the Ursa and Arktos Funds--showed positive returns. The Rydex Venture 100 Fund, one of the four Rydex Dynamic Funds, was the leader with its six-month return of 25.9%, and Lipper named it the best performing equity fund in the country for the third quarter. Among our #other index-based funds, only the U.S. Government Bond Fund posted a positive return.

It is encouraging that investors seem never to have entirely lost their optimism during this blistering period. Most investors are aware that stock valuations are significantly more attractive than they were six months ago, and that equities remain the investment of choice for longer time periods. Although the market is clearly in a process of adjusting to global realities, the economic infrastructure of our country remains intact.

We are pleased to report that on August 15, Rydex introduced the Medius Fund, which seeks to provide investment results that correlate to 150% of the performance of the S&P MidCap 400(TM). Since this index lost only 5.59% for the period, we feel that exposure to this segment of the market can provide opportunities for investors in the coming years.

We appreciate the confidence you've had in the American financial market--and your investments at Rydex Funds.

Sincerely,

/s/ A. P. Viragh, Jr.
---------------------
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

OTC FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)            SEPTEMBER 30, 2001

                                                           MARKET
                                                            VALUE
                                    SHARES                (NOTE 1)
-----------------------------------------------------------------
COMMON STOCKS 96.0%
Microsoft Corp.*                  1,612,100         $  82,491,157
Intel Corp.                       2,049,800            41,795,422
Qualcomm, Inc.*                     798,900            37,979,706
Cisco Systems, Inc.*              2,276,100            27,722,898
Oracle Corp.*                     2,024,500            25,468,210
Amgen, Inc.*                        424,800            24,961,248
Dell Computer Corp.*                832,800            15,431,784
Comcast Corp.*                      390,500            14,007,235
Maxim Integrated
  Products*                         400,500            13,993,470
WorldCom, Inc.-
  WorldCom Group*                   926,100            13,928,544
Linear Technology
  Corp.                             369,900            12,132,720
Concord EFS, Inc.*                  246,900            12,085,755
Immunex Corp.*                      637,700            11,893,105
Applied Materials,
  Inc.*                             367,400            10,448,856
Genzyme Corp.-General
  Division*                         226,500            10,287,630
Chiron Corp.*                       231,100            10,267,773
Sun Microsystems,
  Inc.*                           1,231,300            10,182,851
Paychex, Inc.                       309,000             9,736,590
Biomet, Inc.                        316,000             9,243,000
Xilinx, Inc.*                       385,900             9,080,227
Biogen, Inc.*                       158,800             8,826,104
Bed Bath & Beyond,
  Inc.*                             338,700             8,623,302
Intuit, Inc.*                       229,300             8,208,940
eBay, Inc.*                         177,400             8,116,050
Altera Corp.*                       472,300             7,736,274
Flextronics International,
  Ltd.*                             455,600             7,535,624
JDS Uniphase Corp.*               1,180,600             7,461,392
Gemstar-TV Guide
 International, Inc.*               375,800             7,407,018
Costco Wholesale
  Corp.*                            206,700             7,350,252
Nextel Communications,
  Inc.*                             830,200             7,189,532
Cintas Corp.                        177,200             7,141,160
Idec Pharmaceuticals
  Corp.*                            143,700             7,123,209
Medimmune, Inc.*                    199,000             7,090,370
VeriSign, Inc.*                     166,500             6,976,350
Fiserv, Inc.*                       203,400             6,956,280
Starbucks Corp.*                    462,000             6,856,080
Peoplesoft, Inc.*                   372,100             6,712,684
Apple Computer, Inc.*               426,300             6,611,913
Veritas Software Corp.*             356,000             6,564,640
Kla-Tencor Corp.*                   195,500             6,173,890
Siebel Systems, Inc.*               469,300             6,105,593
USA Networks, Inc.*                 310,700             5,586,386
Electronic Arts, Inc*               119,800             5,471,266
Echostar Communications
  Corp.*                            216,100             5,028,647
Adobe Systems, Inc.                 203,600             4,882,328
Check Point Software
  Technologies*                     202,600             4,461,252
PanAmSat Corp.*                     175,900             4,100,229
Sanmina Corp.*                      297,200             4,035,976
Citrix Systems, Inc.*               193,300             3,827,340
Millennium
  Pharmaceuticals*                  209,800             3,726,048
Nvidia Corp.*                       134,000             3,680,980
Paccar, Inc.                         74,400             3,650,808
Novellus Systems, Inc.*             126,900             3,624,264
Staples, Inc.*                      267,900             3,568,428
CIENA Corp.*                        337,900             3,476,991
Human Genome Sciences,
  Inc.*                             110,400             3,412,464
Adelphia
  Communications*                   144,100             3,199,020
Comverse Technology,
  Inc.*                             154,900             3,172,352
BEA Systems, Inc.*                  319,600             3,064,964
Telefonaktiebolaget LM
  Ericsson                          861,900             3,008,031
ADC Telecommunications,
  Inc.*                             857,500             2,992,675
Broadcom Corp.*                     145,400             2,951,620
TMP Worldwide, Inc.*                102,400             2,907,136
Brocade Communications
  System*                           201,400             2,825,642
Smurfit-Stone Container
  Corp.*                            207,600             2,746,548
RF Micro Devices,
  Inc.*                             163,300             2,714,046

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                        4

                                                           MARKET
                                                            VALUE
                                   SHARES                (NOTE 1)
-----------------------------------------------------------------
Microchip Technology,
  Inc.*                               96,300         $  2,580,840
Molex, Inc.                           84,100            2,364,051
Applied Micro Circuits
  Corp.*                             304,000            2,124,960
Yahoo, Inc.*                         239,800            2,112,638
Network Appliance,
  Inc.*                              300,000            2,040,000
Atmel Corp.*                         303,200            2,025,376
Conexant Systems,
  Inc.*                              242,700            2,014,410
Tellabs, Inc.*                       203,500            2,010,580
Juniper Networks,
  Inc.*                              184,300            1,787,710
Compuware Corp.*                     199,000            1,657,670
PMC - Sierra, Inc.*                  157,600            1,637,464
Abgenix, Inc.*                        71,400            1,620,780
Parametric Technology
  Corp.*                             310,100            1,609,419
Rational Software
  Corp.*                             183,400            1,588,244
QLogic Corp.*                         82,200            1,561,800
Mercury Interactive
  Corp.*                              76,700            1,460,368
Vitesse Semiconductor
  Corp.*                             179,800            1,393,450
Novell, Inc.*                        378,200            1,384,212
i2 Technologies, Inc.*               389,000            1,338,160
Amazon.Com, Inc.*                    209,900            1,253,103
Level 3 Communications,
  Inc.*                              223,000              842,940
Palm, Inc.*                          465,900              680,214
RealNetworks, Inc.*                  132,500              643,950
CNET Networks, Inc.*                 136,000              584,800
3Com Corp.*                          152,100              570,375
Ariba, Inc.*                         208,900              388,554
McLeodUSA, Inc.*                     436,000              335,720
CMGI, Inc.*                          332,200              332,200
Inktomi Corp.*                       101,100              277,014
BroadVision, Inc.*                   263,500              239,785
Metromedia Fiber Network,
  Inc.*                              519,100              176,494
XO Communications,
  Inc.*                              317,500              130,175
At Home Corp.*                       244,700               36,705
Exodus Communications,
  Inc.*                              526,900         $          0
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $680,745,104)                                 688,824,440
                                                     ------------

                                            FACE
                                          AMOUNT
                                          ------
REPURCHASE AGREEMENTS 4.0%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations (Note 4):
  3.15% due 10/01/01                 $16,021,580        16,021,580
  3.18% due 10/01/01                   8,010,790         8,010,790
  3.20% due 10/01/01                   4,521,673         4,521,673
                                                    --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $28,554,043)                                    28,554,043
                                                    --------------
TOTAL INVESTMENTS 100%
  (Cost $709,299,147)                               $  717,378,483
                                                    ==============

===========================================================================================
                                                                                 UNREALIZED
                                                                                       LOSS
                                                                   CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2001 NASDAQ 100 Futures Contracts
  (Underlying Face Amount at Market Value $30,323,900)                   269  $ (4,116,283)
                                                                              =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

MEDIUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

===========================================================================================
                                                                                 UNREALIZED
                                                                                       LOSS
                                                                   CONTRACTS       (NOTE 1)
-------------------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2001 Standard and Poor's 400 Mid Cap Equity Index Swap,
  Maturing 12/16/01* (Total Notional Market Value $7,777,000)         13,861  $ (1,843,392)
                                                                              =============

* PRICE RETURN BASED ON STANDARD AND POOR'S 400 MID CAP INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                        6
MEKROS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)              SEPTEMBER 30, 2001

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
COMMON STOCKS 51.2%
Post Properties, Inc.                          1,200    $   44,495
Interdigital Communications
  Corp.*                                       5,494        40,270
Peoples Energy Corp.                             963        38,288
Andrew Corp.*                                  1,898        34,505
Interstate Bakeries                            1,348        34,373
Pediatrix Medical Group,
  Inc.*                                          804        32,794
Bank Mutual Corp.                              1,959        31,539
Ameripath, Inc.*                               1,155        30,329
Pathmark Stores, Inc.*                         1,269        30,201
Highwoods Properties,
  Inc.                                         1,169        28,932
La Quinta Properties,
  Inc                                          6,505        28,621
Spartech Corp.                                 1,376        28,455
PSS World Medical,
  Inc.*                                        2,897        27,636
Boyd Gaming Corp.*                             6,121        27,237
Wisconsin Central
  Transport*                                   1,546        26,405
Sierra Pacific
  Resources                                    1,743        26,318
Vintage Petroleum,
  Inc.                                         1,646        26,088
First Industrial Realty
  Trust                                          855        25,649
Quanex Corp.                                   1,110        25,640
Applebees International,
  Inc.                                           849        25,045
Copart, Inc.*                                    894        25,040
Hughes Supply, Inc.                            1,086        24,217
Brooks Automation,
  Inc.*                                          904        24,037
Dycom Industries,
  Inc.*                                        2,063        23,931
Ohio Casualty Corp.                            1,837        23,863
Vesta Insurance Group,
  Inc.                                         1,807        23,672
Ikon Office Solutions,
  Inc.                                         3,054        23,577
Finish Line*                                   2,168        23,523
AmerUs Group Co.                                 659        23,179
Global Payments, Inc.                            785        23,079
Ihop Corp.*                                      863        22,611
NBC Capital Corp.                                688        22,532
Startek, Inc.*                                 1,282        22,422
Peregrine Pharmaceuticals,
  Inc.*                                       22,175        21,953
Neurocrine Biosciences,
  Inc.*                                          683        21,870
Fleming Companies,
  Inc.                                           740        21,830
FelCor Lodging Trust,
  Inc.                                         1,622        21,816
Worthington Industries                         1,905        21,431
UICI*                                          1,560        21,263
ArvinMeritor, Inc.                             1,468        20,978
Casella Waste Systems,
  Inc.*                                        1,879        20,913
Covance, Inc.*                                 1,141        20,435
Unifi, Inc.                                    2,483        20,361
Pilgrims Pride Corp.                           1,466        20,231
Ryland Group, Inc.                               417        19,887
Lands' End, Inc.                                 682        19,710
Picturetel Corp.*                              3,275        19,585
Airgas, Inc.*                                  1,426        18,923
Petsmart, Inc.*                                2,683        18,888
Echelon Corp.*                                 1,493        18,633
Vector Group, Ltd.                               429        18,335
Genome Therapeutics
  Corp.*                                       3,141        18,218
Arthrocare Corp.*                                928        18,189
Astec Industries, Inc.*                        1,350        17,564
Delphi Financial Group                           517        17,475
Cognex Corp.*                                    889        17,442
Consolidated Graphics,
  Inc.*                                        1,011        17,268
Reckson Associates
  Realty                                         706        17,050
Westport Resources
  Corp.*                                       1,151        16,920
Stewart Enterprises,
  Inc.                                         2,909        16,872
Intelidata Technologies
  Corp.*                                       5,075        16,646
OAK Technology,
  Inc.*                                        2,117        16,513

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                        7

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
Cousins Properties,
  Inc.                                           653    $   16,162
Atlantic Coast Airlines
  Holdings, Inc.*                              1,203        16,000
Zoran Corp.*                                     643        15,573
Great Atlantic & Pacific
  Tea Co.                                      1,083        15,498
LTX Corp.*                                     1,132        15,407
UMB Financial Corp.                              368        15,272
Cash America International,
  Inc.                                         1,671        15,206
New York Community
  Bancorp, Inc.                                  653        15,156
Thoratec Corp.*                                  904        14,952
La Jolla Pharmaceutical
  Co.*                                         3,642        14,823
Per-Se Technologies,
  Inc.*                                        1,846        14,657
Interactive Data Corp.                         1,095        14,618
Stancorp Financial
  Group                                          302        14,617
Commercial Federal
  Corp.                                          600        14,562
First Financial Corp./
  Indiana                                        364        14,531
Cryolife, Inc.*                                  386        14,517
W.R. Berkley Corp.                               302        14,496
O'Reilly Automotive,
  Inc.*                                          505        14,468
Dianon Systems, Inc.*                            288        14,458
Diagnostic Products
  Corp.                                          340        14,355
Amsurg Corp.*                                    520        14,326
General Cable Corp.                            1,452        14,302
Fair, Isaac & Company,
  Inc.                                           302        14,263
Sangstat Medical
  Corp.*                                         766        14,117
Finova Group, Inc.                            12,554        14,060
Kopin Corp.*                                   1,326        13,830
Handleman Co.                                    986        13,804
Integrated Electrical
  Services*                                    2,505        13,778
WGL Holdings, Inc.                               509        13,687
Bancorpsouth, Inc.                               884        13,614
Kennametal, Inc.                                 426        13,598
CoStar Group, Inc.*                              756        13,585
United Auto Group,
  Inc.*                                          816        13,578
Transkaryotic Therapies,
  Inc.*                                          499        13,543
Kulicke & Soffa
  Industries                                   1,240        13,516
Hawaiian Electric
  Inds.                                          345        13,455
Applica, Inc.                                  1,586        13,402
InterVoice-Brite, Inc.*                        1,285        13,338
National Service
  Industries, Inc.                               645        13,319
FalconStor Software,
  Inc.*                                        1,532        13,282
Elantec Semiconductor,
  Inc.*                                          576        13,219
Timken Co.                                       964        13,207
kforce, Inc.*                                  2,621        13,184
Jakks Pacific, Inc.*                             973        13,136
FEI Company*                                     598        13,007
Sterling Financial
  Corp.                                          603        12,874
Intermagnetics General
  Corp.*                                         550        12,793
Curtiss-Wright Corp.                             273        12,722
Cabot Industrial Trust                           618        12,669
Alexander & Baldwin,
  Inc.                                           539        12,618
Ventana Medical
Systems*                                         616        12,591
Fremont General
  Corp.                                        2,295        12,531
Digital Insight Corp.*                         1,087        12,501
Martek Biosciences
  Corp.*                                         686        12,485
Alpha Industries                                 643        12,455
Zale Corp.*                                      470        12,446
Napro Biotherapeutics,
  Inc.*                                        1,568        12,387
Citizens Banking Corp.
  Mich                                           386        12,383
4 Kids Entertainment,
  Inc.*                                          621        12,358
Bankunited Financial Corp.                       841        12,337

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                        8

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
MedQuist, Inc.*                                  489    $   12,298
Computerized Thermal
  Imaging, Inc.*                               5,437        12,179
Spectralink Corp.*                               800        12,144
Coherent, Inc.*                                  420        11,928
Advanced Energy
  Industries*                                    717        11,924
Briggs & Stratton                                380        11,860
EMCOR Group, Inc.*                               371        11,835
Secure Computing
  Corp.*                                       1,195        11,639
Connetics Corp.*                               1,779        11,635
JLG Industries, Inc.                           1,266        11,597
Energen Corp.                                    512        11,520
Park National Corp.                              119        11,513
Seachange International,
  Inc.*                                          651        11,373
Nabi*                                          1,840        11,371
Hollywood Entertainment
  Corp.*                                         966        11,351
Sola International, Inc.*                        748        11,340
Atmos Energy Corp.                               523        11,297
Discount Auto Parts*                             817        11,275
Thomas & Betts Corp.                             644        11,257
Tecumseh Products Co.                            247        11,246
Commerce Group, Inc.                             295        11,210
S1 Corp.*                                      1,317        11,142
Camden Property Trust                            297        11,019
Sonic Automotive, Inc.*                          810        11,016
First Midwest Bancorp,
  Inc./II                                        326        11,012
CBRL Group, Inc.                                 501        11,007
Avista Corp.                                     809        11,002
Integra LifeSciences Holdings
  Corp.*                                         396        10,938
Rock-Tenn Co.                                    994        10,934
Credit Acceptance Corp.*                       1,251        10,934
Acclaim Entertainment,
  Inc.*                                        4,077        10,926
Spiegel, Inc.                                  1,546        10,899
Concurrent Computer
  Corp.*                                       1,187        10,778
Albemarle Corp.                                  570        10,773
PEP Boys-Manny Moe &
  Jack                                           974        10,763
Merix Corp.*                                     758        10,650
Minerals Technologies,
  Inc.                                           282        10,643
Independence Community
  Bank                                           489        10,626
Thornburg Mortgage,
  Inc.                                           641        10,621
Boston Communications
  Group*                                         942        10,550
BRE Properties                                   352        10,542
Weingarten Realty
  Investors                                      216        10,498
Circuit City Stores-
  Carmax*                                        931        10,474
Hudson United
  Bancorp                                        377        10,458
Standard Commercial
  Corp.                                          623        10,248
Wackenhut Corrections
  Corp.*                                         759        10,171
Viasat, Inc.*                                    568        10,133
Arkansas Best Corp.                              489        10,127
Santander Bancorp                                520        10,124
American Axle &
  Manufacturing Holdings,
  Inc.*                                          793        10,111
Borland Software
  Corp.*                                       1,239        10,036
Westamerica
  Bancorporation                                 278        10,022
Theragenics Corp.*                             1,083        10,007
WPS Resources Corp.                              290         9,976
Toll Brothers, Inc.*                             335         9,939
ESS Technology*                                  969         9,903
Prosperity Bancshares,
  Inc.                                           383         9,843
Corn Products
  International, Inc.                            340         9,768
Harmonic, Inc.*                                1,203         9,744
Universal Display
  Corp.*                                       1,380         9,729
UIL Holdings Corp.                               203         9,681
BB&T Corp.                                       265         9,659
Ocwen Financial
  Corp.*                                       1,327         9,568

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                        9

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
Cytec Industries, Inc.*                          413    $    9,561
Seacor Smit, Inc.*                               267         9,532
AGL Resources, Inc.                              477         9,526
Promistar Financial
  Corp.                                          413         9,507
Earthshell Corp.*                              4,305         9,471
Whitney Holding
  Corp.                                          220         9,460
Landry's Restaurants,
  Inc.                                           637         9,428
HRPT Properties
  Trust                                        1,157         9,418
Cumulus Media, Inc.*                           1,350         9,383
BankAtlantic Bancorp,
  Inc.                                           928         9,373
Alamosa Holdings,
  Inc.*                                          673         9,321
ATMI, Inc.*                                      603         9,316
United Natural Foods,
  Inc.*                                          511         9,290
Genta, Inc.*                                     897         9,284
National Processing,
  Inc.*                                          329         9,212
Simmons First National
  Corp.                                          256         9,144
Carpenter Technology                             409         9,100
Swift Energy Co.*                                441         9,093
JB Hunt Transport Services,
  Inc.                                           680         9,078
Syntel, Inc.*                                  1,103         9,045
Igen International,
  Inc.*                                          328         9,027
Ryder System, Inc.                               451         9,015
NBTY, Inc.*                                      685         9,015
Microsemi Corp.                                  346         9,013
Centerpoint Properties
  Corp.                                          188         8,977
Xybernaut Corp.*                               4,445         8,890
Carlisle Cos., Inc.                              316         8,857
Champion Enterprises,
  Inc.*                                        1,265         8,792
Renaissance Learning,
  Inc.*                                          267         8,787
Agco Corp.                                       966         8,742
Rayonier, Inc.                                   216         8,742
Triquint Semiconductor,
  Inc.*                                          546         8,731
Fibercore, Inc.*                               3,631         8,714
Suiza Foods Corp.*                               138         8,713
Register.com*                                    874         8,670
Amcol International
  Corp.                                        1,529         8,639
Alfa Corp.                                       390         8,611
Susquehanna Bancshares,
  Inc.                                           387         8,611
Russell Corp.                                    625         8,581
Public Service Co. Of
  N MEX                                          340         8,571
Kroll, Inc.*                                     746         8,497
Tupperware Corp.                                 426         8,494
Colonial Bancgroup,
  Inc.                                           655         8,384
Pacific Capital Bancorp                          286         8,285
Priceline.com, Inc.*                           2,180         8,262
Perrigo Company*                                 545         8,257
Century Business Services,
  Inc.*                                        3,299         8,248
Piedmont Natural Gas Co.                         264         8,221
United Stationers, Inc.                          275         8,214
Ivex Packaging Corp.*                            481         8,201
Seaboard Corp.                                    39         8,190
Sensient Technologies
  Corp.                                          437         8,141
Healthcare Realty Trust,
  Inc.                                           318         8,109
Corrections Corporation
  of America                                     616         8,107
Credence Systems
  Corp.*                                         669         8,061
Endo Pharmaceuticals
  Holdings, Inc.*                                738         8,007
Trinity Industries, Inc.                         368         7,967
American Italian Pasta
  Company*                                       184         7,958
Amcore Financial, Inc.                           347         7,884
Interneuron
  Pharmaceuticals*                             1,574         7,839
Cygnus, Inc.*                                  1,402         7,809

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       10

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
Information Resources,
  Inc.*                                        1,229    $     7,804
Anntaylor Stores
  Corp.*                                         356          7,804
Inter-Tel, Inc.                                  680          7,793
Nanometrics, Inc.*                               440          7,792
Kronos, Inc.*                                    189          7,758
Dean Foods Co.                                   167          7,724
Idex Corp.                                       278          7,687
Renal Care Group,
  Inc.*                                          249          7,662
Griffon Corp.*                                   628          7,662
Usfreightways Corp.                              245          7,644
Profit Recovery Group
  International*                                 781          7,638
Acacia Research Corp.*                           826          7,591
Choice Hotels International,
  Inc.*                                          459          7,574
Serologicals Corp.*                              415          7,516
North American
  Scientific*                                    695          7,506
Trustco Bank Corp. NY                            546          7,502
Duramed Pharmaceuticals,
  Inc.*                                          369          7,469
KOS Pharmaceuticals,
  Inc.*                                          267          7,436
Action Performance Cos.,
  Inc*                                           408          7,430
Ryan's Family STK Houses,
   Inc.*                                         431          7,379
Matthews International
  Corp.                                          334          7,368
Mueller Industries,
  Inc.*                                          256          7,347
M/I Schottenstein Homes,
  Inc.                                           217          7,335
Gerber Scientific, Inc.                          698          7,329
SurModics, Inc.*                                 183          7,311
Chemical Financial
  Corp.                                          269          7,303
Cole National Corp.                              550          7,299
Oregon Steel Mills,
  Inc.                                         1,360          7,276
Old Second Bancorp,
  Inc.                                           214          7,267
Rent-Way, Inc.*                                1,375          7,219
Spanish Broadcasting
  System*                                      1,018          7,218
SonicWall, Inc.*                                 605          7,187
Southwest Gas Corp.                              339          7,187
Federal Signal Corp.                             407          7,179
United Bankshares,
  Inc.                                           265          7,155
Ii-Vi, Inc.*                                     545          7,101
First Charter Corp.                              434          7,096
Chittenden Corp.                                 279          7,087
Southern Union Co.                               338          7,074
York International Corp.                         247          7,074
RPM, Inc.                                        747          7,059
Adaptec, Inc.*                                   896          7,043
Harman International
  Industries, Inc.                               210          7,035
Second Bancorp, Inc.                             343          7,032
Xicor, Inc.*                                     878          6,980
Great American Financial
  Resources, Inc.                                382          6,933
Unisource Energy
  Corp.                                          494          6,916
Florida East Coast
  Inds.                                          313          6,886
The South Financial
  Group, Inc.                                    433          6,859
Perot Systems Corp.*                             424          6,848
BOB Evans Farms                                  377          6,816
Electronics Boutique
  Holdings Corp.*                                252          6,791
Magellan Health
  Services*                                      590          6,767
Overseas Shipholding
  Group                                          304          6,688
Collins & Aikman
  Corp.                                        1,086          6,679
Photon Dynamics,
  Inc.*                                          288          6,667
Northwestern Corp.                               303          6,666
ROHN Industries,
  Inc.                                         2,688          6,639
Wild Oats Markets,
  Inc.*                                          835          6,630
Ametek, Inc.                                     252          6,623

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       11

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
Great Southern
  Bancorp, Inc.                                  249    $    6,601
MSC Industrial
  Direct Co.                                     413         6,579
Bruker Daltonics, Inc.*                          396         6,573
Jefferies Group, Inc.                            199         6,567
Modine Manufacturing
  Co.                                            266         6,538
SYKES Enterprises, Inc.*                       1,171         6,534
Cooper Tire & Rubber                             455         6,479
QRS Corp.*                                       771         6,476
Maxygen*                                         408         6,466
Trust Company Of N J                             256         6,426
THQ, Inc.*                                       148         6,386
Men's Wearhouse, Inc.*                           353         6,382
Ralcorp Holdings,
  Inc.-New*                                      327         6,363
Harleysville Group, Inc.                         265         6,357
Donaldson Co., Inc.                              220         6,340
Flowserve Corp.                                  321         6,340
Nuevo Energy Co.*                                453         6,319
OraSure Technologies,
  Inc.*                                          614         6,294
Harsco Corp.                                     226         6,274
Cleco Corporation                                303         6,245
PC Connection, Inc.*                             806         6,238
Cambrex Corp.                                    186         6,237
Ionics, Inc.*                                    282         6,235
Prize Energy Corp.*                              357         6,230
Southwest Bancorp Of
  Texas*                                         208         6,188
Asiainfo Holdings, Inc.*                         519         6,171
AMC Entertainment, Inc.                          587         6,164
Texas Industries, Inc.                           199         6,149
Jones Lang LaSalle, Inc.*                        448         6,138
Blyth, Inc.                                      307         6,106
Selective Insurance
  Group                                          261         6,089
Coldwater Creek, Inc.*                           330         6,039
Hudson River Bancorp                             298         5,963
Nordson Corp.                                    272         5,943
Pharmaceutical
  Resources, Inc.                                166         5,935
Endocare, Inc.*                                  337         5,914
Potlatch Corp.                                   217         5,857
Bank of Granite Corp.                            263         5,841
Avocent Corporation*                             392         5,833
Republic Bancorp, Inc./
  Kentucky                                       439         5,817
Frontier Oil Corp.                               339         5,814
Community First
  Bankshares                                     242         5,813
Cardiodynamics
  International Corp.*                         1,208         5,798
PolyOne Corp.                                    742         5,788
Headwaters, Inc.*                                526         5,786
La-Z-Boy, Inc.                                   366         5,779
Walter Industries, Inc.                          643         5,755
Amtran, Inc.*                                    669         5,753
Louisiana-Pacific Corp.                          883         5,740
Ferro Corp.                                      247         5,725
Kaydon Corp.                                     273         5,714
Longview Fibre Co.                               562         5,676
Aviall, Inc.                                     922         5,670
Oil States International,
  Inc.*                                          853         5,630
Mastec, Inc.*                                  1,095         5,585
Power Integrations, Inc.*                        304         5,539
Lincoln Electric
  Holdings, Inc.                                 251         5,527
JDA Software
  Group, Inc.*                                   420         5,519
Sierra Health Services*                          662         5,495
National Healthcare
  Corp.*                                         357         5,494
Alaska Air Group, Inc.                           274         5,472
Mid Atlantic Medical
 Services*                                       260         5,460

Coastal Bancorp, Inc.                            153         5,401
BorgWarner, Inc.                                 134         5,400
Alliant Techsystems, Inc.*                        63         5,393
Kimball International                            409         5,382
First Niagara Financial
  Group, Inc.                                    339         5,380
Tetra Tech, Inc.*                                239         5,282
Isle of Capri Casinos, Inc.*                     744         5,282
Charming Shoppes                               1,075         5,278
Shurgard Storage
  Centers, Inc.                                  175         5,275
LNR Property Corp.                               175         5,241

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       12

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
J.D. Edwards & Co.*                              731    $    5,205
Wesbanco, Inc.                                   241         5,182
Media General, Inc.                              119         5,160
AVI BioPharma, Inc.*                             694         5,136
Greif Brothers Corp.                             223         5,111
Recoton Corp.*                                   405         5,002
Aztar Corp.*                                     382         4,997
General Communication*                           411         4,973
Dress Barn, Inc.*                                223         4,973
Claires Stores, Inc.                             390         4,934
The Peoples Holding Co.                          147         4,923
Spherion Corporation*                            676         4,867
Techne Corp.*                                    165         4,856
Dura Automotive
  Systems, Inc.*                                 673         4,846
A. Schulman, Inc.                                471         4,828
Westcorp                                         280         4,802
Silgan Holdings, Inc.*                           261         4,776
Belden, Inc.                                     254         4,775
Washington Trust
  Bancorp                                        257         4,755
Terex Corp.                                      266         4,737
Staten Island Bancorp,
  Inc.                                           192         4,733
Horace Mann Educators                            267         4,713
Prime Hospitality Corp.                          533         4,690
Prentiss Properties
  Trust                                          170         4,675
Robert Mondavi*                                  131         4,664
Sunrise Assisted Living,
  Inc.*                                          180         4,649
Ruby Tuesday, Inc.                               296         4,647
Empire District Electric
  Co.                                            224         4,603
Gabelli Asset
  Management*                                    124         4,568
FSI International, Inc.*                         457         4,552
Gartner, Inc.                                    501         4,534
Adtran, Inc.*                                    237         4,526
Landamerica Financial
  Group, Inc.                                    136         4,522
Coinstar, Inc.*                                  229         4,516
J & J Snack Foods
  Corp.*                                         240         4,500
Airborne, Inc.                                   471         4,498
Apogee Enterprises, Inc.                         348         4,489
Global Sports, Inc.*                             385         4,485
Northfield Laboratories,
  Inc.*                                          343         4,462
Fred's, Inc.                                     170         4,454
Andover Bancorp, Inc.                             87         4,440
Boyds Collection, Ltd.*                          538         4,439
CH Energy Group, Inc.                            109         4,425
Gaylord Entertainment
  Company                                        220         4,422
Daisytek International
  Corp.*                                         386         4,377
Midway Games, Inc.*                              356         4,311
Applied Industrial
  Technologies, Inc.                             255         4,307
Transmontaigne, Inc*                             885         4,292
Indus International,
  Inc.*                                          718         4,279
Intergraph Corp.*                                476         4,260
Bio-Rad Laboratories*                             90         4,230
Wallace Computer
  Services, Inc.                                 265         4,214
Cabot Oil & Gas
  Corp.                                          211         4,209
Aptargroup, Inc.                                 132         4,198
Buckeye Technologies,
  Inc.*                                          424         4,198
Tuesday Morning
  Corp.*                                         457         4,195
Manitowoc Co.                                    173         4,194
Penwest Pharmaceuticals
  Co.*                                           243         4,187
Sports Resorts
  International, Inc.*                           582         4,185
Insight Enterprises,
  Inc.*                                          295         4,171
Triumph Group, Inc.*                             179         4,171
Diversa Corp.*                                   443         4,164
Med-Design Corp.*                                288         4,147
ICT Group, Inc.*                                 450         4,140
United Community
  Financial Corp./OH                             586         4,131
Ucar International,
  Inc.*                                          461         4,103

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       13

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
3TEC Energy
 Corporation*                                    286    $   4,076
Caraustar Industries,
  Inc.                                           437        4,038
Flagstar Bancorp, Inc.                           174        4,019
Freemarkets, Inc.*                               379        4,010
Regency Centers Corp.                            155        3,991
Stratos Lightwave, Inc.*                       1,153        3,978
Dole Food Company                                185        3,959
Quaker Fabric Corp.*                             542        3,957
Exelixis, Inc.*                                  345        3,954
Pico Holdings, Inc.*                             359        3,949
Pier 1 Imports, Inc.                             473        3,926
Activision, Inc.*                                144        3,920
PLATO Learning, Inc.*                            162        3,911
Take-Two Interactive
  Software, Inc.*                                553        3,910
M T R Gaming Group,
  Inc.*                                          421        3,903
Covanta Energy Corp.                             333        3,889
Group 1 Automotive,
  Inc.*                                          146        3,876
Bay View Capital Corp.                           553        3,871
Cell Genesys, Inc.*                              240        3,840
Modis Professional
  Services, Inc.*                                959        3,836
Revlon, Inc.*                                    729        3,827
Baldor Electric
  Company                                        191        3,791
Berry Petroleum                                  245        3,785
Newpark Resources*                               558        3,767
Advanced Neuromodulation
  Systems, Inc.*                                 181        3,747
Magna Entertainment
  Corp.*                                         618        3,745
Monaco Coach Corp.*                              262        3,734
Vidamed, Inc.*                                   974        3,721
Idexx Laboratories, Inc.*                        159        3,716
Remec, Inc.*                                     464        3,680
Vysis, Inc.*                                     183        3,678
Casey's General Stores,
  Inc.                                           309        3,674
Ciber, Inc.*                                     583        3,673
Hancock Fabrics,
  Inc. /DE                                       446        3,657
Metro One
  Telecommunications*                            156        3,619
Strayer Education, Inc.                           81        3,613
Littelfuse, Inc.*                                163        3,607
Possis Medical, Inc.*                            308        3,604
Amerco, Inc.*                                    198        3,600
Oshkosh B'gosh, Inc.                             138        3,588
St Mary Land &
  Exploration Co.                                225        3,584
Northwest Natural Gas
  Co.                                            151        3,532
Novavax, Inc.*                                   250        3,525
MKS Instruments, Inc.*                           198        3,515
Exar Corp.*                                      202        3,495
C&D Technologies, Inc.                           189        3,478
Lancaster Colony Corp.                           124        3,473
Beazer Homes USA, Inc.*                           71        3,451
The 3DO Co.*                                   1,682        3,448
Visual Networks, Inc.*                         1,511        3,445
Sequa Corp.                                       76        3,438
Navigant International,
  Inc.*                                          426        3,425
Britesmile, Inc.*                                568        3,408
Tesoro Petroleum Corp.                           284        3,380
Boca Resorts, Inc.*                              335        3,333
Vicor Corp.*                                     236        3,330
MacDermid, Inc.                                  260        3,312
Novadigm, Inc.*                                  448        3,293
BSB Bancorp, Inc.                                141        3,281
Polaris Industries, Inc.                          84        3,224
Itron, Inc.*                                     139        3,200
Clarcor, Inc.                                    131        3,131
Tredegar Corp.                                   180        3,060
W-H Energy Services,
  Inc.*                                          214        3,009
ProAssurance Corp.*                              201        2,995
Advo, Inc.                                        88        2,992
Coventry Health Care,
  Inc.*                                          126        2,974
Kellwood Co.                                     159        2,942
Mid-State Bancshares                             172        2,936
Aaron Rents, Inc.                                187        2,899
Allen Telecom, Inc.                              333        2,897
Waste Connections,
  Inc.*                                          107        2,889

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       14

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
City Bank Lynnwood WA                            118    $    2,886
MDC Holdings, Inc.                               104         2,883
Chesapeake Corp.                                 110         2,844
Decode Genetics, Inc.*                           456         2,814
HotJobs.com, Ltd.*                               470         2,806
Research Frontiers,
  Inc.*                                          172         2,795
Electro Rent Corp.*                              219         2,762
Moog, Inc.                                       121         2,731
Pope & Talbot, Inc.                              213         2,726
Province Healthcare
  Co.*                                            74         2,719
Genuity, Inc.*                                 1,725         2,708
BEI Technologies, Inc.                           168         2,696
Elizabeth Arden, Inc.*                           211         2,694
Integra Bank Corp.                               117         2,691
City Holding Co.                                 266         2,660
Nacco Industries                                  47         2,620
Enzo Biochem, Inc.*                              154         2,612
Arbitron, Inc.                                    99         2,590
MTS Systems Corp.                                225         2,588
C-COR.net Corp.*                                 371         2,541
American Superconductor
  Corp.*                                         272         2,540
Railamerica, Inc.                                201         2,513
Flushing Financial Corp.                         156         2,512
Winnebago Industries                             117         2,510
Financial Institutions, Inc.                     107         2,508
BioMarin Pharmaceuticals,
  Inc.*                                          257         2,506
Impax Laboratories, Inc.*                        191         2,500
Encompass Services Corp.*                        658         2,487
Microtune, Inc.*                                 218         2,485
Cuno Incorp.*                                     88         2,442
Tennant Co.                                       69         2,415
Micro General Corp.*                             280         2,402
Dollar Thrifty Automotive
  Group*                                         241         2,398
Capitol Federal Financial                        125         2,389
Libbey, Inc.                                      74         2,387
K2, Inc.                                         397         2,374
Tower Automotive, Inc.*                          329         2,359
Stride Rite Corp.                                374         2,338
Aclara BioSciences, Inc.*                        413         2,321
Palm Harbor Homes, Inc.*                         124         2,319
Tivo, Inc.*                                      693         2,301
IndyMac Bancorp, Inc.                             84         2,277
AAR Corp.                                        284         2,275
NCI Building Systems, Inc.*                      194         2,231
aaiPharma, Inc.*                                 129         2,219
Movie Gallery, Inc.*                             107         2,218
Hydril Co.*                                      159         2,215
Airtran Holdings, Inc.*                          522         2,213
Cymer, Inc.*                                     132         2,211
Direct Focus, Inc.*                              110         2,189
Standard-Pacific Corp.                           111         2,166
Encore Wire Corp.*                               167         2,163
Imation Corp.*                                   102         2,132
Digitalthink, Inc.*                              275         2,126
Osmonics, Inc.*                                  170         2,125
Vans, Inc.*                                      184         2,114
Playtex Products, Inc.*                          208         2,111
Milacron, Inc.                                   175         2,093
Pharmos Corp.*                                   847         2,067
Commercial Metals Co.                             74         2,057
Triarc Companies                                  89         2,056
DMC Stratex Networks,
  Inc.*                                          398         2,054
Trimble Navigation, Ltd.*                        128         1,952
TradeStation Group, Inc.*                        794         1,945
Arch Chemicals, Inc.                              85         1,930
V.I. Technologies, Inc.*                         301         1,926
IDT Corp.*                                       167         1,921
Simpson Manufacturing
  Co., Inc.*                                      35         1,855
Kansas City Life Ins. Co.                         52         1,820
Brady Corporation                                 61         1,818
CompuCredit Corp.*                               249         1,815
Crawford & Company                               142         1,768
First Commonwealth
  Financial Corp.                                141         1,755
Plexus Corp.*                                     74         1,745
HNC Software*                                     92         1,720
OfficeMax, Inc.*                                 562         1,714
Option Care, Inc.*                               108         1,678
Concord Camera Corp.*                            380         1,664
Graco, Inc.                                       55         1,661
Grey Global Group, Inc.                            3         1,659
Lithia Motors, Inc.*                             118         1,640
NTELOS, Inc.                                     195         1,628

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       15

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------
Reliance Steel & Aluminum                         67    $   1,592
Radisys Corp.*                                   132        1,584
ShopKo Stores, Inc.                              190        1,575
Meristar Hospitality Corp.                       149        1,572
Active Power, Inc.*                              311        1,558
Quicksilver Resources,
  Inc.*                                          114        1,550
New Jersey Resources                              35        1,547
Downey Financial Corp.                            35        1,545
Denbury Resources, Inc.*                         183        1,517
Advanta Corp.                                    161        1,513
Helix Technology Corp.                            92        1,494
InterMune, Inc.*                                  39        1,492
Alliance Gaming Corp.*                           104        1,477
Black Box Corporation*                            35        1,473
EL Paso Electric Co.                             111        1,460
Montana Power Co                                 278        1,460
A.O.Smith Corp.                                   82        1,438
Flir Systems, Inc.*                               35        1,436
PolyMedica Corporation*                           94        1,435
The Scotts Company*                               42        1,432
Pittston Brink's Group                            78        1,412
Natures Sunshine Prods,
  Inc.                                           123        1,408
Internap Network
  Services*                                    1,401        1,401
Michaels Stores, Inc.*                            38        1,389
Storage USA, Inc.                                 35        1,386
G&K Services, Inc.                                52        1,381
Genlyte Group, Inc.*                              47        1,363
Urocor, Inc.*                                     77        1,354
Aphton Corp.*                                    137        1,347
Illuminet Holdings, Inc.*                         35        1,341
SL Green Realty Corp.                             42        1,324
Zebra Technologies Corp.*                         35        1,311
Keane, Inc.                                       96        1,310
Medicines Co.*                                   216        1,307
Meritage Corp.                                    35        1,295
Dal-Tile International,
  Inc.*                                           84        1,293
Cost Plus, Inc.*                                  70        1,285
Liberate Technologies*                           129        1,285
Wyndham International,
  Inc.*                                        1,959        1,273
Roper Industries, Inc.                            35        1,260
KB Home                                           44        1,250
Dime Community
  Bancshares                                      49        1,241
American Healthways,
  Inc.*                                           35        1,234
Panera Bread Company*                             35        1,225
7-Eleven, Inc.*                                  125        1,206
Energy Partners, Ltd.*                           171        1,194
Clark/Bardes, Inc.*                               55        1,186
Superior Industries
  International                                   35        1,162
Arris Group, Inc.*                               321        1,149
Factset Research
 Systems, Inc.                                    47        1,140
Raymond James
  Financial Corp.                                 41        1,113
Station Casinos, Inc.*                           132        1,109
Lee Enterprises                                   35        1,108
Commscope, Inc.*                                  61        1,090
Sonic Corp.*                                      35        1,061
USEC, Inc.                                       165        1,061
SPS Technologies, Inc.*                           35        1,058
Regis Corp.                                       50        1,048
Esterline Technologies
  Corp.                                           65        1,030
American Woodmark
  Corp.                                           35        1,027
Jack in the Box, Inc.*                            35          980
Thor Industries, Inc.                             35          956
Midas, Inc.                                       95          941
Intrado, Inc.*                                    36          924
Incyte Genomics, Inc.*                            67          915
Papa John's International,
  Inc.*                                           35          912
Phillips-Van Heusen                               92          911
Powerwave Technologies,
  Inc.*                                           76          906
Input/Output, Inc.*                              110          900
Sybron Dental Specialties,
  Inc.*                                           48          893
Houston Exploration
  Company*                                        35          868
Community Banks, Inc.                             35          854
Hickory Tech Corp.                                51          831
F5 Networks, Inc.*                                86          798

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       16

                                                             MARKET
                                                              VALUE
                                             SHARES        (NOTE 1)
-------------------------------------------------------------------

Kirby Corp.                                       35    $     788
Dyax Corp.*                                       81          779
Perini Corp.                                     117          761
WebEx Communications,
  Inc.*                                           35          743
Too, Inc.*                                        35          735
Pioneer Standard
  Electronics                                     81          731
Wd-40 Co.                                         35          719
Swift Transportation
  Co., Inc.*                                      40          708
Internet Capital Group,
  Inc.*                                        1,743          697
Watsco, Inc.                                      52          681
Global Imaging Systems,
  Inc.*                                           35          612
Koger Equity, Inc.                                35          606
O'Charleys, Inc.*                                 35          600
Sinclair Broadcast Group,
  Inc.*                                           73          588
Electronics for Imaging*                          35          570
Optical Cable Corp.*                             306          566
On Assignment, Inc.*                              35          563
Lakeland Bancorp, Inc.                            40          558
Championship Auto
  Racing Teams, Inc.*                             39          542
Saba Software, Inc.*                             273          541
PC-Tel, Inc.*                                     72          540
Rayovac Corp.*                                    35          534
SEMCO Energy, Inc.                                35          502
webMethods, Inc.*                                 72          498
Genzyme Transgenics
  Corp.*                                         129          497
Wabtec Corp.                                      45          491
Aware, Inc.*                                     120          473
West Coast Bancorp-
  Oregon                                          35          473
Bio-Technology General
  Corp.*                                          63          471
CNA Surety Corporation                            35    $     471
Kaman Corp.                                       35          463
Korn/Ferry International*                         54          446
Kansas City Southern
  Industries, Inc.                                37          444
United Therapeutics Corp.*                        35          440
Maxim Pharmaceuticals,
  Inc.*                                          110          435
Roanoke Electric Steel
  Corp.                                           35          417
TBC Corp.*                                        42          415
Netratings, Inc.*                                 35          361
Beverly Enterprises, Inc.*                        35          357
Macrochem Corp.*                                 141          345
Guess ?, Inc.*                                    51          329
Ansoft Corp.*                                     35          319
Transgenomic, Inc.*                               42          317
Integrated Silicon
  Solutions*                                      36          309
Sauer-Danfoss, Inc.                               39          305
Emcore Corp.*                                     35          300
Salton, Inc.*                                     35          300
Commerce One, Inc.*                               86          212
Espeed, Inc.*                                    217            0
                                                       ----------
TOTAL COMMON STOCKS
  (Cost $5,061,490)                                     5,238,967
                                                       ----------

                                           FACE
                                         AMOUNT
                                         ------
FEDERAL AGENCY DISCOUNT NOTES 48.8%
Federal Farm Credit
2.83% due 10/04/01                    $5,000,000      4,998,821
                                                    -----------
TOTAL FEDERAL AGENCY
  DISCOUNT NOTES
  (Cost $4,998,821 )                                  4,998,821
                                                    -----------
TOTAL INVESTMENTS 100%
  (Cost $10,060,311)                                $10,237,788
                                                    ===========
===============================================================================
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                      CONTRACTS         (NOTE 1)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2001 Russell 2000 Futures Contracts
  (Underlying Face Amount at Market Value $7,897,500)        39   $     216,727
                                                                  =============
EQUITY INDEX SWAP AGREEMENT
December 2001 Russell 2000 Equity Index Swap,
  Maturing 12/01/01**
  (Total Notional Market Value $20,493,461)              48,002   $  (1,029,482)
                                                                  =============

 * NON-INCOME PRODUCING SECURITIES
** PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

                                                                          MARKET
                                                            FACE           VALUE
                                                          AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 90.4%
U.S. Treasury Bond 5.375% due 02/15/31              $ 14,342,000  $  14,252,363
                                                                  -------------
TOTAL U. S. TREASURY OBLIGATIONS
  (Cost $13,473,448)                                                 14,252,363
                                                                  -------------
FEDERAL AGENCY DISCOUNT NOTES 6.4%
Fannie Mae Discount Note 3.15% due 10/01/01            1,000,000      1,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY BANK NOTES
  (Cost $1,000,000)                                                   1,000,000
                                                                  -------------
REPURCHASE AGREEMENTS 3.2%
Repurchase Agreements Collateralized by
 U.S. Treasury Obligations (Note 4):
 3.15% due 10/01/01                                 $    285,988        285,988
 3.18% due 10/01/01                                      142,994        142,994
 3.20% due 10/01/01                                       80,713         80,713
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $509,695)                                                       509,695
                                                                  -------------
TOTAL INVESTMENTS 100%
  (Cost $14,983,143)                                              $  15,762,058
                                                                  =============

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2001 U.S. Treasury Bond Futures Contracts
  (Underlying Face Amount at Market Value $4,004,250)        37   $      40,420
                                                                  =============

See Notes to Financial Statements.

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                       CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
October 2001 Dow Jones Europe STOXX 50 (Price) Index
  Swap, Maturing 10/09/01* (Total Notional Market
  Value $2,221,833)                                          730  $     132,143
                                                                  =============

* PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 (PRICE) INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
October 2001 Topix 100 Equity Index Swap,
  Maturing 10/10/01*(Total Notional Market
  Value $2,192,178)                                      322,021  $    (245,147)
                                                                  =============

* PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

U.S GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2001

                                                               MARKET
                                                FACE            VALUE
                                              AMOUNT         (NOTE 1)
-------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 73.6%
Fannie Mae
  2.60% 10/16/01                    $     50,000,000    $  49,945,834
Fannie Mae
  2.60% 11/16/01                          50,000,000       49,833,889
Fannie Mae
  2.05% 10/15/01                          25,000,000       24,980,069
Fannie Mae
  3.56% 10/11/01                          25,000,000       24,975,278
Fannie Mae
  2.60% 10/15/01                          25,000,000       24,974,722
Fannie Mae
  2.57% 10/17/01                          25,000,000       24,971,444
Fannie Mae
  2.05% 10/24/01                          25,000,000       24,967,257
Fannie Mae
  2.60% 10/22/01                          25,000,000       24,962,083
Fannie Mae
  2.60% 10/24/01                          25,000,000       24,958,472
Fannie Mae
  3.15% 10/01/01                          25,000,000       25,000,000
Fannie Mae
  3.00% 11/15/01                          25,000,000       24,906,250
Fannie Mae
  3.33% 11/21/01                          25,000,000       24,882,063
Fannie Mae
  3.86% 01/11/02                          25,000,000       24,726,583
Fannie Mae
  3.38% 07/12/02                          25,000,000       24,333,389
Fannie Mae
  3.40% 07/26/02                          25,000,000       24,296,389
Fannie Mae
  3.38% 08/09/02                          10,000,000        9,707,067
Federal Farm Credit Banks
  2.75% 10/10/01                          25,000,000       24,982,812
Federal Farm Credit Banks
  2.10% 11/15/01                          25,000,000       24,948,958
Federal Farm Credit Banks
  3.38% 10/25/01                          25,000,000       24,943,667
Federal Farm Credit Banks
  3.34% 10/31/01                          25,000,000       24,930,417
Federal Home Loan Bank
  3.44% 10/03/01                          25,000,000       24,995,222
Federal Home Loan Bank
  3.74% 10/05/01                          25,000,000       24,989,611
Federal Home Loan Bank
  3.83% 10/09/01                          25,000,000       24,978,722
Federal Home Loan Bank
  3.50% 10/12/01                          25,000,000       24,973,264
Federal Home Loan Bank
  3.42% 10/18/01                          25,000,000       24,959,625
Federal Home Loan Bank
  3.37% 10/19/01                          25,000,000       24,957,875
Federal Home Loan Bank
  3.37% 10/26/01                          25,000,000       24,941,493
Federal Home Loan Bank
  3.00% 11/09/01                          25,000,000       24,918,750
Federal Home Loan Bank
  3.31% 11/07/01                          25,000,000       24,914,951
Federal Home Loan Bank
  3.00% 11/13/01                          25,000,000       24,910,417
Federal Home Loan Bank
  3.32% 01/28/02                          25,000,000       24,725,639
Freddie Mac
  3.45% 10/02/01                          25,000,000       24,997,604
Freddie Mac
  3.61% 10/04/01                          25,000,000       24,992,479
Freddie Mac
  3.66% 10/09/01                          25,000,000       24,981,333
Freddie Mac
  3.41% 10/23/01                          25,000,000       24,947,903
Freddie Mac
  3.51% 10/25/01                          25,000,000       24,941,500
Freddie Mac
  2.40% 11/09/01                          25,000,000       24,935,000
Freddie Mac
  3.38% 10/30/01                          25,000,000       24,931,931
Freddie Mac
  3.33% 11/01/01                          25,000,000       24,928,313
Freddie Mac
  2.60% 11/13/01                          25,000,000       24,922,361
Freddie Mac
  2.13% 11/29/01                          25,000,000       24,912,729
Freddie Mac
  2.25% 11/28/01                          25,000,000       24,909,375
Freddie Mac
  3.21% 01/03/02                          25,000,000       24,790,458
Freddie Mac
  3.33% 01/03/02                          25,000,000       24,782,625
                                                        -------------
TOTAL FEDERAL AGENCY
  BANK NOTES
  (Cost $1,130,465,823)                                 1,130,465,823
                                                        -------------

See Notes to Financial Statements.

-----------------------------------------------------------------------
                                                                 MARKET
                                                                  VALUE
                                                SHARES         (NOTE 1)
=======================================================================
FEDERAL AGENCY BONDS 7.0%
Federal Farm Credit Banks 3.48% 01/02/02     8,210,000  $     8,208,494
Federal Home Loan Bank 4.00% 08/08/02       25,000,000       25,000,000
Federal Home Loan Bank 3.63% 08/28/02       20,000,000       20,000,000
Federal Home Loan Bank 3.88% 07/17/02       15,000,000       15,000,000
Federal Home Loan Bank 4.11% 06/06/02       10,000,000       10,000,000
Freddie Mac 3.88% 07/03/02                  20,000,000       19,986,231
Freddie Mac 4.07% 07/25/02                  10,000,000       10,000,000
                                                        ---------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $108,194,725)                                       108,194,725
                                                        ----------------
REPURCHASE AGREEMENTS 19.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 4):
  3.15% due 10/01/01                       167,153,105      167,153,105
  3.18% due 10/01/01                        83,576,552       83,576,552
  3.20% due 10/01/01                        47,174,605       47,174,605
                                                        ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $297,904,262)                                       297,904,262
                                                        ---------------
TOTAL INVESTMENTS 100%
  (Cost $1,536,564,810)                                 $ 1,536,564,810
                                                        ===============

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               SEPTEMBER 30, 2001

                                                           NOVA            URSA             OTC
                                                           FUND            FUND            FUND
                                                ---------------  --------------- --------------
ASSETS
Investment in Master Portfolio* (See Note 3)    $   239,855,496  $  258,634,695  $           --
Securities at Value** (Notes 1 & 2)                          --              --     717,378,483
Receivable for Securities Sold (Note 1)                      --       4,575,957              --
Receivable for Futures Contracts Settlement                  --              --         699,400
Investment Income Receivable                            132,480         387,931          13,044
Cash in Custodian Bank                                       --              --              --
Cash on Deposit with Broker (Note 1)                         --              --       5,649,000
Receivable for Shares Purchased                      14,558,252       1,947,465      15,426,324
Other Assets                                                 --             136          98,482
                                                ---------------  --------------  --------------
   TOTAL ASSETS                                     254,546,228     265,546,184     739,264,733
                                                ---------------  --------------  --------------
LIABILITIES
Payable for Securities Purchased (Note 1)            13,443,222              --      12,825,116
Unrealized Loss for Equity Index Swap                        --              --              --
Liability for Shares Redeemed                         1,058,016       6,456,568       2,488,097
Bank Note Payable                                            --              --       2,502,625
Investment Advisory Fee Payable (Note 5)                     --              --         444,003
Transfer Agent Fee Payable (Note 5)                      39,400          47,302         148,001
Distribution and Service Fee Payable (Note 5)            14,886           5,014          17,427
Other Liabilities                                        55,442          44,649         143,749
                                                ---------------  --------------  --------------
   TOTAL LIABILITIES                                 14,610,966       6,553,533      18,569,018
                                                ---------------  --------------  --------------
NET ASSETS (Note 10)                            $   239,935,262  $  258,992,651  $  720,695,715
                                                ===============  ==============  ==============
INVESTOR CLASS:
Net Assets                                      $   191,503,906  $  246,168,207  $  693,626,658
Shares Outstanding                                    8,580,481      21,114,558      84,417,950
Net Asset Value Per Share                       $         22.32  $        11.66  $         8.22

ADVISOR CLASS:
Net Assets                                      $    45,826,529  $   11,966,296  $   26,682,748
Shares Outstanding                                    2,084,746       1,046,402       3,300,993
Net Asset Value Per Share                       $         21.98  $        11.44  $         8.08

H CLASS:
Net Assets                                                  N/A             N/A             N/A
Shares Outstanding
Net Asset Value Per Share

C CLASS:
Net Assets                                      $     2,604,827  $      858,148  $      386,309
Shares Outstanding                                      117,367          74,010          47,331
Net Asset Value Per Share                       $         22.19  $        11.60  $         8.16


                                       23

                                                         ARKTOS          MEDIUS
                                                           FUND            FUND
                                                ---------------  --------------
ASSETS
Investment in Master Portfolio* (See Note 3)    $   102,854,679  $           --
Securities at Value** (Notes 1 & 2)                          --              --
Receivable for Securities Sold (Note 1)                      --              --
Receivable for Futures Contracts Settlement                  --              --
Investment Income Receivable                                 --              --
Cash in Custodian Bank                                       --       7,198,398
Cash on Deposit with Broker (Note 1)                         --       2,964,579
Receivable for Shares Purchased                      14,831,113         467,391
Other Assets                                                457              --
                                                ---------------  --------------

   TOTAL ASSETS                                     117,686,249      10,630,368
                                                ---------------  --------------
LIABILITIES
Payable for Securities Purchased (Note 1)            10,198,722              --
Unrealized Loss for Equity Index Swap                        --       1,843,392
Liability for Shares Redeemed                         4,607,336       4,955,635
Bank Note Payable                                            --              --
Investment Advisory Fee Payable (Note 5)                     --           4,140
Transfer Agent Fee Payable (Note 5)                      17,705           1,150
Distribution and Service Fee Payable (Note 5)                --           1,370
Other Liabilities                                       147,725             932
                                                ---------------  --------------

   TOTAL LIABILITIES                                14,971,488        6,806,619
                                                ---------------  --------------
NET ASSETS (Note 10)                            $   102,714,761  $    3,823,749
                                                ===============  ==============

INVESTOR CLASS:
Net Assets                                      $   102,341,174             N/A
Shares Outstanding                                    2,359,397
Net Asset Value Per Share                       $         43.38

ADVISOR CLASS:
Net Assets                                                  N/A             N/A
Shares Outstanding
Net Asset Value Per Share

H CLASS:
Net Assets                                                  N/A  $    3,797,882
Shares Outstanding                                                      193,297
Net Asset Value Per Share                                        $        19.65

C CLASS:
Net Assets                                      $       373,587  $       25,867
Shares Outstanding                                        8,670           1,317
Net Asset Value Per Share                       $         43.09  $        19.64

 * THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $269,407,366, $185,772,426, $0, $87,821,382, AND $0, RESPECTIVELY.
** THE COST OF SECURITIES AT VALUE IS $0, $0, $709,299,147, $0, AND $0,
   RESPECTIVELY.

See Notes to Financial Statements.

                                                                           U.S.
                                                         MEKROS      GOVERNMENT
                                                           FUND       BOND FUND
                                                ---------------  --------------
ASSETS
Investment in Master Portfolio* (See Note 3)    $            --  $           --
Securities at Value** (Notes 1 &2)                   10,237,788      15,762,058
Receivable for Futures Contracts Settlement
  (Note 1)                                              217,491           2,115
Receivable for Equity Index Swap Settlement                  --              --
Unrealized Gain for Equity Index Swaps                       --              --
Investment Income Receivable                             31,907         101,450
Cash in Custodian Bank                               16,991,707              --
Cash on Deposit with Broker (Note 1)                  5,012,039          56,000
Receivable for Shares Purchased                       3,190,441         654,002
Accrued Custody Fees Receivable                              --              --
Other Assets                                                 95              --
                                                ---------------  --------------
  TOTAL ASSETS                                       35,681,468      16,575,625
                                                ---------------  --------------
LIABILITIES
Payable for Securities Purchased (Note 1)                    --         277,170
Payable for Equity Index Swap Settlement                 52,783              --
Unrealized Loss for Equity Index Swap                 1,029,482              --
Liability for Shares Redeemed                        12,614,778         313,493
Dividends Payable                                            --           1,897
Investment Advisory Fee Payable (Note 5)                 12,685          20,297
Transfer Agent Fee Payable (Note 5)                       3,524           8,338
Distribution and Service Fee Payable (Note 5)             5,010           5,693
Other Liabilities                                         7,885           5,472
                                                ---------------  --------------
  TOTAL LIABILITIES                                  13,726,147         632,360
                                                ---------------  --------------
NET ASSETS (Note 10)                            $    21,955,321  $   15,943,265
                                                ===============  ==============

INVESTOR CLASS:
Net Assets                                                  N/A  $   15,861,409
Shares Outstanding                                                    1,604,048
Net Asset Value Per Share                                        $         9.89

ADVISOR CLASS:
Net Assets                                                  N/A             N/A
Shares Outstanding
Net Asset Value Per Share

H CLASS:
Net Assets                                      $    21,663,218             N/A
Shares Outstanding                                    1,322,852
Net Asset Value Per Share                       $         16.38

C CLASS:
Net Assets                                      $       292,103  $       81,856
Shares Outstanding                                       17,898           8,282
Net Asset Value Per Share                       $         16.32  $         9.88


                                       25

                                                                      LARGE-CAP       LARGE-CAP
                                                          JUNO           EUROPE           JAPAN
                                                          FUND             FUND            FUND
                                                --------------   --------------  --------------
ASSETS
Investment in Master Portfolio* (See Note 3)    $   33,473,760   $           --  $           --
Securities at Value** (Notes 1 &2)                          --               --              --
Receivable for Futures Contracts Settlement
   (Note 1)                                                 --               --              --
Receivable for Equity Index Swap Settlement                 --               --          79,866
Unrealized Gain for Equity Index Swaps                      --          132,143              --
Investment Income Receivable                            29,801              142              --
Cash in Custodian Bank                                      --        1,515,069       1,725,163
Cash on Deposit with Broker (Note 1)                        --          252,569         204,342
Receivable for Shares Purchased                      1,709,434          625,314         253,760
Accrued Custody Fees Receivable                             --            1,064
Other Assets                                                --               56              --
                                                --------------   --------------  --------------
  TOTAL ASSETS                                      35,212,995        2,526,357       2,263,131
                                                --------------   --------------  --------------
LIABILITIES
Payable for Securities Purchased (Note 1)            1,229,727               --              --
Payable for Equity Index Swap Settlement                    --          109,851              --
Unrealized Loss for Equity Index Swap                       --               --         245,147
Liability for Shares Redeemed                          473,321               --         403,739
Dividends Payable                                           --               --              --
Investment Advisory Fee Payable (Note 5)                    --            1,795           1,422
Transfer Agent Fee Payable (Note 5)                      4,055              499              --
Distribution and Service Fee Payable (Note 5)              782              812             485
Other Liabilities                                       13,632              494           2,619
                                                --------------   --------------  --------------
  TOTAL LIABILITIES                                  1,721,517          113,451         653,412
                                                --------------   --------------  --------------
NET ASSETS (Note 10)                            $   33,491,478   $    2,412,906  $    1,609,719
                                                ==============   ==============  ==============

INVESTOR CLASS:
Net Assets                                      $   32,090,881              N/A             N/A
Shares Outstanding                                   3,868,888
Net Asset Value Per Share                       $         8.29

ADVISOR CLASS:
Net Assets                                                 N/A              N/A             N/A
Shares Outstanding
Net Asset Value Per Share

H CLASS:
Net Assets                                                 N/A   $    2,402,587  $    1,609,719
Shares Outstanding                                                      165,508         166,731
Net Asset Value Per Share                                        $        14.52  $         9.65

C CLASS:
Net Assets                                      $    1,400,597   $       10,319             N/A
Shares Outstanding                                     169,670              712
Net Asset Value Per Share                       $         8.25   $        14.49

* THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $0, $0, $33,968,877, $0, AND $0, RESPECTIVELY.
** THE COST OF SECURITIES AT VALUE IS $10,060,311, $14,983,143, $0, $0, AND $0,
   RESPECTIVELY.

See Notes to Financial Statements.

                                                                           U.S.
                                                                     GOVERNMENT
                                                                          MONEY
                                                                         MARKET
                                                                           FUND
                                                                 --------------
ASSETS
Securities at Value* (Notes 1 & 2)                               $1,536,564,810
Investment Income Receivable                                            884,341
Receivable for Shares Purchased                                      77,512,476
                                                                 --------------
  TOTAL ASSETS                                                    1,614,961,627
                                                                 --------------
LIABILITIES
Liability for Shares Redeemed                                       109,802,755
Dividends Payable                                                       111,056
Investment Advisory Fee Payable (Note 5)                                564,607
Accrued Custody Fees                                                    145,161
Transfer Agent Fee Payable (Note 5)                                     225,843
Distribution and Service Fee Payable (Note 5)                           237,590
Other Liabilities                                                       277,461
                                                                 --------------
  TOTAL LIABILITIES                                                 111,364,473
                                                                 --------------
NET ASSETS (Note 10)                                             $1,503,597,154
                                                                 ==============

INVESTOR CLASS:
Net Assets                                                       $  931,243,308
Shares Outstanding                                                  931,681,342
Net Asset Value Per Share                                        $         1.00

ADVISOR CLASS:
Net Assets                                                       $  516,673,653
Shares Outstanding                                                  516,934,331
Net Asset Value Per Share                                        $         1.00

C CLASS:
Net Assets                                                       $   55,680,193
Shares Outstanding                                                   55,680,212
Net Asset Value Per Share                                        $         1.00

* THE COST OF SECURITIES AT VALUE IS $1,536,564,810.

See Notes to Financial Statements.

This page intentionally left blank.

STATEMENT OF OPERATIONS (UNAUDITED)              PERIOD ENDED SEPTEMBER 30, 2001

                                                                           URSA
                                                     NOVA FUND             FUND
                                                --------------   --------------
INVESTMENT INCOME
 Interest (Note 1)                              $           --   $           --
 Dividends, net of foreign tax withheld**
  (Note 1)                                           1,166,980        3,176,131
                                                --------------   --------------
  Total Income                                       1,166,980        3,176,131
                                                --------------   --------------
EXPENSES
 Advisory Fees (Note 5)                                     --               --
 Transfer Agent Fees (Note 5)                          112,345          283,034
 Audit and Outside Services (Note 1)                        --            8,717
 Accounting Fees (Note 5)                                7,623           44,953
 Registration Fees (Note 1)                                600           13,999
 Custodian Fees (Note 1)                                    --               --
 Distribution Fees (Note 5)                             12,866           11,188
 Servicing Fees (Note 5)                                12,866           11,188
 Miscellaneous (Note 1)                                 31,902          (95,072)
                                                --------------   --------------
  Total Expenses                                       178,202          278,007
                                                --------------   --------------
Net Investment Income (Loss)                           988,778        2,898,124
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
 Investment Securities                             (26,197,972)         935,346
 Futures Contracts                                          --               --
                                                --------------   --------------
  Total Net Realized Gain (Loss)                   (26,197,972)         935,346
                                                --------------   --------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
 Investment Securities                             (29,551,870)      20,141,159
 Futures Contracts                                          --               --
 Equity Index Swaps                                         --               --
Net Change in Unrealized Appreciation           --------------   --------------
  (Depreciation)                                   (29,551,870)      20,141,159
                                                --------------   --------------
 Net Gain (Loss) on Investments                    (55,749,842)      21,076,505
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                $  (54,761,064)  $   23,974,629
                                                ==============   ==============


                                       29

                                                           OTC           ARKTOS          MEDIUS
                                                          FUND             FUND           FUND*
                                                --------------   --------------  --------------
INVESTMENT INCOME
 Interest (Note 1)                              $      428,373   $           --  $       35,991
 Dividends, net of foreign tax withheld**
    (Note 1)                                           282,195        3,110,808              --
                                                --------------   --------------  --------------
  Total Income                                         710,568        3,110,808          35,991
                                                --------------   --------------  --------------
EXPENSES
 Advisory Fees (Note 5)                              4,226,033               --           9,640
 Transfer Agent Fees (Note 5)                        1,423,085           90,435           2,678
 Audit and Outside Services (Note 1)                   110,591              356              --
 Accounting Fees (Note 5)                              150,265           24,041             522
 Registration Fees (Note 1)                            117,166            2,106              17
 Custodian Fees (Note 1)                               232,793               --             193
 Distribution Fees (Note 5)                             50,624               --           2,671
 Servicing Fees (Note 5)                                48,680               --              --
 Miscellaneous (Note 1)                             (1,110,599)         (15,149)            840
                                                --------------   --------------  --------------
  Total Expenses                                     5,248,638          101,789          16,561
                                                --------------   --------------  --------------
Net Investment Income (Loss)                        (4,538,070)       3,009,019          19,430
                                                --------------   --------------  --------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
 Investment Securities                            (167,422,813)      14,027,920              --
 Futures Contracts                                 (12,135,804)              --        (117,654)
                                                --------------   --------------  --------------
  Total Net Realized Gain (Loss)                  (179,558,617)      14,027,920        (117,654)
                                                --------------   --------------  --------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
 Investment Securities                             (92,706,523)      (1,831,451)             --
 Futures Contracts                                     902,990               --              --
 Equity Index Swaps                                         --               --      (1,843,392)
Net Change in Unrealized Appreciation           --------------   --------------  --------------
  (Depreciation)                                   (91,803,533)      (1,831,451)     (1,843,392)
                                                --------------   --------------  --------------
 Net Gain (Loss) on Investments                   (271,362,150)      12,196,469      (1,961,046)
                                                --------------   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                $ (275,900,220)  $   15,205,488  $   (1,941,616)
                                                ==============   ==============  ==============

 * SINCE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001-MEDIUS FUND
** NET OF FOREIGN TAX WITHHELD OF $0, $0, $0 $0, AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                                           U.S.
                                                        MEKROS       GOVERNMENT
                                                          FUND        BOND FUND
                                                --------------   --------------
INVESTMENT INCOME
 Interest (Note 1)                              $    1,091,338   $    1,319,567
 Dividends, net of foreign tax withheld*
   (Note 1)                                             85,338               --
 Other Income                                               15           16,730
                                                --------------   --------------
   Total Income                                      1,176,691        1,336,297
                                                --------------   --------------
EXPENSES
 Advisory Fees (Note 5)                                302,441          121,562
 Transfer Agent Fees (Note 5)                           84,944           50,697
 Audit and Outside Services (Note 1)                     1,816            4,337
 Accounting Fees (Note 5)                               21,605           19,993
 Registration Fees (Note 1)                              5,434            7,318
 Custodian Fees (Note 1)                                 7,986            8,173
 Distribution Fees (Note 5)                             77,027            1,404
 Servicing Fees (Note 5)                                    --               --
 Miscellaneous (Note 1)                                  4,545            8,686
                                                --------------   --------------
   Total Expenses                                      505,798          222,170
                                                --------------   --------------
Net Investment Income                                  670,893        1,114,127
                                                --------------   --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
(NOTE 1)
Net Realized Loss on:
 Investment Securities                              (3,622,803)      (3,460,873)
 Futures Contracts                                  (2,397,810)        (385,058)
 Equity Index Swaps                                 (5,425,417)              --
                                                --------------   --------------
   Total Net Realized Loss                         (11,446,030)      (3,845,931)
                                                --------------   --------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
 Investment Securities                                 177,477        1,779,932
 Futures Contracts                                     216,727          261,368
 Equity Index Swaps                                 (1,163,187)              --
                                                --------------   --------------
Net Change in Unrealized Appreciation
 (Depreciation)                                       (768,983)       2,041,300
                                                --------------   --------------
 Net Loss on Investments                           (12,215,013)      (1,804,631)
                                                --------------   --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS      $  (11,544,120)  $     (690,504)
                                                ==============   ==============


                                       31

                                                                      LARGE-CAP
                                                          JUNO           EUROPE           JAPAN
                                                          FUND             FUND            FUND
                                                --------------   --------------  --------------
INVESTMENT INCOME
 Interest (Note 1)                              $           --   $      221,812  $      258,401
 Dividends, net of foreign tax withheld*
   (Note 1)                                            163,595               --              --
 Other Income                                               --              347             781
                                                --------------   --------------  --------------
   Total Income                                        163,595          222,159         259,182
                                                --------------   --------------  --------------
EXPENSES
 Advisory Fees (Note 5)                                     --           48,901          53,890
 Transfer Agent Fees (Note 5)                           15,246               --              --
 Audit and Outside Services (Note 1)                       547            3,716           3,716
 Accounting Fees (Note 5)                                4,923            6,095           5,563
 Registration Fees (Note 1)                                108            3,331           2,055
 Custodian Fees (Note 1)                                 1,357            9,575          13,317
 Distribution Fees (Note 5)                                 --           13,599          14,969
 Servicing Fees (Note 5)                                    --               --              --
 Miscellaneous (Note 1)                                  7,815            8,396          16,118
                                                --------------   --------------  --------------
   Total Expenses                                       29,996           93,613         109,628
                                                --------------   --------------  --------------
Net Investment Income                                  133,599          128,546         149,554
                                                --------------   --------------  --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
(NOTE 1)
Net Realized Loss on:
 Investment Securities                                (144,476)              --              --
 Futures Contracts                                          --               --              --
 Equity Index Swaps                                         --       (2,367,389)     (1,970,348)
                                                --------------   --------------  --------------
   Total Net Realized Loss                            (144,476)      (2,367,389)     (1,970,348)
                                                --------------   --------------  --------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
 Investment Securities                                (686,909)              --              --
 Futures Contracts                                          --               --              --
 Equity Index Swaps                                         --          611,396         441,019
                                                --------------   --------------  --------------
Net Change in Unrealized Appreciation
 (Depreciation)                                       (686,909)         611,396         441,019
                                                --------------   --------------  --------------
 Net Loss on Investments                              (831,385)      (1,755,993)     (1,529,329)
                                                --------------   --------------  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS      $     (697,786)  $   (1,627,447) $   (1,379,775)
                                                ==============   ==============  ==============

 * NET OF FOREIGN TAX WITHHELD OF $58, $0, $0, $0, AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                                           U.S.
                                                                     GOVERNMENT
                                                                          MONEY
                                                                    MARKET FUND
                                                                 --------------
INVESTMENT INCOME
Interest (Note 1)                                                $   27,582,590
Other Income                                                             10,798
                                                                 --------------
  Total Income                                                       27,593,388
                                                                 --------------
EXPENSES
  Advisory Fees (Note 5)                                              3,396,255
  Transfer Agent Fees (Note 5)                                        1,374,458
  Audit and Outside Services (Note 1)                                    43,258
  Accounting Fees (Note 5)                                              167,132
  Registration Fees (Note 1)                                             77,465
  Custodian Fees (Note 1)                                               217,451
  Distribution Fees (Note 5)                                            550,337
  Servicing Fees (Note 5)                                               550,337
  Miscellaneous (Note 1)                                                 17,248
                                                                 --------------
  Net Expenses                                                        6,393,941
                                                                 --------------
Net Investment Income                                                21,199,447
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 1)
  Total Net Realized Gain (Loss)                                             --
  Net Change in Unrealized Appreciation
   (Depreciation)                                                            --
                                                                 --------------
  Net Gain (Loss) on Investments                                             --
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   21,199,447
                                                                 ==============

See Notes to Financial Statements.

This page intentionally left blank.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                            NOVA FUND
                                                --------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
 FROM OPERATIONS

  Net Investment Income (Loss)                  $      988,778   $    4,305,368
  Net Realized Gain (Loss) on Investments          (26,197,972)    (131,875,927)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                  (29,551,870)    (106,445,216)
                                                --------------   --------------
  Net Increase (Decrease) in Net Assets from
   Operations                                      (54,761,064)    (234,015,775)
                                                --------------   --------------

 DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class                                    (658,595)              --
    Advisor Class                                      (74,173)              --
    C Class                                             (5,146)              --
  From Realized Gain on Investments
    Investor Class                                          --               --
    Advisor Class                                           --               --
    C Class                                                 --               --
                                                --------------   --------------
 Total Distributions to Shareholders                  (737,914)              --
                                                --------------   --------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 8)                   5,805,931     (337,750,721)
                                                --------------   --------------
  Net Increase (Decrease) in Net Assets            (49,693,047)    (571,766,496)
 NET ASSETS-BEGINNING OF PERIOD                    289,628,309      861,394,805
                                                --------------   --------------
 NET ASSETS-END OF PERIOD                       $  239,935,262   $  289,628,309
                                                ==============   ==============


                                       35

                                                      URSA FUND                         OTC FUND                 ARKTOS FUND
                                            --------------------------   ------------------------------   --------------------------
                                                   PERIOD          YEAR          PERIOD            YEAR           YEAR         YEAR
                                                    ENDED         ENDED           ENDED           ENDED          ENDED        ENDED
                                            SEPTEMBER 30,     MARCH 31,   SEPTEMBER 30,       MARCH 31,   SEPTEMBER30,    MARCH 31,
                                                    2001           2001            2001            2001           2001         2001
                                            -------------  -----------   --------------  --------------   ------------  -----------
FROM OPERATIONS
Net Investment Income (Loss)                $   2,898,124  $ 13,097,979  $   (4,538,070) $  (26,807,383)  $  3,009,019  $ 6,506,578
Net Realized Gain (Loss) on Investments           935,346    17,791,704    (179,558,617)   (370,614,694)    14,027,920   36,509,091
Net Change in Unrealized Appreciation
 (Depreciation) of Investments                 20,141,159    52,721,110     (91,803,533) (2,045,191,434)    (1,831,451)  16,864,748
                                            -------------  ------------  --------------  --------------   ------------  -----------
Net Increase (Decrease) in Net Assets from
 Operations                                    23,974,629    83,610,793    (275,900,220) (2,442,613,511)    15,205,488   59,880,417
                                            -------------  ------------  --------------  --------------   ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (Note 1)
Investor Class
Advisor Class                                          --    (1,647,037)             --              --             --           --
C Class .                                              --       (19,856)             --             --              --           --
From Realized Gain on Investments                      --            --              --              --             --           --
Investor Class
Advisor Class                                          --            --              --     (18,522,951)            --           --
C Class                                                --            --              --        (887,049)            --           --
Total Distributions to Shareholders                    --            --              --              --             --           --
                                            -------------  ------------  --------------  --------------   ------------  -----------
                                                       --    (1,666,893)             --     (19,410,000)            --           --
                                            -------------  ------------  --------------  --------------   ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS (NOTE 8)
Net Increase (Decrease) in Net Assets           9,184,271  (148,881,571)    (84,119,888)   (333,748,125)     8,459,257  (83,990,245)
                                            -------------  ------------  --------------  --------------   ------------  -----------
NET ASSETS-BEGINNING OF PERIOD                 33,158,900   (66,937,671)   (360,020,108) (2,795,771,636)    23,664,745  (24,109,828)
NET ASSETS-END OF PERIOD                      225,833,751   292,771,422   1,080,715,823   3,876,487,459     79,050,016  103,159,844
                                            -------------   -----------  --------------  --------------   ------------  -----------
                                            $ 258,992,651  $225,833,751  $  720,695,715  $1,080,715,823   $102,714,761  $79,050,016
                                            =============  ============  ==============  ==============   ============  ===========

See Notes to Financial Statements.

                                                                    MEDIUS FUND
                                                                 --------------
                                                                         PERIOD
                                                                          ENDED
                                                                  SEPTEMBER 30,
                                                                          2001*
                                                                 --------------
FROM OPERATIONS
 Net Investment Income                                           $       19,430
 Net Realized Gain (Loss) on Investments                               (117,654)
 Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                        (1,843,392)
                                                                 --------------
 Net Increase (Decrease) in Net Assets from Operations               (1,941,616)
                                                                 --------------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)
   Investor Class                                                            --
   Advisor Class                                                             --
   H Class                                                                   --
   C Class                                                                   --
 From Realized Gains on Investments
   Investor Class                                                            --
   Advisor Class                                                             --
   H Class                                                                   --
   C Class                                                                   --
                                                                 --------------
 Total Distributions to Shareholders                                         --
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS (NOTE 8)                                     5,765,365
                                                                 --------------
 Net Increase (Decrease) in Net Assets                                3,823,749
NET ASSETS - BEGINNING OF PERIOD                                             --
                                                                 --------------
NET ASSETS - END OF PERIOD                                       $    3,823,749
                                                                 ==============


                                       37

                                                       MEKROS FUND          U.S.GOVERNMENT BOND FUND              JUNO FUND
                                             ---------------------------   ---------------------------  --------------------------
                                                    PERIOD          YEAR          PERIOD          YEAR         PERIOD         YEAR
                                                     ENDED         ENDED           ENDED         ENDED          ENDED        ENDED
                                             SEPTEMBER 30,     MARCH 31,   SEPTEMBER 30,     MARCH 31,  SEPTEMBER 30,    MARCH 31,
                                                      2001         2001*            2001          2001           2001         2001
                                             -------------  ------------   ------------    -----------  ------------   -----------
FROM OPERATIONS
Net Investment Income                        $     670,893  $    826,785   $   1,114,127   $ 1,470,648  $     133,599  $   426,902
Net Realized Gain (Loss) on Investments        (11,446,030)  (15,424,626)     (3,845,931)    2,113,170       (144,476)    (610,881)
Net Change in Unrealized Appreciation
(Depreciation) of Investments                     (768,983)      133,705       2,041,300    (2,018,637)      (686,909)     191,792
                                             -------------  ------------   -------------   -----------  -------------  -----------
                                               (11,544,120)  (14,464,136)       (690,504)    1,565,181       (697,786)       7,813
                                             -------------  ------------   -------------   -----------  -------------  -----------
Net Increase (Decrease) in Net Assets from
 Operations

DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)
   Investor Class                                       --            --      (1,114,127)   (1,470,647)            --           --
   Advisor Class                                        --            --              --            --             --           --
   H Class                                              --            --              --            --             --           --
   C Class                                              --            --              --            --             --           --
From Realized Gains on Investments
   Investor Class                                       --            --              --            --             --           --
   Advisor Class                                        --            --              --            --             --           --
   H Class                                              --            --              --            --             --           --
   C Class                                              --            --              --            --             --           --
                                             -------------  ------------   -------------   -----------  -------------  -----------
 Total Distributions to Shareholders                    --            --      (1,114,127)   (1,470,647)            --           --
                                             -------------  ------------   -------------   -----------  -------------  -----------


NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS (NOTE 8)                (3,206,707)   51,170,284     (62,937,657)   52,485,971     21,742,147    2,498,216
                                             -------------  ------------   -------------   -----------  -------------  -----------

 Net Increase (Decrease) in Net Assets         (14,750,827)   36,706,148     (64,742,288)   52,580,505     21,044,361    2,506,029
NET ASSETS-BEGINNING OF PERIOD                  36,706,148            --      80,685,533    28,105,048     12,447,117    9,941,088
                                             -------------  ------------   -------------   -----------  -------------  -----------
NET ASSETS-END OF PERIOD                     $  21,955,321  $ 36,706,148   $  15,943,265   $80,685,553  $  33,491,478  $12,447,117
                                             =============  ============   =============   ===========  =============  ===========

* SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001 - MEDIUS FUND AND NOVEMBER 1, 2000 - MEKROS FUND.

See Notes to Financial Statements.

                                                               LARGE-CAP
                                                              EUROPE FUND
                                                -------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,         MARCH 31
                                                          2001             2001
                                                --------------   --------------
FROM OPERATIONS
  Net Investment Income                         $      128,546   $      582,645
  Net Realized Loss on Investments                  (2,367,389)      (9,263,790)
  Net Change in Unrealized Appreciation
   (Depreciation) of Investments                       611,396         (479,253)
                                                --------------   --------------
Net Increase (Decrease) in Net Assets from
 Operations                                         (1,627,447)      (9,160,398)
                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)
   Investor Class                                           --               --
   Advisor Class                                            --               --
   H Class                                                  --               --
   C Class                                                  --               --
 From Realized Gain on Investments
   Investor Class                                           --               --
   Advisor Class                                            --               --
   H Class                                                  --               --
   C Class                                                  --               --
                                                --------------   --------------
 Total Distributions to Shareholders                        --               --
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS (NOTE 8)                   (5,936,772)      19,137,523
                                                --------------   --------------
Net Increase (Decrease) in Net Assets               (7,564,219)       9,977,125
NET ASSETS--BEGINNING OF PERIOD                      9,977,125               --
                                                --------------   --------------
NET ASSETS--END OF PERIOD                       $    2,412,906   $    9,977,125
                                                ==============   ==============


                                       39
                                                           LARGE-CAP                    U.S. GOVERNMENT
                                                          JAPAN FUND                   MONEY MARKET FUND
                                                -------------------------------  ------------------------------
                                                        PERIOD             YEAR          PERIOD            YEAR
                                                         ENDED            ENDED           ENDED           ENDED
                                                 SEPTEMBER 30,        MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                          2001            2001*            2001            2001
                                                --------------   --------------  --------------  --------------
FROM OPERATIONS
  Net Investment Income                         $      149,554   $      264,281  $   21,199,447  $   65,543,467
  Net Realized Loss on Investments                  (1,970,348)      (7,461,350)             --          (7,915)
  Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        441,019         (686,166)             --              --
                                                --------------   --------------  --------------  --------------
Net Increase (Decrease) in Net Assets from
 Operations                                         (1,379,775)      (7,883,235)     21,199,447      65,535,552
                                                --------------   --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)
  Investor Class                                            --               --     (14,587,535)    (46,239,936)
  Advisor Class                                             --               --      (6,216,754)    (18,703,745)
  H Class                                                   --               --              --              --
  C Class                                                   --               --        (395,157)       (599,789)
From Realized Gain on Investments
  Investor Class                                            --               --              --              --
  Advisor Class                                             --               --              --              --
  H Class                                                   --               --              --              --
  C Class                                                   --               --              --              --
                                                --------------   --------------  --------------  --------------
Total Distributions to Shareholders                         --               --     (21,199,446)    (65,543,470)
                                                --------------   --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS (NOTE 8)                  (11,616,722)      22,489,451      66,012,191     539,214,007
 Net Increase (Decrease) in Net Assets             (12,996,497)      14,606,216      66,012,192     539,206,089
                                                --------------   --------------  --------------  --------------
NET ASSETS--BEGINNING OF PERIOD                     14,606,216               --   1,437,584,962     898,378,873
                                                --------------   --------------  --------------  --------------
NET ASSETS--END OF PERIOD                       $    1,609,719   $   14,606,216  $1,503,597,154  $1,437,584,962
                                                ==============   ==============  ==============  ==============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                         INVESTOR CLASS
                                                -------------------------------
                                                            NOVA FUND
                                                -------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $        26.85   $        41.93
                                                --------------   --------------
Net Investment Income+                                     .03              .33
Net Realized and Unrealized Gains
   (Losses) on Securities                                (4.49)          (15.41)
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             (4.46)          (15.08)
Distributions to Shareholders from:
   Net Investment Income                                  (.07)              --
   Net Realized Capital Gains                               --               --
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value               (4.53)          (15.08)
                                                --------------   --------------
NET ASSET VALUE--END OF PERIOD                  $        22.32   $        26.85
                                                ==============   ==============
TOTAL INVESTMENT RETURN                                 (16.66)%         (35.96)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                           1.30%*++          1.34%
Net Expenses                                             1.30%*++          1.33%
Net Investment Income                                    0.88%*            0.89%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                   --              117%
Net Assets, End of  Year (000's omitted)        $      191,504   $      251,333


                                       41

                                                                            INVESTOR CLASS
                                                ---------------------------------------------------------------
                                                                              NOVA FUND
                                                ---------------------------------------------------------------
                                                          YEAR             YEAR            YEAR          PERIOD
                                                         ENDED            ENDED           ENDED           ENDED
                                                     MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,
                                                          2000             1999            1998            1997
                                                --------------   --------------  --------------  --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $        34.87   $        29.82  $        17.89  $        15.68
                                                --------------   --------------  --------------  --------------
Net Investment Income+                                     .47              .45             .59             .35
Net Realized and Unrealized Gains
   (Losses) on Securities                                 6.60             5.01           11.39            2.19
                                                --------------   --------------  --------------  --------------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              7.07             5.46           11.98            2.54
Distributions to Shareholders from:
   Net Investment Income                                  (.01)            (.41)             --              --
   Net Realized Capital Gains                               --               --            (.05)          (.33)
                                                --------------   --------------  --------------  --------------
Net Increase (Decrease) in Net Asset Value                7.06             5.05           11.93            2.21
                                                --------------   --------------  --------------  --------------
NET ASSET VALUE--END OF PERIOD                  $        41.93   $        34.87  $        29.82  $        17.89
                                                ==============   ==============  ==============  ==============
TOTAL INVESTMENT RETURN                                  20.29%           18.54%          67.02%          20.92%*

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            1.18%            1.19%           1.13%           1.19%*
Net Expenses                                              1.18%            1.19%           1.11%           1.16%*
Net Investment Income                                     1.26%            1.47%           2.42%           2.69%*

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                  311%             445%             --              --
Net Assets, End of  Year (000's omitted)        $      748,147   $      655,275  $      986,247  $      181,930

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ RATIOS TOAVERAGE NETASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.
  * ANNUALIZED
 ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR,THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                                                         INVESTOR CLASS
                                                -------------------------------
                                                            URSA FUND
                                                -------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $        10.43   $         7.68
                                                --------------   --------------
Net Investment Income+                                     .13              .40
Net Realized and Unrealized Gains
   (Losses) on Securities                                 1.10             2.41
                                                --------------   --------------
Net Increase (Decrease) in Net AssetValue
   Resulting from Operations                              1.23             2.81
Distributions to Shareholders from
   Net Investment Income                                    --             (.06)
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value                1.23             2.75
                                                --------------   --------------
NET ASSET VALUE--END OF PERIOD                  $        11.66   $        10.43
                                                ==============   ==============
TOTAL INVESTMENT RETURN                                  11.79%           36.68%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                         1.14%*+++           1.37%+++
Net Expenses                                           1.14%*+++           1.37%+++
Net Investment Income                                  2.58%*              4.69%

SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's omitted)        $      246,168   $      222,939


                                       43

                                                                            INVESTOR CLASS
                                                ---------------------------------------------------------------
                                                                              URSA FUND
                                                ---------------------------------------------------------------
                                                          YEAR             YEAR            YEAR          PERIOD
                                                         ENDED            ENDED           ENDED           ENDED
                                                     MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,
                                                          2000             1999          1998++          1997++
                                                --------------   --------------  --------------  --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $         8.66   $         9.92  $        14.04  $        15.10
                                                --------------   --------------  --------------  --------------
Net Investment Income+                                     .32              .25             .38             .34
Net Realized and Unrealized Gains
   (Losses) on Securities                                (1.24)           (1.48)          (4.46)          (1.36)
                                                --------------   --------------  --------------  --------------
Net Increase (Decrease) in Net AssetValue
   Resulting from Operations                              (.92)           (1.23)          (4.08)          (1.02)
Distributions to Shareholders from
   Net Investment Income                                  (.06)            (.03)           (.04)           (.04)
                                                --------------   --------------  --------------  --------------
Net Increase (Decrease) in Net Asset Value                (.98)           (1.26)          (4.12)          (1.06)
                                                --------------   --------------  --------------  --------------
NET ASSET VALUE--END OF PERIOD                  $         7.68   $         8.66  $         9.92  $        14.04
                                                ==============   ==============  ==============  ==============
TOTAL INVESTMENT RETURN                                 (10.64)%         (12.47)%        (29.06)%         (8.98)%*

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            1.32%            1.39%           1.36%           1.36%*
Net Expenses                                              1.31%            1.38%           1.34%           1.34%*
Net Investment Income                                     3.81%            3.29%           3.18%           3.21%*

SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's omitted)        $      288,218   $       482,340 $      254,225  $      582,288

  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.
  *  ANNUALIZED

See Notes to Financial Statements.


                                                         INVESTOR CLASS
                                                -------------------------------
                                                            OTC FUND
                                                --------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE-BEGINNING OF PERIOD             $        11.19   $        32.40
                                                ---------------  --------------
Net Investment Income (Loss)+                             (.05)            (.24)
Net Realized and Unrealized Gains
 (Losses) on Securities                                  (2.92)          (20.80)
                                                ---------------  --------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                               (2.97)          (21.04)
Distributions to Shareholders from:
 Net Investment Income                                      --               --
 Net Realized Capital Gains                                 --             (.17)
                                                ---------------  --------------
 Net Increase (Decrease) in Net Asset Value              (2.97)          (21.21)
                                                ---------------  --------------
NET ASSET VALUE-END OF PERIOD                   $         8.22   $        11.19
                                                ===============  ==============
TOTAL INVESTMENT RETURN                                 (26.54)%         (65.19)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            0.91%*           1.16%
Net Expenses                                              0.91%*           1.16%
Net Investment Income (Loss)                            (0.78)%*          (1.01)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                   47%             228%
Net Assets, End of Year (000's omitted)         $      693,627   $    1,043,848


                                       45

                                                                        INVESTOR CLASS
                                                -------------------------------------------------------------
                                                                           OTC FUND
                                                -------------------------------------------------------------
                                                          YEAR             YEAR            YEAR          PERIOD
                                                         ENDED            ENDED           ENDED           ENDED
                                                     MARCH 31,        MARCH 31,       MARCH 31,       MARCH 31,
                                                        2000++           1999++          1998++          1997++
                                                --------------   --------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE-BEGINNING OF PERIOD             $        15.90   $         9.23   $        5.98   $        5.05
                                                --------------   --------------   -------------   -------------
Net Investment Income (Loss)+                             (.22)            (.12)           (.05)             --
Net Realized and Unrealized Gains
 (Losses) on Securities                                  16.88             6.88            3.33             .95
                                                --------------   --------------   -------------   -------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                               16.66             6.76            3.28             .95
Distributions to Shareholders from:
 Net Investment Income                                      --               --              --            (.02)
 Net Realized Capital Gains                               (.16)            (.09)           (.03)            --
                                                --------------   --------------   -------------   -------------
 Net Increase (Decrease) in Net Asset Value              16.50             6.67            3.25             .93
                                                --------------   -------------   -------------   -------------
NET ASSET VALUE-END OF PERIOD                   $        32.40   $        15.90   $        9.23   $        5.98
                                                ==============   ==============   =============   =============
TOTAL INVESTMENT RETURN                                 105.32%           73.73%          55.05%         24.77%*

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            1.15%            1.15%           1.13%          1.27%*
Net Expenses                                              1.15%            1.15%           1.13%          1.27%*
Net Investment Income (Loss)                            (1.01)%          (0.97)%         (0.58)%          0.08%*

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                  385%             773%            972%          1,140%
Net Assets, End of Year (000's omitted)         $    3,762,540   $    1,277,571  $      449,794  $       52,278

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 2000
    HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.
  * ANNUALIZED
 ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                         INVESTOR CLASS
                                                -------------------------------
                                                           ARKTOS FUND
                                                -------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $        35.76   $        17.45
                                                --------------   --------------
Net Investment Income+                                    1.33             1.08
Net Realized and Unrealized Gains
 (Losses) on Securities                                   6.29            17.23
                                                --------------   -------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                                7.62            18.31
Distributions to Shareholders from
 Net Investment Income                                      --               --
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value                7.62            18.31
                                                --------------   --------------
NET ASSET VALUE--END OF PERIOD                  $        43.38   $        35.76
                                                ==============   ==============
TOTAL INVESTMENT RETURN                                  21.31%          104.93%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                        1.20%**+++           1.34%+++
Net Expenses                                          1.20%**+++           1.33%+++
Net Investment Income                                    8.24%**           6.27%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                  --               --
Net Assets, End of Year (000's omitted)         $      102,341   $       79,028


                                       47

                                                         INVESTOR CLASS
                                                -------------------------------
                                                           ARKTOS FUND
                                                -------------------------------
                                                          YEAR           PERIOD
                                                         ENDED            ENDED
                                                     MARCH 31,        MARCH 31,
                                                        2000++          1999++*
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $        40.20   $        75.00
                                                --------------   --------------
Net Investment Income+                                     .75              .65
Net Realized and Unrealized Gains
 (Losses) on Securities                                 (23.40)          (35.40)
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                              (22.65)          (34.75)
Distributions to Shareholders from
 Net Investment Income                                    (.10)            (.05)
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value               (22.75)         (34.80)
                                                --------------   --------------
NET ASSET VALUE--END OF PERIOD                  $        17.45   $        40.20
                                                ==============   ==============
TOTAL INVESTMENT RETURN                                 (56.39%)         (46.35%)

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            1.46%            1.38%**
Net Expenses                                              1.46%            1.37%**
Net Investment Income                                     2.67%            2.20%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                               1,157%           1,332%
Net Assets, End of Year (000's omitted)         $      103,160   $      118,622

  + CALCULATED USING THE AVERAGE DAILY SHARES OUT STANDING FOR THE YEAR.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000
    HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000
+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.
  * COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                         INVESTOR CLASS
                                                -------------------------------
                                                  U. S. GOVERNMENT BOND FUND
                                                -------------------------------
                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                 SEPTEMBER 30,        MARCH 31,
                                                          2001             2001
                                                --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $         9.82   $         9.34
                                                --------------   --------------
Net Investment Income+                                     .22              .42
Net Realized and Unrealized Gains
 (Losses) on Securities                                    .07              .48
                                                --------------   --------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                                 .29              .90
Distribution to Shareholders from:
 Net Investment Income                                    (.22)            (.42)
 Net Realized Capital Gain                                  --               --
                                                --------------   --------------
 Net Increase (Decrease) in Net Asset Value                .07              .48
                                                --------------   --------------
NET ASSET VALUE--END OF PERIOD                  $         9.89   $         9.82
                                                ==============   ==============
TOTAL INVESTMENT RETURN                                  3.14%             9.81%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            0.89%*           0.97%
Net Expenses                                              0.89%*           0.96%
Net Investment Income                                     4.48%*           4.38%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                                  335%           1,107%
Net Assets, End of  Year (000's omitted)        $       15,861   $       80,686


                                       49

                                                                INVESTOR CLASS
                                           ----------------------------------------------------------
                                                         U. S. GOVERNMENT BOND FUND
                                           ----------------------------------------------------------
                                                     YEAR           YEAR           YEAR         PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                     2000           1999           1998           1997
                                            -------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD        $       10.05   $      10.04   $       8.52   $       8.97
                                            -------------   ------------   ------------   ------------
Net Investment Income+                                .46            .42            .45            .34
Net Realized and Unrealized Gains
 (Losses) on Securities                              (.71)           .02           1.50           (.45)
                                            -------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Asset Value
 Resulting from Operations                           (.25)           .44           1.95           (.11)
Distribution to Shareholders from:
 Net Investment Income                               (.46)          (.42)          (.43)          (.34)
 Net Realized Capital Gain                             --           (.01)            --             --
                                            -------------   ------------   ------------   ------------
 Net Increase (Decrease) in Net Asset Value          (.71)           .01           1.52           (.45)
                                            -------------   ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD              $        9.34   $      10.05   $      10.04   $       8.52
                                            =============   ============   ===========-   ============
TOTAL INVESTMENT RETURN                            (2.26)%          4.24%         24.72%         (0.46)%*

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                       0.93%          0.97%          1.13%          1.51%*
Net Expenses                                         0.92%          0.96%          1.11%          1.49%*
Net Investment Income                                5.01%          3.88%          4.65%          5.06%*

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**                             890%         1,339%         1,496%           962%
Net Assets, End of  Year (000's omitted)    $      28,105   $     27,623   $     20,508   $      3,302

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
  * ANNUALIZED
 ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          INVESTOR CLASS
                                                 ----------------------------
                                                            JUNO FUND
                                                 ----------------------------
                                                        PERIOD           YEAR
                                                         ENDED          ENDED
                                                 SEPTEMBER 30,      MARCH 31,
                                                          2001           2001
                                                 -------------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $        8.53      $    9.00
                                                 -------------      ---------
Net Investment Income+                                     .09            .41
Net Realized and Unrealized Gains
   (Losses) on Securities                                 (.33)          (.88)
                                                 -------------      ---------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              (.24)          (.47)
Distributions to Shareholders from
   Net Investment Income                                    --             --
                                                 -------------      ---------
Net Increase (Decrease) in Net Asset Value                (.24)          (.47)
                                                 -------------      ---------
NET ASSET VALUE--END OF PERIOD                   $        8.29      $    8.53
                                                 =============      =========
TOTAL INVESTMENT RETURN                                  (2.81)%        (5.22%)

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                           1.33%*++        1.33%++
Net Expenses                                             1.33%*++        1.33%++
Net Investment Income                                    2.24%*          4.61%

SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's omitted)         $      32,091      $  10,745


                                       51

                                                                 INVESTOR CLASS
                                              -----------------------------------------------------
                                                                    JUNO FUND
                                              -----------------------------------------------------
                                                   YEAR           YEAR          YEAR         PERIOD
                                                  ENDED          ENDED         ENDED          ENDED
                                              MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
                                                   2000           1999          1998           1997
                                              ---------      ---------     ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD          $    8.70      $    8.65     $    9.69      $    9.47
                                              ---------      ---------     ---------      ---------
Net Investment Income+                              .31            .27           .16            .25
Net Realized and Unrealized Gains
   (Losses) on Securities                           .04           (.20)        (1.12)            --
                                              ---------      ---------     ---------      ---------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                        .35            .07          (.96)           .25
Distributions to Shareholders from
   Net Investment Income                           (.05)          (.02)         (.08)          (.03)
                                              ---------      ---------     ---------      ---------
Net Increase (Decrease) in Net Asset Value          .30            .05         (1.04)           .22
                                              ---------      ---------     ---------      ---------
NET ASSET VALUE--END OF PERIOD                $    9.00      $    8.70     $    8.65      $    9.69
                                              =========      =========     =========      =========
TOTAL INVESTMENT RETURN                            3.97%          0.78%        (9.92)%         3.75%*
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                     1.47%          1.57%         1.61%          1.60%*
Net Expenses                                       1.47%          1.56%         1.59%          1.58%*
Net Investment Income                              3.39%          3.25%         3.55%          3.51%*
SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's omitted)      $   9,941      $  12,789     $  12,887      $  32,577

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
    PORTFOLIO.
  * ANNUALIZED

See Notes to Financial Statements.

                                                         INVESTOR CLASS
                                                 ----------------------------
                                                         U.S.GOVERNMENT
                                                       MONEY MARKET FUND
                                                 ----------------------------
                                                        PERIOD           YEAR
                                                         ENDED          ENDED
                                                 SEPTEMBER 30,      MARCH 31,
                                                          2001           2001
                                                 -------------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $        1.00      $    1.00
                                                 -------------      ---------
Net Investment Income+                                     .02            .05
                                                 -------------      ---------
Net Increase in Net Asset Value
   Resulting from Operations                               .02            .05
Distributions to Shareholders from
   Net Investment Income                                  (.02)          (.05)
                                                 -------------      ---------
Net Increase in Net Asset Value                             --             --
                                                 -------------      ---------
NET ASSET VALUE--END OF PERIOD                   $        1.00      $    1.00
                                                 =============      =========
TOTAL INVESTMENT RETURN                                   1.71%          5.48%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                            0.75%*         0.85%
Net Expenses                                              0.75%*         0.85%
Net Investment Income                                     3.29%*         5.38%

SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's
   omitted)                                      $     931,243      $ 948,275


                                       53

                                                                 INVESTOR CLASS
                                            ------------------------------------------------------
                                                                U.S.GOVERNMENT
                                                               MONEY MARKET FUND
                                            ------------------------------------------------------
                                                  YEAR           YEAR          YEAR         PERIOD
                                                 ENDED          ENDED         ENDED          ENDED
                                             MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
                                                  2000           1999          1998           1997
                                            ----------      ---------     ---------      ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD        $     1.00      $    1.00     $    1.00      $    1.00
                                            ----------      ---------     ---------      ---------
Net Investment Income+                             .04            .04           .04            .03
                                            ----------      ---------     ---------      ---------
Net Increase in Net Asset Value
   Resulting from Operations                       .04            .04           .04            .03
Distributions to Shareholders from
   Net Investment Income                          (.04)          (.04)         (.04)          (.03)
                                            ----------      ---------     ---------      ---------
Net Increase in Net Asset Value                     --             --            --             --
                                            ----------      ---------     ---------      ---------
NET ASSET VALUE--END OF PERIOD              $     1.00      $    1.00     $    1.00      $    1.00
                                            ==========      =========     =========      =========
TOTAL INVESTMENT RETURN                           4.48%          4.55%         4.69%          4.39%*
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                    0.89%          0.84%         0.89%          0.86%*
Net Expenses                                      0.88%          0.83%         0.89%          0.86%*
Net Investment Income                             4.36%          4.37%         4.37%          4.06%*
SUPPLEMENTARY DATA:
Net Assets, End of  Year (000's
   omitted)                                 $  686,198      $ 949,802     $ 253,295      $ 283,553

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
  * ANNUALIZED

See Notes to Financial Statements.

                                                         ADVISOR CLASS
                                                 ----------------------------
                                                           NOVA FUND
                                                 ----------------------------
                                                        PERIOD            YEAR
                                                        ENDING          ENDING
                                                 SEPTEMBER 30,       MARCH 31,
                                                          2001            2001
                                                 -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $       26.52       $   41.63
                                                 -------------       ---------
Net Investment Income (Loss)+                              .01             .16
Net Realized and Unrealized Gains
   (Losses) on Securities                                (4.48)         (15.27)
                                                 -------------       ---------
Net Increase (Decrease) in Net
   Asset Value
   Resulting from Operations                             (4.47)         (15.11)
Distributions to Shareholders from:
   Net Investment Income                                  (.07)             --
   In Excess of Current Period Net
   Investment Income                                        --              --
                                                 -------------       ---------
Net Increase (Decrease) in Net
   Asset Value                                           (4.54)         (15.11)
                                                 -------------       ---------
NET ASSET VALUE--END OF PERIOD                   $       21.98       $   26.52
                                                 =============       =========
TOTAL INVESTMENT RETURN                                 (16.90)%        (36.30)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                            1.48%**++       1.87%
Net Expenses                                              1.48%**++       1.87%
Net Investment Income (Loss)                              0.53%**         0.45%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                  --             117%
Net Assets, End of  Year (000's
   omitted)                                      $      45,827       $  38,184


                                       55


                                                                            ADVISOR CLASS
                                            -------------------------------------------------------------------------------
                                                       NOVA FUND                                  URSA FUND
                                            -------------------------     -------------------------------------------------
                                                  YEAR           YEAR            PERIOD      PERIOD       YEAR       PERIOD
                                                ENDING         ENDING            ENDING      ENDING     ENDING       ENDING
                                             MARCH 31,      MARCH 31,     SEPTEMBER 30,   MARCH 31,  MARCH 31,    MARCH 31,
                                                  2000          1999*              2001        2001       2000        1999*
                                            ----------      ---------     -------------   ---------  ---------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD        $    34.78      $   26.91     $       10.26   $    7.61  $    8.62    $   10.25
                                            ----------      ---------     -------------   ---------  ---------    ---------
Net Investment Income (Loss)+                      .31           (.11)              .10         .43        .30          .21
Net Realized and Unrealized Gains
   (Losses) on Securities                         6.55           8.39              1.08        2.28      (1.25)       (1.81)
                                            ----------      ---------     -------------   ---------  ---------    ---------
Net Increase (Decrease) in Net
   Asset Value
   Resulting from Operations                      6.86           8.28              1.18        2.71       (.95)       (1.60)
Distributions to Shareholders from:
   Net Investment Income                          (.01)            --                --        (.06)      (.06)       (0.03)
   In Excess of Current Period Net
   Investment Income                                --           (.41)               --          --         --           --
                                            ----------      ---------     -------------   ---------  ---------    ---------
Net Increase (Decrease) in Net
   Asset Value                                    6.85           7.87              1.18        2.65      (1.01)       (1.63)
                                            ----------      ---------     -------------   ---------  ---------    ---------
NET ASSET VALUE--END OF PERIOD              $    41.63      $   34.78     $       11.44   $   10.26  $    7.61    $    8.62
                                            ==========      =========     =============   =========  =========    =========
TOTAL INVESTMENT RETURN                          19.74%         31.03%            11.50%      35.70%    (11.03)%     (15.68)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                    1.71%          1.60%**         1.68%**++     1.86%++    1.84%        1.86%**
Net Expenses                                      1.70%          1.58%**         1.68%**++     1.86%++    1.83%        1.85%**
Net Investment Income (Loss)                      0.87%         (0.70)%**        1.93%**       4.92%      3.51%        2.96%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                         311%           445%               --          --         --           --
Net Assets, End of  Year (000's
   omitted)                                 $  113,248      $  36,187     $      11,966   $   2,860  $   4,553    $   3,073

   + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
  ++ TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER
     PORTFOLIO.
   * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998-NOVA FUND; AUGUST 5, 1998-URSA FUND.
  ** ANNUALIZED
 *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
     FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY
     FOR THE URSA MASTER PORTFOLIO

See Notes to Financial Statements.

                                                         ADVISOR CLASS
                                                 ----------------------------
                                                           OTC FUND
                                                 ----------------------------
                                                        PERIOD            YEAR
                                                        ENDING          ENDING
                                                 SEPTEMBER 30,       MARCH 31,
                                                          2001            2001
                                                 -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
   PERIOD                                        $       11.04       $   32.16
                                                 -------------       ---------
Net Investment Income (Loss)+                             (.08)           (.35)
Net Realized and Unrealized Gains
   (Losses) on Securities                                (2.88)         (20.60)
                                                 -------------       ---------
Net Increase (Decrease) in Net
   Asset Value
   Resulting from Operations                             (2.96)         (20.95)
Distributions to Shareholders
   from:
   Net Investment Income                                    --              --
   Net Realized Capital Gains                               --            (.17)
                                                 -------------       ---------
Net Increase (Decrease) in Net
   Asset Value                                           (2.96)         (21.12)
                                                 -------------       ---------
NET ASSET VALUE--END OF PERIOD                   $        8.08       $   11.04
                                                 =============       =========
TOTAL INVESTMENT RETURN                                (26.81)%        (65.40)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                            1.42%**         1.67%
Net Expenses                                              1.42%**         1.66%
Net Investment Income (Loss)                             (1.30)%**       (1.50)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                  47%            228%
Net Assets, End of  Year (000's omitted)         $      26,683       $  36,836


                                       57

                                                                             ADVISOR CLASS
                                          ---------------------------------------------------------------------------------
                                                 OTC FUND                   U.S. GOVERNMENT MONEY MARKET FUND
                                          ----------------------   --------------------------------------------------------
                                              YEAR        PERIOD          PERIOD           YEAR          YEAR        PERIOD
                                             ENDING       ENDING          ENDING         ENDING        ENDING        ENDING
                                          MARCH 31,    MARCH 31,   SEPTEMBER 30,      MARCH 31,     MARCH 31,     MARCH 31,
                                             2000++       1999++            2001           2001          2000         1999*
                                          ---------    ---------   -------------      ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
   PERIOD                                 $   15.86    $   10.17   $        1.00      $    1.00     $    1.00     $    1.00
                                          ---------    ---------   -------------      ---------     ---------     ---------
Net Investment Income (Loss)+                  (.33)        (.10)            .01            .05           .04           .04
Net Realized and Unrealized Gains
   (Losses) on Securities                     16.78         5.88              --             --            --            --
                                          ---------    ---------   -------------      ---------     ---------     ---------
Net Increase (Decrease) in Net
   Asset Value
   Resulting from Operations                  16.45         5.78             .01            .05           .04           .04
Distributions to Shareholders
   from:
   Net Investment Income                         --           --            (.01)          (.05)         (.04)         (.04)
   Net Realized Capital Gains                  (.15)        (.09)             --             --            --           --
                                          ---------    ---------   -------------      ---------     ---------     ---------
Net Increase (Decrease) in Net
   Asset Value                                16.30         5.69              --             --            --            --
                                          ---------    ---------   -------------      ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD            $   32.16    $   15.86   $        1.00      $    1.00     $    1.00     $    1.00
                                          =========    =========   =============      =========     =========     =========
TOTAL INVESTMENT RETURN                      104.26%       57.20%           1.45%          4.99%         3.94%         4.02%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses                                 1.62%        1.49%**         1.24%**        1.34%         1.41%         1.34%**
Net Expenses                                   1.61%        1.47%**         1.24%**        1.34%         1.40%         1.33%**
Net Investment Income (Loss)                  (1.47)%      (1.31)%**         2.81%**       4.87%         3.85%         3.83%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      385%         773%             --             --            --            --
Net Assets, End of  Year (000's
   omitted)                               $ 113,948    $   6,893   $     516,674      $ 451,796     $ 212,181     $ 321,581

   + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
  ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000
     HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.
   * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998-U.S. GOVERNMENT MONEY MARKET FUND, AND SEPTEMBER 22, 1998-OTC FUND.
  ** ANNUALIZED
 *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                            H CLASS
                                     ----------------------------------------------------

                                      MEDIUS FUND                    MEKROS FUND
                                     ------------         -------------------------------
                                           PERIOD                PERIOD            PERIOD
                                            ENDED                 ENDED             ENDED
                                     SEPTEMBER30,         SEPTEMBER 30,         MARCH 31,
                                            2001*                  2001             2001*
                                     ------------         -------------         ---------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE--
BEGINNING OF PERIOD                     $   25.00            $    19.99         $   25.00
                                        ---------            ----------         ---------
Net Investment Income+                        .05                   .24               .42
Net Realized and
   Unrealized Losses on
Securities                                  (5.40)                (3.85)            (5.43)
                                        ---------            ----------         ---------
Net Decrease in Net
   Asset Value
   Resulting from
     Operations                             (5.35)                (3.61)            (5.01)
Distributions to
   Shareholders                                --                    --                --
                                        ---------            ----------         ---------
   Net Decrease in Net
     Asset Value                            (5.35)                (3.61)            (5.01)
                                        ---------            ----------         ---------
Net Asset Value--End of
   Period                               $   19.65            $    16.38         $   19.99
                                        =========            ==========         =========
TOTAL INVESTMENT RETURN                    (21.40)%              (18.06)%          (20.04)%

RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                               1.58%**               1.44%**           1.74%**
Net Expenses                                 1.58%**               1.44%**           1.73%**
Net Investment Income                        1.86%**               2.07%**           4.24%**

SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                                     --                   239%               --
Net Assets, End of
   Period (000's omitted)               $   3,798            $   21,663         $  36,704


                                       59

                                                                     H CLASS
                                        -------------------------------------------------------------------------
                                                    LARGE-CAP                                 LARGE-CAP
                                                   EUROPE FUND                                JAPAN FUND
                                        ---------------------------------         -------------------------------

                                                PERIOD             PERIOD                PERIOD            PERIOD
                                                 ENDED              ENDED                 ENDED             ENDED
                                         SEPTEMBER 30,          MARCH 31,         SEPTEMBER 30,         MARCH 31,
                                                  2001              2001*                  2001             2001*
                                        -------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE--
BEGINNING OF PERIOD                         $    17.72         $    25.00            $    13.04         $   25.00
                                            ----------         ----------            ----------         ---------
Net Investment Income+                             .21                .83                   .17               .69
Net Realized and
   Unrealized Losses on
Securities                                       (3.41)             (8.11)                (3.56)           (12.65)
                                            ----------         ----------            ----------         ---------
Net Decrease in Net
   Asset Value
   Resulting from
   Operations                                    (3.20)             (7.28)                   --                --
Distributions to
   Shareholders                                     --                 --                    --                --
                                            ----------         ----------            ----------         ---------
   Net Decrease in Net
     Asset Value                                 (3.20)             (7.28)                (3.39)           (11.96)
                                            ----------         ----------            ----------         ---------
Net Asset Value--End of
   Period                                   $    14.52         $    17.72            $     9.65         $   13.04
                                            ==========         ==========            ==========         =========
TOTAL INVESTMENT RETURN                         (18.06)%           (29.12)%              (26.00)%          (47.84)%

RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                                    2.11%**            2.06%**               1.82%**           1.77%**
Net Expenses                                      2.11%**            2.06%**               1.82%**           1.77%**
Net Investment Income                             2.90%**            4.03%**               2.49%**           4.17%**

SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                                          --                350%                   --               699%
Net Assets, End of
   Period (000's omitted)                   $    2,403         $    9,977            $    1,610         $  14,606

     +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
     * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001-MEDIUS FUND; NOVEMBER 1, 2000-MEKROS FUND; MAY 8, 2000-LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND.
     **  ANNUALIZED
     *** PORTFOLIO  TURNOVER  RATIO IS CALCULATED  WITHOUT  REGARD TO SHORT-TERM
         SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                       C CLASS
                                         -------------------------------
                                                      NOVA FUND
                                         --------------------------------
                                                PERIOD             PERIOD
                                                 ENDED              ENDED
                                         SEPTEMBER 30,          MARCH 31,
                                                  2001              2001*
                                         --------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET
   VALUE--BEGINNING OF
   PERIOD                                   $    26.84         $    27.18
                                            ----------         ----------
Net Investment Income
   (Loss)+                                        (.02)              (.01)
Net Realized and
   Unrealized Gains
   (Losses) on
     Securities                                  (4.56)              (.33)
                                            ----------         ----------
Net Increase (Decrease)
   in Net Asset Value
   Resulting from
     Operations                                  (4.58)              (.34)
   Distributions to
     Shareholders from:
     Net Investment
        Income                                    (.07)                --
     Net Realized
        Captial Gains                               --                 --
                                            ----------         ----------
   Net Increase
     (Decrease) in Net
     Asset Value                                 (4.65)              (.34)
                                            ----------         ----------
NET ASSET VALUE--END OF
   PERIOD                                   $    22.19         $    26.84
                                            ==========         ==========
Total Investment Return                         (17.11)%            (1.25)%

RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                                    1.64%**++          1.86%**
Net Expenses                                      1.64%**++          1.77%**
Net Investment Income
   (Loss)                                         0.36%**           (0.98)%**

SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                                          --                117%
Net Assets, End of
   Period (000's
   omitted)                                 $    2,605         $      111


                                       61

                                                                          C CLASS
                         ------------------------------------------------------------------------------------------------------
                                      URSA FUND                           OTC FUND                           ARKTOS FUND
                         -------------------------------      -----------------------------       -----------------------------
                                PERIOD            PERIOD             PERIOD         PERIOD              PERIOD           PERIOD
                                 ENDED             ENDED              ENDED          ENDED               ENDED            ENDED
                         SEPTEMBER 30,         MARCH 31,      SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                  2001             2001*               2001          2001*                2001            2001*
                         -------------------------------      -----------------------------       -----------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET
   VALUE--BEGINNING OF
   PERIOD                   $    10.43         $   10.29         $    11.20      $    11.95          $    35.74       $   29.14
                            ----------         ---------         ----------      ----------          ----------       ---------
Net Investment Income
   (Loss)+                         .06               .01               (.10)             --                  --              --
Net Realized and
   Unrealized Gains
   (Losses) on
     Securities                   1.11               .13              (2.94)           (.75)               7.35            6.60
                            ----------         ---------         ----------      ----------          ----------       ---------
Net Increase (Decrease)
   in Net Asset Value
   Resulting from
     Operations                   1.17               .14              (3.04)           (.75)               7.35            6.60
   Distributions to
     Shareholders from:
     Net Investment
        Income                      --                --                 --              --                  --              --
     Net Realized
        Captial Gains               --                --                 --              --                  --              --
                            ----------         ---------         ----------      ----------          ----------       ---------
   Net Increase
     (Decrease) in Net
     Asset Value                  1.17               .14              (3.04)           (.75)               7.35            6.60
                            ----------         ---------         ----------      ----------          ----------       ---------
NET ASSET VALUE--END OF
   PERIOD                   $    11.60         $   10.43         $     8.16      $    11.20          $    43.09       $   35.74
                            ==========         =========         ==========      ==========          ==========       =========
Total Investment Return          11.22%             1.36%            (27.14)%         (6.28)%             20.57%         22.65%

RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                    2.25%**++         2.15%**++          1.94%**         2.37%**             1.79%**++       2.28%**++
Net Expenses                      2.25%**++         2.15%**++          1.94%**         2.09%**             1.79%**++       2.27%**++
Net Investment Income
   (Loss)                         1.17%**           3.04%**           (1.82)%**       (2.03)%**           (0.02)%**        0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                          --                --                 47%            228%                 --              --
Net Assets, End of
   Period (000's
   omitted)                 $      858         $      35         $      386      $       32          $      374       $      22

      + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING
         MASTER PORTFOLIO.
      * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001-NOVA FUND; MARCH 15, 2001-URSA FUND; MARCH 26, 2001-OTC FUND; MARCH 7, 2001-ARKTOS FUND.
      ** ANNUALIZED
     *** PORTFOLIO  TURNOVER  RATIO IS CALCULATED  WITHOUT  REGARD TO SHORT-TERM
         SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                                        C CLASS
                                          -----------------------------------------------------


                                           MEDIUS FUND                   MEKROS FUND
                                          ------------       ----------------------------------
                                                PERIOD             PERIOD                PERIOD
                                                 ENDED              ENDED                 ENDED
                                         SEPTEMBER 30,       SEPTEMBER 30             MARCH 31,
                                                 2001*               2001                 2001*
                                         --------------      ------------         -------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE--
BEGINNING OF PERIOD                         $    24.53         $    19.99            $    24.28
                                            ----------         ----------            ----------
Net Investment Income +                            .03                .13                   .17
Net Realized and
   Unrealized
Losses on Securities                             (4.92)             (3.80)                (4.46)
                                            ----------         ----------            ----------
Net Decrease in Net
   Asset Value
Resulting from
   Operations                                    (4.89)             (3.67)                (4.29)
Distributions to
   Shareholders from:
Net Investment Income                               --                 --                    --
                                            ----------         ----------            ----------
Net Decrease in Net
   Asset Value                                   (4.89)             (3.67)                (4.29)
                                            ----------         ----------            ----------
NET ASSET VALUE--END OF
   PERIOD                                   $    19.64         $    16.32            $    19.99
                                            ==========         ==========            ==========
TOTAL INVESTMENT RETURN                         (19.93)%           (18.36)%              (17.67)%

RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                                    2.31%**            2.22%**               2.54%**
Net Expenses                                      2.31%**            2.22%**               2.52%**
Net Investment Income                             1.05%**            1.22%**               3.80%**

SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                                          --                239%                   --
Net Assets, End of
   Period (000's
   omitted)                                 $       26         $      292            $        2


                                       63

                                                                          C CLASS
                         ----------------------------------------------------------------------------------------------------
                         U.S. GOVERNMENT                JUNO FUND                  LARGE-CAP              U.S. GOVERNMENT
                               BOND FUND                                          EUROPE FUND            MONEY MARKET FUND
                         ---------------     -------------      -----------       ------------     ------------     ---------
                                  PERIOD            PERIOD           PERIOD             PERIOD           PERIOD        PERIOD
                                   ENDED             ENDED            ENDED              ENDED            ENDED         ENDED
                           SEPTEMBER 30,     SEPTEMBER 30,        MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,     MARCH 31,
                                   2001*              2001            2001*              2001*             2001         2001*
                              ----------     -------------      -----------       -----------      ------------     ---------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE--
BEGINNING OF PERIOD            $    9.42       $     8.53       $     8.55         $    17.72        $    1.00    $     1.00
                               ---------       ----------       ----------         ----------        ---------    ----------
Net Investment Income +              .15              .06               --                .09              .01           .02
Net Realized and
   Unrealized
Losses on Securities                 .46             (.34)            (.02)             (3.32)              --            --
                               ---------       ----------       ----------         ----------        ---------    ----------
Net Decrease in Net
   Asset Value
Resulting from
   Operations                        .61             (.28)            (.02)             (3.23)             .01           .02
Distributions to
   Shareholders from:
Net Investment Income               (.15)              --               --                 --             (.01)         (.02)
                               ---------       ----------       ----------         ----------        ---------    ----------
Net Decrease in Net
   Asset Value                       .46             (.28)            (.02)             (3.23)              --            --
                               ---------       ----------       ----------         ----------        ---------    ----------
NET ASSET VALUE--END OF
   PERIOD                      $    9.88       $     8.25       $     8.53         $    14.49        $    1.00    $     1.00
                               =========       ==========       ==========         ==========        =========    ==========
                                    6.47%           (3.28)%           (.23)%           (18.23)%           1.17%         1.97%
TOTAL INVESTMENT RETURN
RATIOS TO AVERAGE NET
   ASSETS:
Gross Expenses                      1.83%**          2.44%**++        2.48%**++          2.43%**          1.75%**       1.79%**
Net Expenses                        1.83%**          2.44%**++        2.48%**++          2.43%**          1.75%**       1.78%**
Net Investment Income               3.59%**          1.40%**          2.70%**            1.35%**          2.23%**       4.31%**
SUPPLEMENTARY DATA:
Portfolio Turnover
   Rate***                                             --               --                 --               --            --
Net Assets, End of                   335%
   Period (000's
   omitted)                    $      82       $    1,401       $    1,702         $       10        $  55,680    $   37,514

       + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING
         MASTER PORTFOLIO.
       * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 20, 2001-MEDIUS FUND;JANUARY 23, 2001-MEKROS FUND; MAY 2, 2001-U.S. GOVERNMENT BOND FUND; MARCH 28, 2001-JUNO FUND; MAY 10, 2001-LARGE-CAP EUROPE FUND; OCTOBER 19, 2000-U.S. GOVERNMENT MONEY MARKET FUND.
      ** ANNUALIZED
     *** PORTFOLIO  TURNOVER  RATIO IS CALCULATED  WITHOUT  REGARD TO SHORT-TERM
         SECURITIES  HAVING A  MATURITY  OF LESS  THAN ONE  YEAR.

See Notes to Financial Statements.

NOVA MASER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

                                                                  MARKET VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 76.8%
General Electric Co.                                 178,306      $  6,632,984
Microsoft Corp.*                                      96,656         4,945,888
Exxon Mobil Corp.                                    123,854         4,879,848
Pfizer, Inc.                                         113,317         4,544,012
Wal-Mart Stores, Inc.                                 80,256         3,972,672
American International Group                          47,028         3,668,184
Citigroup, Inc.                                       90,268         3,655,854
Johnson & Johnson                                     54,357         3,011,378
International Business Machines Corp.                 31,189         2,878,745
SBC Communications, Inc.                              60,458         2,848,782
Merck & Co., Inc.                                     41,161         2,741,322
AOL Time Warner, Inc.                                 79,534         2,632,575
Verizon Communications, Inc.                          48,551         2,627,095
Intel Corp.                                          120,717         2,461,420
Coca-Cola Co.                                         44,648         2,091,759
Bristol-Myers Squibb Co.                              34,886         1,938,267
Royal Dutch Petroleum Co.                             38,493         1,934,273
Philip Morris Co., Inc.                               39,483         1,906,634
Procter & Gamble Co.                                  23,252         1,692,513
Bank of America Corp.                                 28,772         1,680,285
Eli Lilly & Co.                                       20,174         1,628,042
Home Depot, Inc.                                      41,890         1,607,319
Cisco Systems, Inc.*                                 131,377         1,600,172
Tyco International Ltd                                34,763         1,581,718
Pepsico, Inc.                                         31,751         1,539,924
Abbott Laboratories                                   27,805         1,441,689
Fannie Mae                                            17,955         1,437,477
BellSouth Corp.                                       33,642         1,397,825
American Home Products Corp.                          23,594         1,374,350
Wells Fargo & Co.                                     30,806         1,369,328
Oracle Corp.*                                        100,764         1,267,611
JP Morgan Chase & Co.                                 35,636         1,216,969
AT&T Corp.                                            61,937         1,195,384
Viacom, Inc.*                                         31,954         1,102,413
Amgen, Inc.*                                          18,731         1,100,634
Chevron Corp.                                         11,515           975,896
Schering-Plough Corp.                                 26,264           974,394
Pharmacia Corp.                                       23,380           948,293
Medtronic, Inc.                                       21,695           943,733
Morgan Stanley Dean Witter & Co.                      19,976           925,888
Dell Computer Corp.*                                  46,686           865,092
Freddie Mac                                           12,432           808,080
Wachovia Corp.                                        25,168           780,208
WorldCom, Inc.-WorldCom Group*                        51,842           779,704
Texas Instruments, Inc.                               31,164           778,477
US Bancorp                                            34,207           758,711
FleetBoston Financial Corp.                           19,440           714,420
Du Pont (E.I.) de Nemours & Co.                       18,722           702,449
Minnesota Mining & Manufacturing Co.                   7,107           699,330
Walt Disney Co.                                       37,515           698,529
American Express Co.                                  23,750           690,175
Anheuser-Busch Co., Inc.                              16,111           674,729
Bank One Corp.                                        20,918           658,289
Qualcomm, Inc.*                                       13,593           646,211
Texaco, Inc.                                           9,889           642,785
Fifth Third Bancorp                                   10,330           635,088
McDonald's Corp.                                      23,214           630,028
Walgreen Co.                                          18,270           629,036
AT&T Wireless Services, Inc.*                         41,435           619,039
Motorola, Inc.                                        39,422           614,983
Merrill Lynch & Co., Inc.                             15,066           611,680
Comcast Corp.*                                        16,966           608,570
Washington Mutual, Inc.                               15,756           606,291
Kimberly-Clark Corp.                                   9,554           592,348
Cardinal Health, Inc.                                  8,002           591,748
Baxter International, Inc.                            10,671           587,438
Colgate-Palmolive Co.                                 10,070           586,577
Ford Motor Co.                                        32,843           569,826
Gillette Co.                                          18,928           564,054
Hewlett-Packard Co.                                   34,876           561,504
Unilever NV                                           10,259           554,191
Dow Chemical Co.                                      16,113           527,862
Automatic Data Processing                             11,204           527,036
Boeing Co.                                            15,661           524,644
Duke Energy Corp.                                     13,856           524,450
Target Corp.                                          16,140           512,445

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       65

                                                                  MARKET VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Qwest Communications International                    29,821      $    498,011
Allstate Corp.                                        13,004           485,699
Electronic Data Systems Corp.                          8,402           483,787
Sun Microsystems, Inc.*                               58,461           483,473
Alcoa, Inc.                                           15,495           480,400
Marsh & McLennan Co.                                   4,947           478,375
Schlumberger Ltd                                      10,290           470,253
Household International, Inc.                          8,324           469,308
EMC Corp./Massachusetts*                              39,614           465,466
MBNA, Corp.                                           15,291           463,165
Bank of New York Co., Inc.                            13,204           462,141
Sprint Corp.-PCS Group*                               16,819           442,172
Lowe's Co.                                            13,806           436,960
HCA, Inc.                                              9,650           427,592
General Motors Corp.                                   9,849           422,522
Clear Channel Communications*                         10,548           419,283
Applied Materials, Inc.*                              14,595           415,082
First Data Corp.                                       7,032           409,684
Metlife, Inc.                                         13,459           399,732
United Technologies Corp.                              8,449           392,879
Honeywell International, Inc.                         14,525           383,460
Sprint Corp.-FON Group                                15,908           381,951
EL Paso Corp.                                          9,140           379,767
UnitedHealth Group, Inc.                               5,695           378,717
Phillips Petroleum Co.                                 6,804           367,008
Enron Corp.                                           13,391           364,637
Emerson Electric Co.                                   7,691           361,938
Safeway, Inc.*                                         9,085           360,856
Kroger Co.*                                           14,555           358,635
Lucent Technologies, Inc.                             61,135           350,304
Suntrust Banks, Inc.                                   5,245           349,317
Tenet Healthcare Corp.*                                5,820           347,163
Lockheed Martin Corp.                                  7,812           341,775
Alltel Corp.                                           5,619           325,621
National City Corp.                                   10,783           322,951
Nortel Networks Corp.                                 57,195           320,864
General Dynamics Corp.                                 3,611           318,924
Sysco Corp.                                           12,071           308,293
International Paper Co.                                8,675           301,890
Sara Lee Corp.                                        14,118           300,713
Waste Management, Inc.                                11,226           300,183
PNC Financial Services Group, Inc.                     5,186           296,899
Illinois Tool Works                                    5,480           296,523
The Southern Co.                                      12,299           294,930
Kohls Corp.*                                           6,018           288,864
Costco Wholesale Corp.*                                8,116           288,605
Gannett Co, Inc.                                       4,791           287,987
Charles Schwab Corp.                                  24,878           286,097
Conoco, Inc.                                          11,212           284,112
Mellon Financial Corp.                                 8,567           276,971
Caterpillar, Inc.                                      6,162           276,058
State Street Corp.                                     5,857           266,493
Computer Associates International, Inc.               10,343           266,229
H.J. Heinz Co.                                         6,301           265,587
BB&T Corp.                                             7,286           265,575
Dominion Resources, Inc./Va                            4,442           263,633
Exelon Corp.                                           5,776           257,610
Aflac, Inc.                                            9,440           254,880
Williams Co, Inc.                                      9,232           252,034
Compaq Computer Corp.                                 30,317           251,934
Lehman Brothers Holdings, Inc.                         4,423           251,448
Hartford Financial Services                            4,257           250,056
American Electric Power                                5,782           249,956
USA Education, Inc.                                    2,924           242,429
CVS Corp.                                              7,062           234,458
General Mills, Inc.                                    5,126           233,233
Albertson's, Inc.                                      7,273           231,863
Carnival Corp.                                        10,495           231,100
Forest Laboratories, Inc.*                             3,185           229,766
Nike, Inc.                                             4,907           229,697
Chubb Corp.                                            3,179           227,012
Cigna Corp.                                            2,687           222,887
John Hancock Financial Services                        5,553           221,842
Raytheon Co.                                           6,379           221,670
Cendant Corp.                                         17,291           221,325
Harley-Davidson, Inc                                   5,428           219,834
Kellogg Co.                                            7,286           218,580

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       66

                                                                  MARKET VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Conagra Foods, Inc.                                    9,677      $    217,249
Anadarko Petroleum Corp.                               4,512           216,937
Omnicom Group                                          3,328           215,987
TXU Corp.                                              4,611           213,581
Analog Devices, Inc.*                                  6,491           212,256
Guidant Corp.*                                         5,511           212,173
Northern Trust Corp.                                   4,029           211,442
Paychex, Inc.                                          6,701           211,149
Union Pacific Corp.                                    4,450           208,705
Wm. Wrigley Jr. Co.                                    4,053           207,919
Concord EFS, Inc.*                                     4,240           207,548
Maxim Integrated Products*                             5,893           205,901
Campbell Soup Co.                                      7,329           205,212
Sears, Roebuck and Co.                                 5,899           204,341
McGraw-Hill Co., Inc                                   3,505           203,991
Dynegy, Inc.                                           5,858           202,980
FedEx Corp.*                                           5,511           202,529
Southwest Airlines                                    13,635           202,343
Micron Technology, Inc.*                              10,702           201,519
AON Corp.                                              4,701           197,442
Avon Products                                          4,260           197,025
McKesson Corp.                                         5,157           194,883
Linear Technology Corp.                                5,752           188,666
Weyerhaeuser Co.                                       3,863           188,167
Burlington Northern Santa Fe Corp.                     7,032           188,106
Stryker Corp.                                          3,552           187,901
Keycorp                                                7,620           183,947
The Gap, Inc.                                         15,392           183,934
Ralston Purina Co.                                     5,563           182,466
Progressive Corp.-Ohio                                 1,335           178,757
Comerica, Inc.                                         3,202           177,391
Immunex Corp.*                                         9,488           176,951
Baker Hughes, Inc.                                     6,018           174,221
XCEL Energy, Inc.                                      6,175           173,826
Halliburton Co.                                        7,701           173,658
XL Capital Ltd                                         2,198           173,642
Capital One Financial Corp.                            3,742           172,244
Alcan, Inc.*                                           5,733           171,990
Best Buy Co., Inc.*                                    3,762           170,983
King Pharmaceuticals, Inc.*                            4,069           170,695
Becton Dickinson & Co.                                 4,580           169,460
Eastman Kodak Co.                                      5,206           169,351
Pitney Bowes, Inc.                                     4,430           169,226
Progress Energy, Inc.                                  3,933           169,081
FPL Group, Inc.                                        3,156           169,005
Masco Corp.                                            8,254           168,713
Tribune Co.                                            5,356           168,178
Golden West Financial Corp.                            2,870           166,747
Loews Corp.                                            3,584           165,868
TJX Co., Inc.                                          5,030           165,487
Franklin Resources, Inc.                               4,750           164,682
Occidental Petroleum Corp.                             6,649           161,837
Hershey Foods Corp.                                    2,471           161,529
Agilent Technologies, Inc.*                            8,217           160,642
Public Service Enterprise Group                        3,732           158,797
St. Paul Co.                                           3,850           158,697
Deere & Co.                                            4,215           158,526
Clorox Co.                                             4,281           158,397
Allergan, Inc.                                         2,389           158,391
Air Products & Chemicals, Inc.                         4,091           157,831
Lincoln National Corp.                                 3,369           157,096
May Department Stores Co.                              5,406           156,882
Consolidated Edison, Inc.                              3,852           156,853
SouthTrust Corp.                                       6,097           155,291
Northrop Grumman, Corp.                                1,534           154,934
Chiron Corp.*                                          3,409           151,462
Transocean Sedco Forex, Inc.                           5,706           150,638
Archer-Daniels-Midland Co.                            11,914           149,997
Biogen, Inc.*                                          2,685           149,232
USX-Marathon Group, Inc.                               5,539           148,168
Boston Scientific Corp.*                               7,207           147,744
Corning, Inc.                                         16,658           146,924
Marriott International, Inc.                           4,341           144,989
FirstEnergy Corp.                                      4,022           144,591
Synovus Financial Corp.                                5,207           143,713

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       67

                                                                  MARKET VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Unocal Corp.                                           4,413      $    143,422
Biomet, Inc.                                           4,858           142,097
Entergy Corp.                                          3,960           140,818
Xilinx, Inc.*                                          5,977           140,639
Reliant Energy, Inc.                                   5,343           140,628
PPG Industries, Inc.                                   3,069           140,407
JDS Uniphase Corp.*                                   21,810           137,839
Solectron Corp.*                                      11,725           136,596
Medimmune, Inc.*                                       3,817           136,000
Interpublic Group Co. Inc                              6,578           134,191
MBIA, Inc.                                             2,678           133,900
Intuit, Inc.*                                          3,737           133,784
Mirant Corp.*                                          6,105           133,699
IMS Health, Inc.                                       5,328           133,466
Bed Bath & Beyond, Inc.*                               5,181           131,908
Veritas Software Corp.*                                7,137           131,606
Family Dollar Stores                                   4,774           131,380
Rohm & Haas Co.                                        3,993           130,811
Burlington Resources, Inc.                             3,796           129,861
AmerisourceBergen Corp.*                               1,812           128,561
H&R Block, Inc.                                        3,324           128,173
DTE Energy Co.                                         2,960           127,428
MGIC Investment Corp.                                  1,940           126,760
Coca-Cola Enterprises                                  8,090           124,101
Wellpoint Health Networks*                             1,135           123,885
Barrick Gold Corp.                                     7,108           123,324
AES Corp.*                                             9,550           122,431
Calpine Corp.*                                         5,359           122,239
Cincinnati Financial Corp.                             2,928           121,863
Danaher Corp.                                          2,576           121,536
Jefferson-Pilot Corp.                                  2,731           121,475
Mattel, Inc.                                           7,736           121,146
Praxair, Inc.                                          2,875           120,750
CSX Corp.                                              3,830           120,645
Cintas Corp.                                           2,987           120,376
Amsouth Bancorp                                        6,649           120,147
Pepsi Bottling Group, Inc.                             2,583           118,999
Nextel Communications, Inc.*                          13,734           118,936
Systems                                               10,053           118,123
Regions Financial Corp.                                4,085           117,893
Georgia-Pacific Group                                  4,078           117,406
Healthsouth Corp.*                                     7,005           113,901
Altera Corp.*                                          6,943           113,726
Fiserv, Inc.*                                          3,319           113,510
New York Times Co.                                     2,859           111,587
Norfolk Southern Corp.                                 6,907           111,341
Dover Corp.                                            3,691           111,136
UnumProvident Corp.                                    4,380           110,595
Charter One Financial, Inc.                            3,894           109,889
Staples, Inc.*                                         8,190           109,091
Newell Rubbermaid, Inc.                                4,786           108,690
Siebel Systems, Inc.*                                  8,133           105,811
St. Jude Medical, Inc.*                                1,544           105,688
PG&E Corp.                                             6,947           105,595
Kla-Tencor Corp.*                                      3,329           105,131
AMBAC Financial Group, Inc.                            1,916           104,825
Moody's Corp.                                          2,828           104,637
Union Planters Corp.                                   2,437           104,548
J.C. Penney Co.                                        4,761           104,266
Autozone, Inc.*                                        2,009           104,187
Tricon Global Restaurants, Inc.*                       2,655           104,129
Providian Financial Corp.                              5,125           103,269
Lexmark International, Inc.*                           2,307           103,146
Adobe Systems, Inc.                                    4,296           103,018
Kinder Morgan, Inc.                                    2,082           102,455
Amerada Hess Corp.                                     1,608           102,108
Computer Sciences Corp.*                               3,059           101,467
Johnson Controls, Inc.                                 1,555           101,448
Watson Pharmaceuticals, Inc.*                          1,853           101,378
Starbucks Corp.*                                       6,821           101,224
Federated Department Stores*                           3,548           100,054
Molex, Inc.                                            3,506            98,554
Genuine Parts Co.                                      3,087            98,352
UST, Inc.                                              2,962            98,339
Apple Computer, Inc.*                                  6,266            97,186
Ingersoll-Rand Co.                                     2,872            97,073
Zimmer Holdings, Inc.*                                 3,489            96,820
Xerox Corp.                                           12,461            96,573

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       68

                                                                   MARKET VALUE
                                                     SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Apache Corp.                                           2,237      $     96,191
Ameren Corp.                                           2,496            95,846
Peoplesoft, Inc.*                                      5,278            95,215
Avery Dennison Corp.                                   2,007            94,951
Broadcom Corp.*                                        4,668            94,760
The Bear Stearns Co., Inc.                             1,884            94,219
Kerr-McGee Corp.                                       1,807            93,801
Countrywide Credit Ind., Inc.                          2,126            93,396
Applied Biosystems Group - Applera Corp.               3,820            93,209
Fortune Brands, Inc.                                   2,745            91,958
Zions Bancorp                                          1,711            91,813
Sempra Energy                                          3,709            91,799
Yahoo!, Inc.*                                         10,176            89,652
Torchmark Corp.                                        2,296            89,544
Willamette Industries                                  1,986            89,350
Cinergy Corp.                                          2,894            89,338
GPU, Inc.                                              2,142            86,451
NiSource, Inc.                                         3,689            85,991
Univision Communications, Inc.*                        3,741            85,856
PPL Corp.                                              2,631            85,771
CenturyTel, Inc.                                       2,555            85,592
Convergys Corp.*                                       3,067            85,109
Textron, Inc.                                          2,530            85,033
Ecolab, Inc.                                           2,306            83,777
Newmont Mining Corp.                                   3,509            82,812
Allegheny Energy Inc.                                  2,239            82,171
KeySpan Corp.                                          2,435            80,939
RadioShack Corp.                                       3,330            80,752
Devon Energy Corp.                                     2,328            80,083
Vulcan Materials Co.                                   1,835            79,272
Brown-Forman Corp.                                     1,252            79,101
Starwood Hotels & Resorts Worldwide, Inc.              3,564            78,408
Huntington Bancshares, Inc.                            4,507            78,016
Sanmina Corp.*                                         5,741            77,963
Edison International                                   5,849            76,973
Stilwell Financial, Inc.                               3,934            76,713
LSI Logic Corp.*                                       6,487            76,222
Eaton Corp.                                            1,277            75,611
Placer Dome, Inc.                                      5,880            75,205
Knight Ridder, Inc.                                    1,336            74,616
Aetna, Inc.-New                                        2,568            74,190
Novellus Systems, Inc.*                                2,557            73,028
Limited, Inc.                                          7,654            72,713
Dow Jones & Co., Inc.                                  1,600            72,688
Office Depot, Inc.*                                    5,341            72,638
Parker Hannifin Corp.                                  2,117            72,613
Tellabs, Inc.*                                         7,347            72,588
ITT Industries, Inc.                                   1,597            71,546
Constellation Energy Group, Inc.                       2,940            71,148
Safeco Corp.                                           2,322            70,426
Cooper Industries, Inc.                                1,695            70,292
Leggett & Platt, Inc.                                  3,567            69,556
Dollar General Corp.                                   5,935            69,439
National Semiconductor Corp.*                          3,114            68,664
Comverse Technology, Inc.*                             3,329            68,178
Paccar, Inc.                                           1,389            68,158
TRW, Inc.                                              2,256            67,274
Whirlpool Corp.                                        1,211            67,029
W.W. Grainger, Inc.                                    1,702            66,122
Citrix Systems, Inc.*                                  3,314            65,617
T Rowe Price Group, Inc.                               2,195            64,314
Sabre Holdings Corp.                                   2,388            63,855
Robert Half International, Inc.*                       3,147            62,971
Sherwin-Williams Co.                                   2,813            62,505
Teradyne, Inc.*                                        3,177            61,952
Jabil Circuit, Inc.*                                   3,432            61,433
Sigma-Aldrich                                          1,357            61,336
Pinnacle West Capital Corp.                            1,541            61,178
K Mart Corp.                                           8,747            61,142
Toys R US, Inc.*                                       3,548            61,132
EOG Resources, Inc.                                    2,081            60,203
CIENA Corp.*                                           5,795            59,631
Delta Air Lines, Inc.                                  2,236            58,919
Thermo Electron Corp.*                                 3,262            58,879
VF Corp.                                               2,009            58,803
Noble Drilling Corp.*                                  2,435            58,440
Tiffany & Co.                                          2,650            57,373
Stanley Works                                          1,567            57,274

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       69

                                                                  MARKET VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.*                          2,117      $     57,180
RR Donnelley & Sons Co.                                2,106            56,967
Nucor Corp.                                            1,418            56,294
Equifax, Inc.                                          2,564            56,152
Nabors Industries, Inc.*                               2,668            55,948
Darden Restaurants, Inc.                               2,120            55,650
Sealed Air Corp.*                                      1,523            55,574
BMC Software, Inc.*                                    4,373            55,537
Sunoco, Inc.                                           1,554            55,322
International Game Technology*                         1,299            55,207
Wendy's International, Inc.                            2,071            55,192
Compuware Corp.*                                       6,625            55,186
Fluor Corp. (New)                                      1,424            54,824
TMP Worldwide, Inc.*                                   1,911            54,253
Engelhard Corp.                                        2,307            53,292
Goodyear Tire & Rubber Co.                             2,860            52,710
Manor Care, Inc.*                                      1,862            52,322
AMR Corp./Del*                                         2,720            52,061
NCR Corp.*                                             1,755            52,036
Hilton Hotels Corp.                                    6,620            51,967
Scientific-Atlanta, Inc.                               2,919            51,228
Eastman Chemical Co.                                   1,391            50,493
Advanced Micro Devices*                                6,191            50,457
Avaya, Inc.*                                           5,094            50,431
Niagara Mohawk Holdings, Inc.*                         2,910            49,383
Mead Corp.                                             1,779            49,243
Unisys Corp.*                                          5,675            49,145
Ashland, Inc.                                          1,272            49,036
ADC Telecommunications, Inc.*                         13,984            48,804
Supervalu, Inc.                                        2,403            48,613
Rockwell International Corp.                           3,285            48,225
Citizens Communications Co.*                           5,123            48,157
International Flavors & Fragrances                     1,720            47,628
C.R. Bard, Inc.                                          924            47,504
PerkinElmer, Inc.                                      1,807            47,417
CMS Energy, Corp.                                      2,370            47,401
Westvaco Corp./NY                                      1,831            47,058
Rockwell Collins                                       3,285            46,648
Black & Decker Corp.                                   1,475            46,021
Allied Waste Industries, Inc.*                         3,573            45,557
Circuit City Stores-Circuit                            3,717            44,605
Millipore Corp.                                          837            44,312
Conseco Inc.                                           6,063            44,018
Homestake Mining Co.                                   4,728            43,971
Hasbro, Inc.                                           3,134            43,877
Deluxe Corp.                                           1,270            43,867
Pall Corp.                                             2,239            43,550
Symbol Technologies, Inc.                              4,067            42,664
Temple-Inland, Inc.                                      894            42,457
Dana Corp.                                             2,689            41,949
Pactiv Corp.*                                          2,865            41,515
American Power Conversion*                             3,541            41,360
Inco Ltd.*                                             3,303            40,991
Network Appliance, Inc.*                               5,844            39,740
Phelps Dodge Corp.                                     1,430            39,326
Alberto-Culver Co.                                     1,011            39,319
Bemis Co.                                                971            38,695
Applied Micro Circuits Corp.*                          5,357            37,446
Humana, Inc.*                                          3,073            37,061
Conexant Systems, Inc.*                                4,435            36,811
Centex Corp.                                           1,072            36,159
Goodrich Corp.                                         1,844            35,922
Liz Claiborne, Inc.                                      941            35,477
Nordstrom, Inc.                                        2,403            34,724
Maytag Corp.                                           1,404            34,595
Nicor, Inc.                                              827            32,047
Gateway, Inc.*                                         5,799            31,606
QLogic Corp.*                                          1,661            31,560
Pulte Homes, Inc.                                      1,025            31,417
Ball Corp.                                               521            31,209
Autodesk, Inc                                            968            31,035
Boise Cascade Corp.                                    1,042            30,740
Quintiles Transnational Corp.*                         2,091            30,529
Navistar International Corp.*                          1,075            30,370
Visteon Corp.                                          2,377            30,308

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.


                                       70

                                                                  MARKET VALUE
                                                 FACE AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
Tektronix, Inc.                                        1,726      $     30,189
Adolph Coors                                             666            29,971
Meredith Corp.                                           914            29,368
Winn-Dixie Stores, Inc.                                2,528            28,946
Global Crossing Ltd.*                                 15,913            28,644
Freeport-McMoran Copper & Gold, Inc.*                  2,581            28,366
Mercury Interactive Corp.*                             1,462            27,837
Bausch & Lomb, Inc.                                      967            27,367
FMC Corp.*                                               550            26,945
Andrew Corp.*                                          1,474            26,798
Brunswick Corp.                                        1,587            26,139
Peoples Energy Corp.                                     644            25,606
Vitesse Semiconductor Corp.*                           3,248            25,173
Cummins, Inc.                                            756            24,949
Parametric Technology Corp.*                           4,741            24,607
Crane Co.                                              1,103            24,179
Novell, Inc.*                                          6,477            23,707
Snap-On, Inc.                                          1,059            23,648
USX-U.S. Steel Group, Inc.                             1,618            22,621
KB Home                                                  771            21,905
Ryder System, Inc.                                     1,084            21,670
Reebok International Ltd.*                             1,033            21,384
Rowan Companies Inc.*                                  1,717            21,257
Tupperware Corp.                                       1,046            20,858
Great Lakes Chemical Corp.                               911            20,134
Dillard's, Inc./AR                                     1,527            20,112
Allegheny Technologies, Inc.                           1,462            19,489
Cooper Tire & Rubber                                   1,320            18,797
Thomas & Betts Corp.                                   1,059            18,512
Worthington Industries                                 1,560            17,551
Big Lots, Inc.                                         2,015            16,705
Hercules, Inc.                                         1,949            16,080
American Greetings                                     1,159            15,346
National Service Industries, Inc.                        739            15,261
Palm, Inc.*                                           10,181            14,865
Louisiana-Pacific Corp.                                1,891            12,293
McDermott International, Inc.                          1,097             9,051
Power-One, Inc.*                                       1,425             8,764
Sapient Corp.*                                         2,195             8,451
PMC - Sierra, Inc.*                                      788             8,187
US Airways Group, Inc.*                                1,218             5,664
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $138,357,390)                                               $169,435,793
                                                                  ------------

                                   FACE AMOUNT
                                   -----------
FEDERAL AGENCY DISCOUNT NOTES 2.2%
Freddie Mac 3.32% 01/03/02                      $  5,000,000         4,956,656
                                                                  ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $4,956,656)                                                 $  4,956,656
                                                                  ------------
                                    CONTRACTS
                                    ----------
OPTIONS PURCHASED 4.0%
Call Options on:
December 2001 S&P 500 Futures Contracts,Expiring
  December 2001, with strike 1550                         71         8,759,625
Put Options on:
October 2001 S&P 500 Futures Contracts, Expiring
  October2001, with strike 1400                          805                --
October 2001 S&P 500 Futures Contracts, Expiring
  October 2001, with  strike 1500                        180                --
                                                                  ------------
TOTAL OPTIONS PURCHASED
  (Cost $8,281,405)                                               $  8,759,625
                                                                  ------------

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                                                  FACE AMOUNT          MARKET VALUE
                                                                                           (NOTE 1)
===================================================================================================
REPURCHASE AGREEMENTS 17.0%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 4):
 3.15% due 10/01/01                                               $20,980,855        $   20,980,855
 3.18% due 10/01/01                                                10,490,427            10,490,427
 3.20% due 10/01/01                                                 5,921,299             5,921,299
                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $37,392,581)                                                                       37,392,581
                                                                                     --------------
TOTAL INVESTMENTS 100%
(Cost $188,988,032)                                                                  $  220,544,655
                                                                                     ==============
===================================================================================================
                                                                                   UNREALIZED LOSS
                                                                    CONTRACTS              (NOTE 1)
----------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2001 S&P 500 Futures Contracts
(Underlying Face Amount at Market Value $170,204,600)                     652        $   (6,543,575)
                                                                                     ==============

See Notes to Financial Statements.

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMEBER 30, 2001

                                                                            MARKET VALUE
                                                           FACE AMOUNT          (NOTE 1)
---------------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 80.5%
FANNIE MAE
  3.44% 10/05/01                                          $25,000,000       $24,990,445
Federal Farm Credit Banks
  2.72% 10/01/01                                           25,000,000        25,000,000
Federal Farm Credit Banks
  2.75% 10/09/01                                           25,000,000        24,984,722
Federal Farm Credit Banks
  2.55% 10/11/01                                           25,000,000        24,982,292
Federal Home Loan Banks
  3.35% 11/23/01                                           25,000,000        24,876,701
Freddie Mac
  3.37% 10/15/01                                           25,000,000        24,967,236
Freddie Mac
  2.40% 11/09/01                                           25,000,000        24,935,000
Freddie Mac
  3.32% 11/21/01                                           25,000,000        24,882,417
Freddie Mac
  3.32% 01/03/02                                           10,000,000         9,913,311
                                                                            -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
 (Cost $209,532,124)                                                        209,532,124
                                                                            -----------
                                                                      MARKET
                                                                       VALUE
                                                     CONTRACTS      (NOTE 1)
                                                     ---------    ----------
OPTIONS PURCHASED 3.4%
Put Options on:
December 2001 S&P 500  Futures Contracts,
 Expiring December 2001, with strike 1400                98        8,709,750
Call Options on:
October 2001 S&P 500 Futures Contracts,
 Expiring October 2001, with strike 1400                115               --
October 2001 S&P 500  Futures Contracts,
 Expiring October 2001, with strike 1500                945       $       --
December 2001 S&P 500  Futures Contracts,
 Expiring December 2001, with strike 1450               701            8,762
                                                                  ----------
TOTAL OPTIONS PURCHASED
 (Cost $8,887,225)                                                 8,718,512
                                                                  ----------
                                   FACE AMOUNT
                                   -----------
REPURCHASE AGREEMENTS 16.1%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 4):
 3.15%  due 10/01/01                 $23,492,730                 23,492,730
 3.18%  due 10/01/01                  11,746,365                 11,746,365
 3.20%  due 10/01/01                   6,630,210                  6,630,210
                                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $41,869,305)                                              41,869,305
                                                               ------------
TOTAL INVESTMENTS 100%
  (Cost $260,288,654)                                          $260,119,941
                                                               ============
=====================================================================================
                                                                      UNREALIZED LOSS
                                                           CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2001 S&P 500 Futures Contracts
 (Underlying Face Amount at Market Value $234,161,850)        897      $ (1,696,216)
                                                                       ============

See Notes to Financial Statements.

ARKTOS MASTER FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMEBER 30, 2001

                                                                                MARKET VALUE
                                                             FACE AMOUNT             (NOTE 1)
============================================================================================
FEDERAL AGENCY DISCOUNT NOTES 64.5%
Federal Farm Credit Banks 2.72% 10/01/01                     25,000,000          $25,000,000
Federal Home Loan Bank 2.58% 10/19/01                        20,000,000           19,974,200
                                                                                 -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
 (Cost $44,974,200)                                                               44,974,200
                                                                                 -----------
                                                              CONTRACTS
                                                              ---------
OPTIONS PURCHASED 0.0%
Call Options on:
October 2001 NASDAQ 100 Futures Contracts, Expiring
 October 2001 with strike 2100                                      550
October 2001 NASDAQ 100 Futures Contracts, Expiring
 October 2001 with strike 2300                                      650                   --
                                                                                ------------
TOTAL OPTIONS PURCHASED
 (Cost $5,240)                                                                            --
                                                                                ------------

                                                            FACE AMOUNT
                                                            -----------
REPURCHASE AGREEMENTS 35.5%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations (Note 4):
  3.15% due 10/01/01                                        $13,902,841           13,902,841
  3.18% due 10/01/01                                          6,951,421            6,951,421
  3.20% due 10/01/01                                          3,923,714            3,923,714
                                                                                ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $24,777,976)                                                               24,777,976
                                                                                ------------
TOTAL INVESTMENTS 100%
 (Cost $69,757,416)                                                              $69,752,176
                                                                                ============
============================================================================================
                                                                             UNREALIZED GAIN
                                                                                      (LOSS)
                                                              CONTRACTS              (NOTE 1)
--------------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT

December 2001 NASDAQ 100 Futures Contracts
 (Underlying Face Amount at Market Value $5,400,400)                 46          $(2,369,602)
                                                                                ============
EQUITY INDEX SWAP AGREEMENTS
October 2001 NASDAQ 100 Share Index Swap, Maturing 10/01/01*
 (Total Notional Market Value $89,250,663)                       76,389          $ 2,588,922
                                                                                ============

* PRICE RETURN BASED ON NASDAQ 100 SHARE INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMEBER 30, 2001

                                                                                MARKET VALUE
                                                            FACE AMOUNT             (NOTE 1)
============================================================================================
FEDERAL AGENCY DISCOUNT NOTES 52.1%

Federal Home Loan Bank 2.83% due 10/01/01                $   10,000,000       $   10,000,000
Federal Home Loan Bank 2.75% due 10/01/01                     2,000,000            2,000,000
Federal Home Loan Bank 2.70% due 10/10/01                     5,000,000            4,996,625
                                                                              --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $16,996,625)                                                              16,996,625
                                                                              --------------
                                                              CONTRACTS
                                                              ---------
OPTIONS PURCHASED 2.2%
Call Options on:
December 2001 U.S. Tresury Bond Futures Contracts,
  Expiring December 2001 with strike 1100                           246               80,718
Put Options on:
December 2001 U.S. Treasury Bond Futures Contracts,
  Expiring December 2001, with strike 1100                          130              621,563
                                                                              --------------
TOTAL OPTIONS PURCHASED
  (Cost $913,737)                                                                    702,281
                                                                              --------------
                                                            FACE AMOUNT
                                                            -----------
REPURCHASE AGREEMENTS 45.7%
Repurchase Agreements
  Collateralized by U.S. Treasury Obligations (Note 4):
  3.20% due 10/01/01                                       $  2,364,076            2,364,076
  3.18% due 10/01/01                                          4,188,298            4,188,298
  3.15% due 10/01/01                                          8,376,596            8,376,596
                                                                              --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,928,970)                                                              14,928,970
                                                                              --------------
TOTAL INVESTMENTS 100%
  (Cost $32,839,332)                                                          $   32,627,876
                                                                              ==============
============================================================================================
                                                                             UNREALIZED LOSS
                                                             CONTRACTS               (NOTE 1)
--------------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2001 U.S. Treasury Bond Futures Contracts
  (Underlying Face Amount at Market Value $27,081,375)              257       $     (355,928)
                                                                              ==============

See Notes to Financial Statements.

This page intentionally left blank.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                NOVA MASTER
                                                                  PORTFOLIO
                                                          -----------------
ASSETS
Securities at Value* (Note 1) - Accompanying Schedules    $     220,544,655
Receivable for Futures Contracts Settlement                       3,081,262
Receivable for Equity Index Swaps Settlement                             --
Urealized Gain for Equity Swaps Settlement                               --
Investment Income Receivable                                        180,325
Cash on Deposit with Broker (Note 1)                              2,929,881
Receivable for Shares Purchased                                  13,443,222
                                                          -----------------
  TOTAL ASSETS                                                  240,179,345
                                                          -----------------
LIABILITIES
Payable for Securities Purchased (Note 1)                            25,640
Payable for Futures Contracts Settlement                                 --
Payable to Broker                                                        --
Liability for Shares Redeemed                                            --
Dividends Payable                                                   132,480
Investment Advisory Fee Payable (Note 5)                            118,191
Accrued Custody Fees                                                 36,643
Other Liabilities                                                    10,895
                                                          -----------------
  TOTAL LIABILITIES                                                 323,849
                                                          -----------------
NET ASSETS (NOTE 10)                                      $     239,855,496
                                                          =================
Shares Outstanding                                                6,064,716
Net Asset Value Per Share                                 $           39.55


                                       77

                                                              SEPTEMBER 30, 2001

                                                                URSA MASTER           ARKTOS MASTER             JUNO MASTER
                                                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                          -----------------       -----------------       -----------------
ASSETS
Securities at Value* (Note 1) - Accompanying Schedules    $     260,119,941       $      69,752,176       $      32,627,876
Receivable for Futures Contracts Settlement                              --                      --                      --
Receivable for Equity Index Swaps Settlement                             --                 933,707                      --
Urealized Gain for Equity Swaps Settlement                               --               2,588,922                      --
Investment Income Receivable                                         11,048                   6,538                   3,939
Cash on Deposit with Broker (Note 1)                              8,888,284              19,774,414                      --
Receivable for Shares Purchased                                          --              10,198,722               1,229,727
                                                          -----------------       -----------------       -----------------
  TOTAL ASSETS                                                  269,019,273             103,254,479              33,861,542
                                                          -----------------       -----------------       -----------------
LIABILITIES
Payable for Securities Purchased (Note 1)                             8,932                     425                      --
Payable for Futures Contracts Settlement                          5,191,631                 148,077                  15,428
Payable to Broker                                                        --                 176,003                 327,432
Liability for Shares Redeemed                                     4,575,957                      --                      --
Dividends Payable                                                   387,931                      --                  29,801
Investment Advisory Fee Payable (Note 5)                            170,196                  63,794                  14,907
Accrued Custody Fees                                                     --                      --                      --
Other Liabilities                                                    49,931                  11,501                     214
                                                          -----------------       -----------------       -----------------
  TOTAL LIABILITIES                                              10,384,578                 399,800                 387,782
                                                          -----------------       -----------------       -----------------
NET ASSETS (NOTE 10)                                      $     258,634,695       $     102,854,679       $      33,473,760
                                                          =================       =================       =================
Shares Outstanding                                                3,595,574                 910,168                 766,793
Net Asset Value Per Share                                 $           71.93       $          113.01       $           43.65

* THE COST OF SECURITIES AT VALUE IS $188,988,032, $260,288,654, $69,757,416,
  AND $32,839,332, RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                       NOVA MASTER
                                                                        PORTFOLIO*
                                                                  ----------------
INVESTMENT INCOME
   Interest (Note 1)                                              $        805,604
   Dividends, net of foreign tax withheld (Note 1)**                     1,674,545
   Other Income                                                              4,387
                                                                  ----------------
     Total Income                                                        2,484,536
                                                                  ----------------
EXPENSES
   Advisory Fees (Note 5)                                                1,138,775
   Transfer Agent Fees (Note 5)                                            298,005
   Audit and Outside Services (Note 1)                                      85,557
   Accounting Fees (Note 5)                                                 46,923
   Registration Fees (Note 1)                                              124,134
   Custodian Fees (Note 1)                                                  88,941
   Distribution Fees (Note 5)                                               33,551
   Servicing Fees (Note 5)                                                  33,521
   Miscellaneous (Note 1)                                                 (438,638)
                                                                  ----------------
     Total Expenses                                                      1,410,769
                                                                  ----------------
Net Investment Income                                                    1,073,767
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                                (2,984,920)
   Equity Index Swaps                                                           --
   Futures Contracts                                                   (20,893,884)
   Securities Sold Short                                                        --
                                                                  ----------------
     Total Net Realized Gain (Loss)                                    (23,878,804)
                                                                  ----------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (21,776,360)
   Equity Index Swaps                                                           --
   Futures Contracts                                                      (393,849)
   Securities Sold Short                                                        --
                                                                  ----------------
     Net Change in Unrealized
     Appreciation (Depreciation)                                       (22,170,209)
                                                                  ----------------
     Net Gain (Loss) on Investments                                    (46,049,013)
                                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $    (44,975,246)
                                                                  ================


                                       79

                                                PERIOD ENDED SEPTEMBER 30, 2001

                                                                     URSA MASTER        ARKTOS MASTER      JUNO MASTER
                                                                       PORTFOLIO            PORTFOLIO        PORTFOLIO
                                                                 ---------------     ----------------    -------------
INVESTMENT INCOME
   Interest (Note 1)                                             $    4,219,581      $      1,318,216    $     218,398
   Dividends, net of foreign tax withheld (Note 1)**                         --
   Other Income                                                            (115)               (4,041)              --
                                                                 --------------      ----------------    -------------
     Total Income                                                     4,219,466             1,314,175          218,398
                                                                 --------------      ----------------    -------------
EXPENSES
   Advisory Fees (Note 5)                                             1,014,037               325,447           54,524
   Transfer Agent Fees (Note 5)                                              --                    --               --
   Audit and Outside Services (Note 1)                                       --                    --               --
   Accounting Fees (Note 5)                                                  --                    --               --
   Registration Fees (Note 1)                                                --                    --               --
   Custodian Fees (Note 1)                                               33,639                10,769              410
   Distribution Fees (Note 5)                                                --                    --               --
   Servicing Fees (Note 5)                                                   --                    --               --
   Miscellaneous (Note 1)                                                (4,341)               (1,448)            (131)
                                                                 --------------      ----------------    -------------
     Total Expenses                                                   1,043,335               334,768           54,803
                                                                 --------------      ----------------    -------------
Net Investment Income                                                 3,176,131               979,407          163,595
                                                                 --------------      ----------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                              3,977,601               (14,660)        (141,684)
   Equity Index Swaps                                                        --            18,546,206               --
   Futures Contracts                                                 28,157,066             4,187,260          (22,013)
   Securities Sold Short                                                     --            44,735,430               --
                                                                 --------------      ----------------    -------------
     Total Net Realized Gain (Loss)                                  32,134,667            67,454,236         (163,697)
                                                                 --------------      ----------------    -------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (795,867)                3,220         (169,912)
   Equity Index Swaps                                                        --            (1,144,733)              --
   Futures Contracts                                                (10,262,298)           (2,807,018)        (497,775)
   Securities Sold Short                                                     --           (49,179,022)              --
                                                                 --------------      ----------------    -------------
     Net Change in Unrealized
     Appreciation (Depreciation)                                    (11,058,165)          (53,127,553)        (667,687)
                                                                 --------------      ----------------    -------------
     Net Gain (Loss) on Investments                                  21,076,502            14,326,683         (831,384)
                                                                 --------------      ----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $   24,252,633      $     15,306,090    $    (667,789)
                                                                 ==============      ================    =============

 * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001-NOVA MASTER PORTFOLIO. ** NET OF FOREIGN TAX WITHHELD OF $14,156, $0, $0, AND $0, RESPECTIVELY.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                      NOVA MASTER PORTFOLIO
                                                                      ---------------------
                                                                                   PERIOD
                                                                                    ENDED
                                                                            SEPTEMBER 30,
                                                                                    2001*
                                                                          ----------------
FROM OPERATIONS
   Net Investment Income                                                  $     1,073,767
   Net Realized Gain (Loss) on Investments                                    (23,878,804)
   Net Change in Unrealized Appreciation (Depreciation) of Investments        (22,170,209)
                                                                          ----------------
   Net Increase (Decrease) in Net Assets from Operations                      (44,975,246)
                                                                          ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income (Note 1)                                         (1,166,980)
   From Realized Gains on Investments (Note 1)                                         --
                                                                          ----------------
Total Distributions to Shareholders                                            (1,166,980)
                                                                          ----------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased                                       1,710,493,498
   Net Value of Shares Purchased through Dividend Reinvestment                    296,586
   Net Cost of Shares Redeemed                                             (1,424,792,362)
                                                                          ----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                            285,997,722
                                                                          ----------------
   Net Increase (Decrease) in Net Assets                                      239,855,496
NET ASSETS--BEGINNING OF PERIOD                                                        --
                                                                          ----------------
NET ASSETS--END OF PERIOD                                                 $   239,855,496
                                                                          ================
TRANSACTIONS IN SHARES
   Shares Purchased                                                            11,084,265
   Shares Purchased through Reinvestment                                            6,563
                                                                          ----------------
   Total Purchased                                                             11,090,828
   Shares Redeemed                                                             (5,026,112)
                                                                          ----------------
   Net Shares Purchased                                                         6,064,716
                                                                          ================


                                       81

                                                                             URSA MASTER PORTFOLIO
                                                                             ---------------------
                                                                                PERIOD             YEAR
                                                                                 ENDED            ENDED
                                                                         SEPTEMBER 30,        MARCH 31,
                                                                                  2001            2001*
                                                                        --------------  ---------------
FROM OPERATIONS
   Net Investment Income                                                $    3,176,131  $    14,218,622
   Net Realized Gain (Loss) on Investments                                  32,134,667       40,000,075
   Net Change in Unrealized Appreciation (Depreciation) of Investments     (11,058,165)      30,512,740
                                                                        --------------  ---------------
   Net Increase (Decrease) in Net Assets from Operations                    24,252,633       84,731,437
                                                                        --------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income (Note 1)                                      (3,176,131)     (14,218,622)
   From Realized Gains on Investments (Note 1)                                      --               --
                                                                        --------------  ---------------
Total Distributions to Shareholders                                         (3,176,131)     (14,218,622)
                                                                        --------------  ---------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased                                      358,852,035    2,148,948,810
   Net Value of Shares Purchased through Dividend Reinvestment               3,708,761       13,298,061
   Net Cost of Shares Redeemed                                            (350,043,073)  (2,007,719,216)
                                                                        --------------  ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                          12,517,723      154,527,655
                                                                        --------------  ---------------
   Net Increase (Decrease) in Net Assets                                    33,594,225      225,040,470
NET ASSETS--BEGINNING OF PERIOD                                            225,040,470               --
                                                                        --------------  ---------------
NET ASSETS--END OF PERIOD                                               $  258,634,695  $   225,040,470
                                                                        ==============  ===============
TRANSACTIONS IN SHARES
   Shares Purchased                                                          5,584,871       40,359,737
   Shares Purchased through Reinvestment                                        59,136          248,585
                                                                        --------------  ---------------
   Total Purchased                                                           5,644,007       40,608,322
   Shares Redeemed                                                          (5,500,578)     (37,156,177)
                                                                        --------------  ---------------
   Net Shares Purchased                                                        143,429        3,452,145
                                                                        ==============  ===============

                                                                              ARKTOS MASTER PORTFOLIO        JUNO MASTER PORTFOLIO
                                                                        ------------------------------  --------------------------
                                                                                PERIOD            YEAR         PERIOD         YEAR
                                                                                 ENDED           ENDED          ENDED        ENDED
                                                                         SEPTEMBER 30,       MARCH 31,  SEPTEMBER 30,    MARCH 31,
                                                                                  2001           2001*           2001        2001*
                                                                        --------------  --------------- -------------  ------------
FROM OPERATIONS
   Net Investment Income                                                $     979,407   $     6,805,521  $    163,595  $    465,258
   Net Realized Gain (Loss) on Investments                                 67,454,236         6,713,744      (163,697)     (881,384)
   Net Change in Unrealized Appreciation (Depreciation) of Investments    (53,127,553)       46,661,280      (667,687)      462,295
                                                                        -------------   ---------------  ------------  ------------
   Net Increase (Decrease) in Net Assets from Operations                   15,306,090        60,180,545      (667,789)       46,169
                                                                        -------------   ---------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income (Note 1)                                     (3,110,806)       (6,805,521)     (163,595)     (465,258)
   From Realized Gains on Investments (Note 1)                                     --                --            --            --
                                                                        -------------   ---------------  ------------  ------------
Total Distributions to Shareholders                                        (3,110,806)       (6,805,521)     (163,595)     (465,258)
                                                                        -------------   ---------------  ------------  ------------
SHARE TRANSACTIONS
   Net Proceeds from Shares Purchased                                     181,824,724     1,137,331,401    62,745,223   103,070,820
   Net Value of Shares Purchased through Dividend Reinvestment              3,261,341         6,654,988       162,890       436,162
   Net Cost of Shares Redeemed                                           (173,345,739)   (1,118,442,344)  (41,020,177)  (90,670,685)
                                                                        -------------   ---------------  ------------  ------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                         11,740,326        25,544,045    21,887,936    12,836,297
                                                                        -------------   ---------------  ------------  ------------
   Net Increase (Decrease) in Net Assets                                   23,935,610        78,919,069    21,056,552    12,417,208
NET ASSETS--BEGINNING OF PERIOD                                            78,919,069                --    12,417,208            --
                                                                        -------------   ---------------  ------------  ------------
NET ASSETS--END OF PERIOD                                               $ 102,854,679   $    78,919,069  $ 33,473,760  $ 12,417,208
                                                                        =============   ===============  ============  ============
TRANSACTIONS IN SHARES
   Shares Purchased                                                         2,144,927        20,230,925     1,386,008     2,137,987
   Shares Purchased through Reinvestment                                       35,768           117,418         3,555         8,977
                                                                        -------------   ---------------  ------------  ------------
   Total Purchased                                                          2,180,695        20,348,343     1,389,563     2,146,964
   Shares Redeemed                                                         (2,088,608)      (19,530,262)     (896,354)   (1,873,380)
                                                                        -------------   ---------------  ------------  ------------
   Net Shares Purchased                                                        92,087           818,081       493,209       273,584
                                                                        =============   ===============  ============  ============

   * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001-NOVA MASTER PORTFOLIO; APRIL 1, 2000-URSA MASTER PORTFOLIO, ARKTOS MASTER PORTFOLIO, AND JUNO MASTER PORTFOLIO.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                       NOVA MASTER
                                        PORTFOLIO         URSA MASTER PORTFOLIO
                                     -------------    ------------------------------
                                            PERIOD           PERIOD           YEAR
                                             ENDED            ENDED          ENDED
                                     SEPTEMBER 30,    SEPTEMBER 30,      MARCH 31,
                                             2001*             2001          2001*
                                     -------------    -------------      ---------
RATIOS TO AVERAGE NET ASSETS
Gross Expenses                               1.18%**           0.92%**        0.95%
Net Expenses                                 1.18%**           0.92%**        0.95%
Net Investment Income                        0.90%**           2.80%**        5.11%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                    172%               --             --
Net Assets, End of  Year (000's omitted) $ 239,855        $ 258,635      $ 225,040


                                       83

                                           ARKTOS MASTER PORTFOLIO       JUNO MASTER PORTFOLIO
                                         ---------------------------  ---------------------------
                                                PERIOD          YEAR         PERIOD          YEAR
                                                 ENDED         ENDED          ENDED         ENDED
                                         SEPTEMBER 30,     MARCH 31,  SEPTEMBER 30,     MARCH 31,
                                                 2001          2001*           2001         2001*
                                         -------------     ---------  -------------     ---------
RATIOS TO AVERAGE NET ASSETS                     0.92%**        0.96%          0.90%**       0.94%
Gross Expenses                                   0.92%**        0.95%          0.90%**       0.94%
Net Expenses                                     2.69%**        6.58%          2.69%**       5.04%
Net Investment Income

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                         --          1,788%            --            --
Net Assets, End of  Year (000's omitted)    $ 102,855       $ 78,919       $ 33,474      $ 12,417

   *SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001-NOVA MASTER PORTFOLIO;
    APRIL 1, 2000-URSA MASTER PORTFOLIO, ARKTOS MASTER PORTFOLIO, AND JUNO MASTER PORTFOLIO.
  **ANNUALIZED
 ***PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE JUNO MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers four separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, and C Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At September 30, the Trust consisted of thirty-two separate series: fourteen benchmark funds; one money market fund; and seventeen sector funds. This report covers the fourteen benchmark funds and the money market fund (the "Funds"), while the Sector Funds are contained in a separate report.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997 reflect nine months of activity.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining benchmark funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Cash on deposit with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

In conjunction with the use of options, futures, and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3. MASTER-FEEDER ARRANGEMENT

Effective after the close of business on July 31, 2001, the Nova Fund, Investor, Advisor, and C Class shares, was reorganized into a "master-feeder arrangement." Therefore, as of September 30, 2001, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund were operating under the "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio, owned by the Nova Fund, Ursa Fund, Arktos Fund, and Juno Fund, respectively, at September 30, 2001, was 100 percent.

4. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of September 30, 2001 are as follows:

COUNTERPARTY                                    TERMS OF AGREEMENT     FACE VALUE     MARKET VALUE
------------                                    ------------------     ----------     ------------
Fuji Securities, Inc.                           3.15% due 10/1/01      160,000,000    $160,000,000
Salomon Smith Barney, Inc.                      3.15% due 10/1/01      160,000,000     160,000,000
PaineWebber, Inc.                               3.18% due 10/1/01      160,000,000     160,000,000
Lehman Brothers, Inc.                           3.20% due 10/1/01       90,311,654      90,311,654
                                                                                      ------------
                                                                                      $570,311,654
                                                                                      ============

As of September 30, 2001, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                   RANGE OF RATES          PAR VALUE     MARKET VALUE
-------------                                   --------------          ---------     ------------
U.S. Treasury Notes                             6.125%-10.625%        $304,295,000    $366,333,299
U.S. Treasury Bonds                              6.000%-7.875%         144,003,000     157,605,977
U.S. Treasury Bills                                                     60,900,000      60,464,200
                                                                                      ------------
                                                                                      $584,403,476
                                                                                      ============

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; three-quarters of one percent (0.75%) of the average daily net assets of the OTC Fund and the Nova Master Portfolio; and nine-tenths of one percent (0.90%) of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to H Class shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

6. SECURITIES TRANSACTIONS

During the year ended September 30, 2001, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                               NOVA         URSA                    ARKTOS
                             MASTER       MASTER           OTC      MASTER
                          PORTFOLIO    PORTFOLIO          FUND   PORTFOLIO
                       ------------    ---------  ------------   ---------
Purchases              $433,037,378    $      --  $501,404,561   $      --
Sales                  $477,176,778    $      --  $613,149,035   $      --

                                                          U.S.        JUNO
                             MEDIUS       MEKROS    GOVERNMENT      MASTER
                               FUND         FUND     BOND FUND   PORTFOLIO
                             ------  -----------  ------------   ---------
Purchases                    $   --  $54,377,871  $145,319,707   $      --
Sales                        $   --  $45,693,578  $201,910,496   $      --

                                                          U.S.
                          LARGE-CAP    LARGE-CAP    GOVERNMENT
                             EUROPE        JAPAN         MONEY
                               FUND         FUND   MARKET FUND
                          ---------    ---------   -----------
Purchases                    $   --    $      --         $  --
Sales                        $   --    $      --         $  --

7. NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30, 2001 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                            NOVA             URSA                             ARKTOS
                                          MASTER           MASTER              OTC            MASTER
                                            FUND        PORTFOLIO             FUND         PORTFOLIO
                                    ------------      -----------   --------------      ------------

Gross Unrealized Appreciation       $ 33,703,672     $         --  $            --      $          --
Gross Unrealized (Depreciation)       (5,791,564)        (168,713)    (476,393,266)       (21,183,749)
                                    ------------     ------------  ---------------      ------------

Net Unrealized Appreciation
   (Depreciation)                   $ 27,912,108     $   (168,713) $  (476,393,266)     $ (21,183,749)
                                    ============     ============  ===============      ============

Cost of Investments for Federal
   Income Tax Purposes              $192,632,547     $260,288,654  $ 1,193,771,749      $  90,935,925
                                    ============     ============= ===============      ============

                                                                                U.S.                 JUNO
                                          MEDIUS           MEKROS         GOVERNMENT               MASTER
                                       PORTFOLIO             FUND          BOND FUND            PORTFOLIO
                                    ------------     -------------    ----------------     --------------
Gross Unrealized Appreciation       $         --     $         --     $            --      $       7,781
Gross Unrealized (Depreciation)               --       (1,146,756)         (2,602,739)          (219,237)
                                    ------------     -------------    ----------------      -------------

Net Unrealized Appreciation
   (Depreciation)                   $         --     $ (1,146,756)    $    (2,602,739)     $    (211,456)
                                    ============     =============     ===============      =============

Cost of Investments for Federal
   Income Tax Purposes              $         --     $ 11,384,544     $    18,364,797      $  32,839,332
                                    ============     =============    ================     ==============

                                                                              U.S.
                                       LARGE-CAP        LARGE-CAP       GOVERNMENT
                                          EUROPE            JAPAN            MONEY
                                            FUND             FUND      MARKET FUND
                                    ------------     ------------  ---------------
Gross Unrealized Appreciation       $         --     $         --  $            --
Gross Unrealized (Depreciation)               --               --               --
                                    ------------     ------------  ---------------
Net Unrealized Appreciation
   (Depreciation)                   $         --     $         --  $            --
                                    ============     ============  ===============

Cost of Investments for Federal
   Income Tax Purposes              $         --      $        --  $ 1,536,564,810
                                    ============      ===========  ===============

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended September 30, 2001 were: (Unaudited)

INVESTOR CLASS:

                                            NOVA             URSA              OTC            ARKTOS
                                            FUND             FUND             FUND              FUND
                                     -----------      -----------      -----------       -----------
Shares Purchased                       9,797,779       65,363,882       75,161,848        13,217,389
Purchased through Dividend
   Reinvestment                           21,991               --               --                --
                                     -----------      -----------      -----------       -----------
Total Purchased                        9,819,770       65,363,882       75,161,848        13,217,389
Shares Redeemed                      (10,600,490)     (65,623,104)     (84,040,609)      (13,067,930)
                                     -----------      -----------      -----------       -----------
Net Shares Purchased
   (Redeemed)                           (780,720)        (259,222)      (8,878,761)          149,459
                                     ===========      ===========      ===========       ===========
                                                                              U.S.
                                            U.S.                        GOVERNMENT
                                      GOVERNMENT             JUNO            MONEY
                                       BOND FUND             FUND      MARKET FUND
                                    ------------      -----------      -----------
Shares Purchased                      28,603,624       11,538,800    8,602,168,977
Purchased through Dividend
   Reinvestment                          110,185               --       14,433,193
                                    ------------      -----------   --------------
Total Purchased                       28,713,809       11,538,800    8,616,602,170
Shares Redeemed                      (35,323,023)      (8,930,113)  (8,633,633,862)
                                    ------------      -----------   --------------
Net Shares Purchased
   (Redeemed)                         (6,609,214)       2,608,687      (17,031,692)
                                    ============      ===========   ==============

ADVISOR CLASS:
                                                                                                U.S.
                                                                                          GOVERNMENT
                                            NOVA             URSA              OTC             MONEY
                                            FUND             FUND             FUND       MARKET FUND
                                    ------------      -----------     ------------    --------------
Shares Purchased                       3,323,965        7,233,431        9,388,955     3,534,015,646
Purchased through Dividend
   Reinvestment                            2,603               --               --         6,159,595
                                    ------------      -----------     ------------     -------------
Total Purchased                        3,326,568        7,233,431        9,388,955     3,540,175,241
Shares Redeemed                       (2,681,687)      (6,465,780)      (9,423,263)   (3,475,297,393)
                                    ------------      -----------     ------------     -------------
Net Shares Purchased
   (Redeemed)                            644,881          767,651          (34,308)       64,877,848
                                    ============      ===========     ============     =============

H CLASS:

                                                                         LARGE-CAP            LARGE-CAP
                                          MEDIUS            MEKROS          EUROPE                JAPAN
                                            FUND              FUND            FUND                 FUND
                                      ----------       -----------      ----------           ----------
Shares Purchased                       2,057,479        62,108,633       6,107,070            6,781,416
Purchased through Dividend
   Reinvestment                               --                --              --                   --
                                      ----------       -----------      ----------           ----------
Total Purchased                        2,057,479        62,108,633       6,107,070            6,781,416
Shares Redeemed                       (1,864,182)      (62,621,867)     (6,504,668)          (7,735,195)
                                      ----------       -----------      ----------           ----------
Net Shares Purchased
   (Redeemed)                            193,297          (513,234)       (397,598)            (953,779)
                                      ==========       ===========      ==========           ==========

C CLASS:
                                            NOVA              URSA             OTC               ARKTOS
                                            FUND              FUND            FUND                 FUND
                                      ----------           -------        --------              -------
Shares Purchased                         184,591           157,587          92,007               28,773
Purchased through Dividend
   Reinvestment                              184                --              --                   --
                                      ----------           -------        --------              -------
Total Purchased                          184,775           157,587          92,007               28,773
Shares Redeemed                          (71,558)          (86,947)        (47,547)             (20,720)
                                      ----------           -------        --------              -------
Net Shares Purchased
   (Redeemed)                            113,217            70,640          44,460                8,053
                                      ==========           =======        ========              =======

                                                                                                   U.S.
                                                                                             GOVERNMENT
                                          MEDIUS            MEKROS            BOND                 JUNO
                                            FUND              FUND            FUND                 FUND
                                      ----------          --------        --------             --------
Shares Purchased                           1,317           392,622         141,159              288,114
Purchased through Dividend
   Reinvestment                               --                --             546                   --
                                      ----------          --------        --------             --------
Total Purchased                            1,317           392,622         141,705              288,114
Shares Redeemed                               --          (374,810)       (133,423)            (318,068)
                                      ----------          --------        --------             --------
Net Shares Purchased
   (Redeemed)                              1,317            17,812           8,282              (29,954)
                                      ==========          ========        ========             ========

                                                              U.S.
                                       LARGE-CAP        GOVERNMENT
                                          EUROPE             MONEY
                                            FUND       MARKET FUND
                                       ---------       -----------
Shares Purchased                           1,094       114,236,245
Purchased through Dividend
   Reinvestment                               --           519,847
                                       ---------       -----------
Total Purchased                            1,094       114,756,092
Shares Redeemed                             (382)      (96,590,057)
                                       ---------       -----------
Net Shares Purchased
   (Redeemed)                                712        18,166,035
                                       =========       ===========

Transactions in shares for the year ended March 31, 2001 were:

INVESTOR CLASS:
                                            NOVA              URSA             OTC               ARKTOS
                                            FUND              FUND            FUND                 FUND
                                    ------------      ------------    ------------         ------------
Shares Purchased                     185,452,287       406,538,889     420,922,828          152,209,874
Purchased through Dividend
   Reinvestment                               --           167,115         777,771                   --
                                    ------------      ------------    ------------         ------------
Total Purchased                      185,452,287       406,706,004     421,700,599          152,209,874
Shares Redeemed                     (193,932,225)     (422,844,559)   (367,111,507)        (179,601,039)
                                    ------------      ------------    ------------         ------------
Net Shares Purchased
   (Redeemed)                         (8,479,938)      (16,138,555)     54,589,092          (27,391,165)
                                    ============      ============    ============         ============

                                                                                U.S.
                                            U.S.                          GOVERNMENT
                                      GOVERNMENT              JUNO             MONEY
                                       BOND FUND              FUND       MARKET FUND
                                    ------------      ------------    --------------
Shares Purchased                      71,309,788        14,785,606    24,530,057,378
Purchased through Dividend
   Reinvestment                          145,322                --        45,763,976
                                    ------------      ------------    --------------
Total Purchased                       71,455,110        14,785,606    24,575,821,354
Shares Redeemed                      (66,250,872)      (14,630,037)  (24,313,720,912)
                                    ------------      ------------    --------------
Net Shares Purchased
   (Redeemed)                          5,204,238           155,569       262,100,442
                                    ============      ============    ==============

ADVISOR CLASS:
                                                                                                     U.S.
                                                                                               GOVERNMENT
                                            NOVA              URSA             OTC                  MONEY
                                            FUND              FUND            FUND            MARKET FUND
                                    ------------      ------------     -----------       ----------------
Shares Purchased                      30,856,317        22,153,630      49,639,068         10,447,678,995
Purchased through Dividend
   Reinvestment                               --             1,303          38,259             18,449,148
                                    ------------      ------------     -----------       ----------------
Total Purchased                       30,856,317        22,154,933      49,677,327         10,466,128,143
Shares Redeemed                      (32,136,682)      (22,474,711)    (47,523,171)       (10,226,511,716)
                                    ------------      ------------     -----------       ----------------
Net Shares Purchased
   (Redeemed)                         (1,280,365)         (319,778)      2,154,156            239,616,427
                                    ============      ============     ===========       ================

H CLASS:
                                                         LARGE-CAP       LARGE-CAP
                                          MEKROS            EUROPE           JAPAN
                                            FUND              FUND            FUND
                                    ------------      ------------     -----------
Shares Purchased                      42,756,818        14,284,131      12,957,955
Purchased through Dividend
   Reinvestment                               --                --              --
                                    ------------      ------------     -----------
Total Purchased                       42,756,818        14,284,131      12,957,955
Shares Redeemed                      (40,920,732)      (13,721,025)    (11,837,445)
                                    ------------      ------------     -----------
Net Shares Purchased
   (Redeemed)                          1,836,086           563,106       1,120,510
                                    ============      ============     ===========
C CLASS:
                                            NOVA              URSA             OTC           ARKTOS
                                            FUND              FUND            FUND             FUND
                                          ------           -------        --------          -------
Shares Purchased                           4,150             5,215           3,841            1,329
Purchased through Dividend
   Reinvestment                               --                --              --               --
                                          ------           -------        --------          -------
Total Purchased                            4,150             5,215           3,841            1,329
Shares Redeemed                               --            (1,845)           (970)            (712)
                                          ------           -------        --------          -------
Net Shares Purchased
   (Redeemed)                              4,150             3,370           2,871              617
                                          ======           =======        ========          =======

                                                                              U.S.
                                                                        GOVERNMENT
                                          MEKROS              JUNO           MONEY
                                            FUND              FUND     MARKET FUND
                                       ---------          --------     -----------
Shares Purchased                         323,223           199,624      66,358,682
Purchased through Dividend
   Reinvestment                               --                --         474,524
                                       ---------          --------     -----------
Total Purchased                          323,223           199,624      66,833,206
Shares Redeemed                         (323,137)               --     (29,319,029)
                                       ---------          --------     -----------
Net Shares Purchased
   (Redeemed)                                 86           199,624      37,514,177
                                       =========          ========     ===========

Transactions in dollars for the year ended September 30, 2001 were: (Unaudited)

INVESTOR CLASS:
                                            NOVA              URSA             OTC               ARKTOS
                                            FUND              FUND            FUND                 FUND
                                   -------------   ---------------  --------------       --------------
Shares Purchased                   $ 255,587,322   $   674,404,034  $  908,095,903       $  421,763,694
Purchased through Dividend
   Reinvestment                          616,405                --              --                   --
                                   -------------   ---------------  --------------       --------------
Total Purchased                      256,203,727       674,404,034     908,095,903          421,763,694
Shares Redeemed                     (268,302,065)     (673,802,338)   (994,491,138)        (413,585,871)
                                   -------------   ---------------  --------------       --------------
   Net Change                      $ (12,098,338)  $       601,696  $  (86,395,235)      $    8,177,823
                                   =============   ===============  ==============       ==============

                                                                              U.S.
                                            U.S.                        GOVERNMENT
                                      GOVERNMENT              JUNO           MONEY
                                       BOND FUND              FUND     MARKET FUND
                                   -------------   ---------------  --------------
Shares Purchased                   $ 273,701,899   $    99,129,230  $8,602,168,977
Purchased through Dividend
   Reinvestment                        1,061,830                --      14,433,193
                                   -------------   ---------------  --------------
Total Purchased                      274,763,729        99,129,230   8,616,602,170
Shares Redeemed                     (337,774,787)      (77,061,044) (8,633,633,862)
                                   -------------   ---------------  --------------
   Net Change                      $ (63,011,058)  $    22,068,186  $  (17,031,692)
                                   =============   ===============  ==============

ADVISOR CLASS:
                                                                                                     U.S.
                                                                                               GOVERNMENT
                                            NOVA              URSA             OTC                  MONEY
                                            FUND              FUND            FUND            MARKET FUND
                                   -------------   ---------------  --------------       ----------------
Shares Purchased                   $  81,824,385   $    72,055,369  $  112,562,656       $  3,534,015,646
Purchased through Dividend
   Reinvestment                           71,962                --              --              6,159,595
                                   -------------   ---------------  --------------       ----------------
Total Purchased                       81,896,347        72,055,369     112,562,656          3,540,175,241
Shares Redeemed                      (66,972,136)      (64,153,225)   (110,866,240)        (3,475,297,393)
                                   -------------   ---------------  --------------       ----------------
   Net Change                      $  14,924,211   $     7,902,144  $    1,696,416       $     64,877,848
                                   =============   ===============  ==============       ================

H CLASS:
                                                                         LARGE-CAP              LARGE-CAP
                                          MEDIUS            MEKROS          EUROPE                  JAPAN
                                            FUND              FUND            FUND                   FUND
                                   -------------   ---------------  --------------       ----------------
Shares Purchased                   $  48,099,456   $ 1,348,232,294  $  107,767,524       $     90,775,059
Purchased through Dividend
   Reinvestment                               --                --              --                     --
                                   -------------   ---------------  --------------       ----------------
Total Purchased                       48,099,456     1,348,232,294     107,767,524             90,775,059
Shares Redeemed                      (42,366,761)   (1,352,674,548)   (113,715,689)          (102,391,781)
                                   -------------   ---------------  --------------       ----------------
   Net Change                      $   5,732,695   $    (4,442,254) $   (5,948,165)      $    (11,616,722)
                                   =============   ===============  ==============       ================

C CLASS:
                                            NOVA              URSA             OTC                 ARKTOS
                                            FUND              FUND            FUND                   FUND
                                   -------------   ---------------  --------------       ----------------
Shares Purchased                   $   4,502,460   $     1,648,316  $    1,100,659       $      1,016,754
Purchased through Dividend
   Reinvestment                            5,146                --              --                     --
                                   -------------   ---------------  --------------       ----------------
Total Purchased                        4,507,606         1,648,316       1,100,659              1,016,754
Shares Redeemed                       (1,527,548)         (967,885)       (521,728)              (735,320)
                                   -------------   ---------------  --------------       ----------------
   Net Change                      $   2,980,058   $       680,431  $      578,931       $        281,434
                                   =============   ===============  ==============       ================

                                                                              U.S.
                                                                        GOVERNMENT
                                          MEDIUS            MEKROS            BOND                   JUNO
                                            FUND              FUND            FUND                   FUND
                                   -------------   ---------------  --------------       ----------------
Shares Purchased                   $      32,670   $     8,564,861  $    1,337,314       $      2,474,991
Purchased through Dividend
   Reinvestment                               --                --           5,236                     --
                                   -------------   ---------------  --------------       ----------------
Total Purchased                           32,670         8,564,861       1,342,550              2,474,991
Shares Redeemed                               --        (7,329,314)     (1,269,149)            (2,801,030)
                                   -------------   ---------------  --------------       ----------------
   Net Change                      $      32,670   $     1,235,547  $       73,401       $       (326,039)
                                   =============   ===============  ==============       ================

                                                              U.S.
                                       LARGE-CAP        GOVERNMENT
                                          EUROPE             MONEY
                                            FUND       MARKET FUND
                                   -------------   ---------------
Shares Purchased                   $      18,196   $  114,361,784
Purchased through Dividend
   Reinvestment                               --           394,308
                                   -------------   ---------------
Total Purchased                           18,196       114,756,092
Shares Redeemed                           (6,803)      (96,590,057)
                                   -------------   ---------------
   Net Change                      $      11,393   $    18,166,035
                                   =============   ===============

Transactions in dollars for the year ended March 31, 2001 were:

INVESTOR CLASS:
                                             NOVA              URSA              OTC               ARKTOS
                                             FUND              FUND             FUND                 FUND
                                   --------------   ---------------  ---------------     ----------------
Shares Purchased                   $7,003,815,463   $ 3,399,091,714  $10,529,502,298     $  2,197,923,834
Purchased through Dividend
   Reinvestment                                --         1,520,821       17,282,074                   --
                                   --------------   ---------------  ---------------     ----------------
Total Purchased                     7,003,815,463     3,400,612,535   10,546,784,372        2,197,923,834
 Shares Redeemed                   (7,290,416,260)   (3,547,872,427) (10,895,489,481)      (2,281,935,120)
                                   --------------   ---------------  ---------------     ----------------
   Net Change                      $ (286,600,797)  $  (147,259,892) $  (348,705,109)    $    (84,011,286)
                                   ==============   ===============  ===============     ================

                                                                                U.S.
                                             U.S.                         GOVERNMENT
                                       GOVERNMENT              JUNO            MONEY
                                        BOND FUND              FUND      MARKET FUND
                                  ---------------   ---------------  ---------------
Shares Purchased                  $   682,179,127   $   130,489,857  $24,530,041,492
Purchased through Dividend
   Reinvestment                         1,392,431                --       45,763,974
                                  ---------------   ---------------  ---------------
Total Purchased                    683,571,558.00    130,489,857.00   24,575,805,466
 Shares Redeemed                  (631,085,587.00)  (129,697,613.00) (24,313,722,065)
                                  ---------------   ---------------  ---------------
   Net Change                     $    52,485,971   $       792,244  $   262,083,401
                                  ===============   ===============  ===============

ADVISOR CLASS:
                                                                                                     U.S.
                                                                                               GOVERNMENT
                                             NOVA              URSA              OTC                MONEY
                                             FUND              FUND             FUND          MARKET FUND
                                 ----------------   ---------------  ---------------     ----------------
Shares Purchased                 $  1,131,516,726   $   182,236,686  $ 1,259,862,662     $ 10,447,678,996
Purchased through Dividend
   Reinvestment                                --            11,690          840,926           18,449,149
                                 ----------------   ---------------  ---------------     ----------------
Total Purchased                     1,131,516,726       182,248,376    1,260,703,588       10,466,128,145
 Shares Redeemed                   (1,182,778,448)     (183,906,180)  (1,245,779,135)     (10,226,511,716)
                                 ----------------   ---------------  ---------------     ----------------
   Net Change                    $    (51,261,722)  $    (1,657,804) $    14,924,453     $    239,616,429
                                 ================   ===============  ===============     ================

H CLASS:
                                                          LARGE-CAP        LARGE-CAP
                                           MEKROS            EUROPE            JAPAN
                                             FUND              FUND             FUND
                                 ----------------   ---------------  ---------------
Shares Purchased                 $    979,090,485   $   338,024,537  $   251,982,169
Purchased through Dividend
   Reinvestment                                --                --               --
                                 ----------------   ---------------  ---------------
Total Purchased                       979,090,485       338,024,537      251,982,169
 Shares Redeemed                     (928,225,500)     (318,887,014)    (229,492,718)
                                 ----------------   ---------------  ---------------
   Net Change                    $     50,864,985   $    19,137,523  $    22,489,451
                                 ================   ===============  ===============

C CLASS:
                                             NOVA              URSA              OTC             ARKTOS
                                             FUND              FUND             FUND               FUND
                                 ----------------   ---------------  ---------------     --------------
Shares Purchased                 $        111,798   $        55,000  $        43,590     $       44,863
Purchased through Dividend
    Reinvestment                               --                --               --                 --
                                 ----------------   ---------------  ---------------     --------------
Total Purchased                           111,798            55,000           43,590             44,863
Shares Redeemed                                             (18,875)         (11,059)           (23,822)
                                 ----------------   ---------------  ---------------     --------------
   Net Change                    $        111,798   $        36,125  $        32,531     $       21,041
                                 ================   ===============  ===============     ==============

                                                                                U.S.
                                                                          GOVERNMENT
                                           MEKROS              JUNO            MONEY
                                             FUND              FUND      MARKET FUND
                                 ----------------   ---------------  ---------------
Shares Purchased                 $      7,848,227   $     1,705,972  $    66,233,143
Purchased through Dividend
    Reinvestment                               --                --          600,063
                                 ----------------   ---------------  ---------------
Total Purchased                         7,848,227         1,705,972       66,833,206
Shares Redeemed                        (7,542,928)               --      (29,319,029)
                                 ----------------   ---------------  ---------------
   Net Change                    $        305,299   $     1,705,972  $    37,514,177
                                 ================   ===============  ===============

9. NOVA FUND PRESENTATION

The Nova Fund, Investor, Advisor, and C Class shares, was reorganized into the "master-feeder arrangement" effective after the close of business on July 31, 2001. (See Note 3 for further discussion regarding the "master-feeder arrangement.") Because the reorganization occurred mid-period, certain expenses of the Nova Fund prior to the reorganization (the "Predecessor") are included in the Statement of Operations for the Nova Master Portfolio although, by nature, the expenses will not be incurred by the Nova Master Portfolio in future periods. The following expense amounts were incurred by the Predecessor and are included in the Statement of Operations for the Nova Master Portfolio for the period ending September 30, 2001:

   Transfer Agent Fees                   $298,005
   Accounting Fees                        124,134
   Audit and Outside Services              46,923
   Registration Fees                       85,557
   Distribution Fees                       33,551
   Servicing Fees                          33,521
   Miscellaneous                         (438,638)
                                         ---------
   Total                                 $183,053
                                         =========

10.  NET ASSETS

At September 30, 2001, net assets consisted of: (Unaudited)

                                                               NOVA                                URSA
                                             NOVA            MASTER             URSA             MASTER               OTC
                                             FUND              FUND             FUND          PORTFOLIO              FUND
                                 ----------------   ---------------  ---------------     --------------  ----------------
Paid-In-Capital                  $    295,434,240   $   455,787,716  $   181,844,052     $  665,468,015  $  1,575,186,756
Undistributed Net Investment
   Income (Loss)                          250,864            11,668        5,160,035             60,270        (4,538,070)
Accumulated Net Realized Loss
   on Investments, Equity Index
   Swaps, and Futures Contracts       (26,197,972)     (240,956,936)        (873,705)      (405,028,661)     (853,916,024)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Equity Index Swaps, and
   Futures Contracts                  (29,551,870)       25,013,048       72,862,269         (1,864,929)        3,963,053
                                 ----------------   ---------------  ---------------     --------------  ----------------
Net Assets                       $    239,935,262   $   239,855,496  $   258,992,651     $  258,634,695  $    720,695,715
                                 ================   ===============  ===============     ==============  ================

                                                             ARKTOS                                                  U.S.
                                           ARKTOS            MASTER           MEDIUS             MEKROS        GOVERNMENT
                                             FUND         PORTFOLIO             FUND               FUND         BOND FUND
                                 ----------------   ---------------  ---------------     --------------  ----------------
Paid-In-Capital                  $     72,332,495   $   207,296,814  $     5,765,365     $   33,497,663  $     23,658,288
Undistributed Net Investment
   Income (Loss)                        3,009,019        (2,079,033)          19,430            537,188           181,493
Accumulated Net Realized Gain
   (Loss) on Investments,
   Equity Index Swaps, and
   Futures Contracts                   12,339,950      (102,577,182)        (117,654)       (11,444,252)       (8,715,851)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swap, and Futures
   Contracts                           15,033,297           214,080       (1,843,392)          (635,278)          819,335
                                 ----------------   ---------------  ---------------     --------------  ----------------
Net Assets                       $    102,714,761   $   102,854,679  $     3,823,749     $   21,955,321  $     15,943,265
                                 ================   ===============  ===============     ==============  ================

                                                                                                                     U.S.
                                                                                                               GOVERNMENT
                                                               JUNO        LARGE-CAP          LARGE-CAP             MONEY
                                             JUNO            MASTER           EUROPE              JAPAN            MARKET
                                             FUND         PORTFOLIO             FUND               FUND              FUND
                                 ----------------   ---------------  ---------------     --------------  ----------------
Paid-In-Capital                  $     34,816,037   $    42,532,204  $     4,086,370     $    3,009,046  $  1,504,169,106
Undistributed Net Investment
   Income (Loss)                          162,755             1,572          607,799            835,720           (91,099)
Accumulated Net Realized Gain
   (Loss) on Investments
   Equity Index Swaps, and
   Futures Contracts                     (992,197)       (8,492,632)      (2,413,406)        (1,989,900)         (480,853)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, and Futures
   Contracts                             (495,117)         (567,384)         132,143           (245,147)               --
                                 ----------------   ---------------  ---------------     --------------  ----------------
Net Assets                       $     33,491,478   $    33,473,760  $     2,412,906     $    1,609,719  $  1,503,597,154
                                 ================   ===============  ===============     ==============  ================

11.  LOSS CARRYFORWARD - FEDERAL INCOME TAX

At March 31, 2001, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration

                                                                                                   U.S.
                                                                                             GOVERNMENT
                                                                                                   BOND
EXPIRES MARCH 31                        NOVA FUND         URSA FUND      ARKTOS FUND               FUND
----------------                 ----------------   ---------------  ---------------     --------------
2003                             $             --   $     5,476,631  $            --      $          --
2004                                           --        43,168,709               --                 --
2005                                           --        50,012,823               --                 --
2006                                           --       102,945,587               --                 --
2007                                           --       102,218,150        4,782,728                 --
2008                                           --       124,148,192       82,494,467          4,709,128
2009                                   68,501,609                --       60,215,201                 --

                                                                                U.S.
                                                          LARGE-CAP       GOVERNMENT
                                                              JAPAN            MONEY
EXPIRES MARCH 31                        JUNO FUND              FUND      MARKET FUND
----------------                 ----------------   ---------------  ---------------
2003                             $             --   $            --  $            --
2004                                    2,565,794                --               --
2005                                      106,438                --               --
2006                                    2,486,456                --               --
2007                                    1,206,560                --           13,314
2008                                           --                --          342,904
2009                                    1,582,486            19,552          124,003

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
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DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.

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